                                                        [LOGO]



Annual Report
TAX-FREE FUNDS


                                        June 30, 2000




                                       ARIZONA TAX-FREE FUND
                                       CALIFORNIA LIMITED TERM TAX-FREE FUND
                                       CALIFORNIA TAX-FREE FUND
                                       COLORADO TAX-FREE FUND
                                       MINNESOTA INTERMEDIATE TAX-FREE FUND
                                       MINNESOTA TAX-FREE FUND
                                       NATIONAL LIMITED TERM TAX-FREE FUND
                                       NATIONAL TAX-FREE FUND
                                       OREGON TAX-FREE FUND





                 SUPPLEMENT TO THE PROSPECTUS ENCLOSED

                            WELLS FARGO FUNDS TRUST
                      NATIONAL LIMITED TERM TAX-FREE FUND
                              INSTITUTIONAL CLASS
                             NATIONAL TAX-FREE FUND
               CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS

                     Supplement dated August 25, 2000 to the
                       Prospectuses dated November 8, 1999

  Effective August 25, 2000, Stephen Galiani is responsible as portfolio manager for the day-to-day management of the National Tax-Free Fund. Effective
  August 1, 2000, Patricia Hovanetz, CFA, is solely responsible as the portfolio manager for the day-to-day management of the National Limited Term Tax-Free Fund. Mark Walter no longer assists Ms. Hovanetz in her responsibilities for this Fund.

                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------

  ARIZONA TAX-FREE FUND........................................................2

  CALIFORNIA LIMITED TERM TAX-FREE FUND........................................4

  CALIFORNIA TAX-FREE FUND.....................................................6

  COLORADO TAX-FREE FUND.......................................................8

  MINNESOTA INTERMEDIATE TAX-FREE FUND........................................10

  MINNESOTA TAX-FREE FUND.....................................................12

  NATIONAL LIMITED TERM TAX-FREE FUND.........................................14

  NATIONAL TAX-FREE FUND......................................................16

  OREGON TAX-FREE FUND........................................................18

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  ARIZONA TAX-FREE FUND.......................................................20

  CALIFORNIA LIMITED TERM TAX-FREE FUND.......................................22

  CALIFORNIA TAX-FREE FUND....................................................24

  COLORADO TAX-FREE FUND......................................................31

  MINNESOTA INTERMEDIATE TAX-FREE FUND........................................34

  MINNESOTA TAX-FREE FUND.....................................................41

  NATIONAL LIMITED TERM TAX-FREE FUND.........................................44

  NATIONAL TAX-FREE FUND......................................................48

  OREGON TAX-FREE FUND........................................................55

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES........................................58

  STATEMENTS OF OPERATIONS....................................................60

  STATEMENTS OF CHANGES IN NET ASSETS.........................................62

  FINANCIAL HIGHLIGHTS........................................................68

NOTES TO FINANCIAL HIGHLIGHTS.................................................74
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NOTES TO FINANCIAL STATEMENTS.................................................75
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INDEPENDENT AUDITORS' REPORT..................................................81
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TAX INFORMATION...............................................................82
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LIST OF ABBREVIATIONS.........................................................83
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   During the past fiscal year, investors experienced both bull and bear markets in one of the most volatile periods in recent years. Despite a favorable economic backdrop characterized by a budget surplus, low inflation and productivity gains, concerns over rising interest rates created a challenging environment for tax-free income funds over the year.
   Although inflation remains at historic lows, the Federal Reserve Board (the
  Fed) gave notice that the nation's fast-growing economy could trigger an inflationary spike when it raised short-term rates twice during the summer of 1999. The Fed reinforced its position with four successive interest rate hikes, including a half-percent increase on May 16, 2000.
   All in all, short-term interest rates rose from 4.75% to 6.50% over the period. Rising interest rates translated into higher yields on short-term bonds, which in turn sent bond prices downward (bond yields move inversely to prices). As a result, municipal bonds posted negative returns at the end of 1999. Credit quality concerns among health care-related bonds, plus relatively longer bond durations, also affected fund performance.
   The scenario improved during the first and second quarters of 2000, as a decline in longer-term interest rates created a tailwind for various municipal bonds, particularly AAA- and AA-rated bonds. This rally reflected growing optimism over the inflation outlook, the U.S. Treasury Department's repurchase of intermediate- and longer-term U.S. Treasury securities and the flight of capital from stocks to bonds. As is the case when interest rates decline, high-quality investment-grade bonds, which comprise the majority of the tax-free funds' holdings, outperformed lower-tier investment-grade issues. Tax-exempt securities further benefited from broadening demand beyond retail investors to institutional investors.
   Whatever transpires in the bond market over the ensuing months, it's important to keep in mind that municipal bonds often provide higher taxable-equivalent yields than taxable bonds. And in fast-changing markets, the emphasis on diversification among securities within Wells Fargo Funds' tax-free income funds may help moderate risk -- and provide investors the potential to earn more balanced returns.
   In closing, we wish to thank you for choosing Wells Fargo Funds. We value your business and will continue to offer an expanding array of quality investments designed to help you achieve your personal financial goals.
   We also encourage you to maintain a balanced portfolio to help weather rapidly changing conditions. If you have any questions about your investments or need further information, please contact your investment professional, or call us at 1-800-222-8222.

  Sincerely,

    /S/ MICHAEL J. HOGAN
    MICHAEL J. HOGAN
    PRESIDENT,
    WELLS FARGO FUNDS

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Arizona Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Arizona personal income tax.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  03/02/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 0.52%(1) for the 12-month period ended June 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 3.25% during the period. The Fund's Class A shares distributed $0.47 per share in dividend income and $0.02 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the first six months of the period, a time of rising interest rates, the Fund underperformed the Index due to the portfolio's longer duration and average maturity. The portfolio's structure boosted performance over the second half of the period during a period of generally falling interest rates. The Fund also benefited from its concentration of higher-yielding bonds, which boosted income.
   The Fund's AAA-insured bonds with coupons of 5% and higher were outstanding performers during the period. These bonds held their value when interest rates rose, and then they outperformed when rates declined. In contrast, the Fund's health-care related bonds, which represented 23% of the portfolio for most of the period, underperformed against other sectors of the municipal market due to problems related to managed care and government reimbursements.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund is well-positioned within the current market environment. The Fund will continue to pursue opportunities to enhance its distribution yield (the income component of total return) by adding higher-yielding securities on a selective basis.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Arizona Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Arizona Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The Stagecoach Arizona Tax-Free Fund is the successor fund to the Pacifica Arizona Tax-Exempt Fund (10/95 to 9/96) and the Westcore Arizona IntermediateTax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Trust Class A and Westcore Trust performance. Class B share performance also reflects such performance but has been adjusted to reflect Class B share expense levels as of the inception date of 9/6/96. For Institutional
Class shares, performance reflects the Investor Class shares of the Pacifica Arizona Tax-Exempt Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Arizona Tax-Free Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Arizona Intermediate Tax-Free Fund of Westcore Trust. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The chart compares the performance of the Wells Fargo Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
2

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                  Excluding Sales Charge            Including Sales Charge
                           -------------------------------------  ---------------------------
                                                         Since                        Since
                           6-Month*   1-Year   5-Year  Inception   1-Year   5-Year  Inception
CLASS A                       4.94      0.52    4.03       5.12     (3.99)   3.08       4.54
CLASS B                       4.41     (0.29)   3.04       4.09     (5.06)   2.71       4.09
INSTITUTIONAL CLASS           4.92      0.57    4.19       5.21
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND INDEX      4.48      3.25    5.88

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    5.61%
ESTIMATED DURATION                      10.38 YEARS
NAV (A, B, INST.)                   $9.76, $9.41, $9.76
PORTFOLIO TURNOVER                          32%
NUMBER OF HOLDINGS                           40
SEC YIELD(5) (A, B, INST.)          5.36%, 4.86%, 5.78%
DISTRIBUTION RATE(6)
  (A, B, INST.)                     5.06%, 4.55%, 5.47%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, INST.)                     9.34%, 8.47%, 10.08%
ALTERNATIVE MINIMUM TAX(7)                 15.54%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO     LEHMAN BROTHERS  WELLS FARGO ARIZONA
       ARIZONA TAX-FREE  MUNICIPAL BOND     TAX-FREE FUND -
        FUND - CLASS A        INDEX       INSTITUTIONAL CLASS

3/92             $9,524          $10,004               $9,971

4/92             $9,604          $10,093              $10,056

5/92             $9,718          $10,212              $10,175

6/92             $9,858          $10,384              $10,322

7/92             $9,897          $10,695              $10,362

8/92            $10,002          $10,590              $10,472

9/92            $10,111          $10,659              $10,586

10/92            $9,998          $10,555              $10,467

11/92           $10,194          $10,744              $10,673

12/92           $10,292          $10,853              $10,776

1/93            $10,457          $10,979              $10,949

2/93            $10,770          $11,377              $11,276

3/93            $10,602          $11,256              $11,100

4/93            $10,694          $11,370              $11,196

5/93            $10,738          $11,433              $11,243

6/93            $10,903          $11,624              $11,416

7/93            $10,870          $11,639              $11,381

8/93            $11,096          $11,882              $11,618

9/93            $11,254          $12,017              $11,783

10/93           $11,276          $12,040              $11,806

11/93           $11,196          $11,934              $11,722

12/93           $11,378          $12,186              $11,913

1/94            $11,508          $12,325              $12,049

2/94            $11,209          $12,005              $11,736

3/94            $10,956          $11,517              $11,470

4/94            $11,017          $11,615              $11,535

5/94            $11,090          $11,716              $11,612

6/94            $11,049          $11,644              $11,568

7/94            $11,208          $11,857              $11,734

8/94            $11,261          $11,899              $11,790

9/94            $11,149          $11,724              $11,673

10/94           $10,965          $11,515              $11,480

11/94           $10,801          $11,307              $11,309

12/94           $11,002          $11,556              $11,519

1/95            $11,248          $11,886              $11,777

2/95            $11,515          $12,231              $12,057

3/95            $11,608          $12,372              $12,154

4/95            $11,657          $12,387              $12,205

5/95            $11,905          $12,782              $12,465

6/95            $11,880          $12,670              $12,439

7/95            $11,999          $12,790              $12,563

8/95            $12,117          $12,952              $12,686

9/95            $12,161          $13,034              $12,732

10/95           $12,274          $13,224              $12,854

11/95           $12,410          $13,443              $13,000

12/95           $12,509          $13,573              $13,106

1/96            $12,604          $13,676              $13,208

2/96            $12,534          $13,583              $13,138

3/96            $12,328          $13,409              $12,924

4/96            $12,335          $13,371              $12,922

5/96            $12,285          $13,366              $12,885

6/96            $12,401          $13,512              $13,007

7/96            $12,554          $13,633              $13,171

8/96            $12,508          $13,630              $13,113

9/96            $12,612          $13,821              $13,224

10/96           $12,747          $13,977              $13,380

11/96           $12,990          $14,233              $13,638

12/96           $12,939          $14,174              $13,587

1/97            $12,980          $14,200              $13,632

2/97            $13,062          $14,331              $13,720

3/97            $12,888          $14,140              $13,539

4/97            $12,986          $14,259              $13,631

5/97            $13,161          $14,475              $13,818

6/97            $13,307          $14,629              $13,987

7/97            $13,706          $15,035              $14,396

8/97            $13,532          $14,893              $14,215

9/97            $13,705          $15,071              $14,412

10/97           $13,758          $15,167              $14,483

11/97           $13,840          $15,257              $14,572

12/97           $14,065          $15,479              $14,799

1/98            $14,182          $15,639              $14,926

2/98            $14,162          $15,643              $14,906

3/98            $14,134          $15,657              $14,891

4/98            $14,014          $15,587              $14,765

5/98            $14,263          $15,833              $15,028

6/98            $14,313          $15,895              $15,068

7/98            $14,329          $15,935              $15,085

8/98            $14,604          $16,182              $15,375

9/98            $14,788          $16,384              $15,584

10/98           $14,722          $16,384              $15,500

11/98           $14,771          $16,441              $15,552

12/98           $14,772          $16,492              $15,569

1/99            $14,964          $16,689              $15,772

2/99            $14,819          $16,615              $15,619

3/99            $14,873          $16,638              $15,662

4/99            $14,873          $16,680              $15,678

5/99            $14,729          $16,818              $15,512

6/99            $14,403          $16,576              $15,185

7/99            $14,432          $16,636              $15,216

8/99            $14,188          $16,503              $14,960

9/99            $14,129          $16,509              $14,883

10/99           $13,815          $16,331              $14,554

11/99           $13,970          $16,504              $14,735

12/99           $13,797          $16,381              $14,555

1/00            $13,682          $16,308              $14,421

2/00            $13,896          $16,498              $14,649

3/00            $14,262          $16,857              $15,036

4/00            $14,189          $16,758              $14,961

5/00            $14,061          $16,671              $14,829

6/00            $14,478          $17,112              $15,271

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  40%

AA                       30%

A                        14%

BBB                      14%

Cash                      1%

SP1                       1%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20-30 Years  48%

10-20 Years  34%

5-10 Years   10%

1-5 Years     5%

0-1 Year      3%

--------------------------------------------------------------------------------

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.64%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California personal income tax, while preserving capital.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Mary Gail Walton, CFA

INCEPTION DATE
  11/18/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 3.67%(1) for the 12-month period ended June 30, 2000, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 3.73%. The Fund's Class A shares distributed $0.40 per share in dividend income and $0.05 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the period, the Federal Reserve Board raised interest rates on six separate occasions in an effort to slow the nation's fast-growing economy and contain inflationary pressures. In all, short-term rates increased from 4.75% to 6.50% over the past year.
   The last half of 1999 was a difficult period for long-term U.S. Treasury securities. However, long-term U.S. Treasuries rallied early in 2000, nearly recouping their previous losses. In all, returns on longer-term bond issues have generally eclipsed bonds with shorter maturities. More importantly, the intermediate portion of the yield curve, the portion where the Fund is positioned, has generated positive returns over the entire reporting period.
   The Fund maintains a high average coupon as a defensive measure in periods of rising interest rates. Furthermore, the Fund's buy/sell strategy has helped to enhance performance and yield without sacrificing a commitment to quality.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Rising interest rates have slowed the economy, and concerns over inflation are beginning to subside. Although the Fund ultimately expects yields to decline, it will continue to seek attractive opportunities along the yield curve, extending maturities on a value-oriented basis.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
4

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge           Including Sales Charge
                           -----------------------------------  ---------------------------
                                                       Since                        Since
                           6-Month*  1-Year  5-Year  Inception   1-Year   5-Year  Inception
CLASS A                       2.95    3.67    4.25       4.34     (0.97)   3.29       3.71
INSTITUTIONAL CLASS           3.03    3.79    4.30       4.38
BENCHMARK
  LEHMAN BROTHERS 3-YEAR
    MUNICIPAL BOND INDEX      2.41    3.73    4.65

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    6.21%
ESTIMATED DURATION                       3.46 YEARS
NAV (A, INST.)                         $10.14, $9.98
PORTFOLIO TURNOVER                          60%
NUMBER OF HOLDINGS                           36
SEC YIELD(5) (A, INST.)                 3.55%, 3.87%
DISTRIBUTION RATE(6) (A,
  INST.)                                4.28%, 4.63%
TAXABLE EQUIVALENT YIELD(7)
  (A, INST.)                            6.48%, 7.06%
ALTERNATIVE MINIMUM TAX(7)                 7.33%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO                            WELLS FARGO
       CALIFORNIA LIMITED  LEHMAN BROTHERS    CALIFORNIA LIMITED
         TERM TAX-FREE     3-YEAR MUNICIPAL  TERM TAX-FREE FUND -
         FUND - CLASS A       BOND INDEX     INSTITUTIONAL CLASS

12/92              $9,632           $10,130               $10,084

1/93               $9,719           $10,206               $10,176

2/93               $9,922           $10,367               $10,389

3/93               $9,841           $10,336               $10,303

4/93               $9,893           $10,395               $10,358

5/93               $9,908           $10,424               $10,373

6/93               $9,997           $10,490               $10,467

7/93               $9,972           $10,496               $10,441

8/93              $10,112           $10,593               $10,587

9/93              $10,192           $10,640               $10,671

10/93             $10,213           $10,662               $10,693

11/93             $10,184           $10,648               $10,663

12/93             $10,316           $10,760               $10,801

1/94              $10,389           $10,847               $10,877

2/94              $10,241           $10,746               $10,722

3/94              $10,125           $10,616               $10,601

4/94              $10,159           $10,679               $10,636

5/94              $10,194           $10,729               $10,674

6/94              $10,178           $10,732               $10,657

7/94              $10,275           $10,821               $10,758

8/94              $10,291           $10,860               $10,774

9/94              $10,254           $10,833               $10,736

10/94             $10,218           $10,807               $10,698

11/94             $10,149           $10,788               $10,627

12/94             $10,202           $10,834               $10,681

1/95              $10,317           $10,924               $10,802

2/95              $10,461           $11,039               $10,953

3/95              $10,549           $11,138               $11,045

4/95              $10,569           $11,176               $11,066

5/95              $10,719           $11,347               $11,223

6/95              $10,722           $11,374               $11,226

7/95              $10,816           $11,494               $11,324

8/95              $10,892           $11,584               $11,404

9/95              $10,937           $11,617               $11,451

10/95             $11,001           $11,673               $11,518

11/95             $11,078           $11,747               $11,599

12/95             $11,134           $11,796               $11,658

1/96              $11,224           $11,888               $11,752

2/96              $11,214           $11,890               $11,741

3/96              $11,141           $11,861               $11,665

4/96              $11,144           $11,876               $11,668

5/96              $11,141           $11,886               $11,665

6/96              $11,197           $11,957               $11,723

7/96              $11,276           $12,023               $11,806

8/96              $11,284           $12,042               $11,815

9/96              $11,358           $12,115               $11,893

10/96             $11,447           $12,200               $11,975

11/96             $11,572           $12,314               $12,121

12/96             $11,563           $12,321               $12,111

1/97              $11,614           $12,375               $12,154

2/97              $11,670           $12,435               $12,213

3/97              $11,582           $12,371               $12,131

4/97              $11,630           $12,424               $12,170

5/97              $11,737           $12,526               $12,296

6/97              $11,806           $12,600               $12,369

7/97              $11,969           $12,750               $12,531

8/97              $11,940           $12,724               $12,500

9/97              $12,011           $12,815               $12,575

10/97             $12,052           $12,872               $12,619

11/97             $12,076           $12,910               $12,644

12/97             $12,155           $12,997               $12,728

1/98              $12,265           $13,083               $12,846

2/98              $12,277           $13,111               $12,858

3/98              $12,268           $13,132               $12,848

4/98              $12,235           $13,113               $12,813

5/98              $12,344           $13,235               $12,929

6/98              $12,382           $13,280               $12,969

7/98              $12,435           $13,328               $13,025

8/98              $12,602           $13,457               $13,204

9/98              $12,748           $13,543               $13,346

10/98             $12,765           $13,608               $13,377

11/98             $12,802           $13,641               $13,416

12/98             $12,818           $13,674               $13,431

1/99              $12,945           $13,798               $13,565

2/99              $12,908           $13,813               $13,526

3/99              $12,936           $13,826               $13,569

4/99              $12,941           $13,869               $13,561

5/99              $12,893           $13,849               $13,509

6/99              $12,733           $13,766               $13,352

7/99              $12,811           $13,835               $13,423

8/99              $12,788           $13,852               $13,398

9/99              $12,840           $13,904               $13,466

10/99             $12,805           $13,906               $13,430

11/99             $12,870           $13,967               $13,487

12/99             $12,823           $13,944               $13,451

1/00              $12,864           $13,970               $13,495

2/00              $12,918           $14,014               $13,554

3/00              $13,016           $14,087               $13,659

4/00              $12,986           $14,089               $13,628

5/00              $13,010           $14,103               $13,654

6/00              $13,201           $14,282               $13,859

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  54%

A                        23%

AA                       18%

SP1                       5%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10-20 Years   6%

5-10 Years   27%

1-5 Years    51%

0-1 Year     16%

--------------------------------------------------------------------------------

(3) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California personal income tax, while preserving capital, by investing in medium- to long-term investment-grade municipal securities.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  10/06/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 3.10%(1) for the 12-month period ended June 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 3.25% during the period. The Fund's Class A shares distributed $0.52 per share in dividend income and $0.03 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the last half of 1999 -- a period of rising interest rates -- the Fund underperformed its Index due to a longer duration and average maturity structure. However, since the Fund is positioned to benefit from declining interest rates, its longer duration and average maturity helped it outperform the Index during the first half of 2000, a period of generally falling interest rates. And over the past six months, the Fund also benefited from its high-quality portfolio, whose high-quality bonds rallied when interest rates began to decline.
   The Fund's intermediate- and long-term AAA-insured bonds -- those with higher coupons -- were outstanding performers over the period. These securities held their value when interest rates were rising, and performed well when rates declined. In contrast, various health-care related bonds underperformed against other sectors of the municipal market due to problems related to managed care and government reimbursements. Fortunately, the health care sector represented only 10% of portfolio assets throughout most of the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund is well-positioned within the current market environment. The Fund will continue to pursue opportunities to enhance its distribution yield (the income component of total return) by adding higher-yielding securities on a selective basis.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B, Class C and Institutional
Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund; for periods prior to July 1, 1993, Class C share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class C shares of the Wells Fargo Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund, although for periods prior to July 1, 1993, Class B share performance of the Fund reflects performance of the Class A shares of the Overland Fund, adjusted to reflect the sales charges and expenses of the Class B shares of the Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
6

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                Excluding Sales Charge         Including Sales Charge
                           ---------------------------------  ------------------------
                           6-Month*  1-Year  5-Year  10-Year  1-Year   5-Year  10-Year
CLASS A                       5.47    3.10    5.82     6.91    (1.55)   4.85     6.43
CLASS B                       5.02    2.21    5.02     6.16    (2.68)   4.70     6.16
CLASS C                       4.92    2.21    5.02     6.16     1.23    5.02     6.16
INSTITUTIONAL CLASS           5.45    3.16    5.85     6.93
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND INDEX      4.48    3.25    5.88     7.06

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    5.11%
ESTIMATED DURATION                       8.71 YEARS
NAV                               $10.77, $10.97, $10.97,
  (A, B, C, INST.)                         $10.79
PORTFOLIO TURNOVER                          35%
NUMBER OF HOLDINGS                          280
SEC YIELD(5)
  (A, B, C, INST.)               4.80%, 4.17%, 4.17%, 5.18%
DISTRIBUTION RATE(6)
  (A, B, C, INST.)               4.74%, 4.22%, 4.21%, 5.13%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, C, INST.)               8.76%, 7.61%, 7.61%, 9.46%
ALTERNATIVE MINIMUM TAX(7)                 11.20%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO CALIFORNIA     LEHMAN BROTHERS           WELLS FARGO CALIFORNIA
       TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  TAX-FREE FUND - INSTITUTIONAL CLASS

6/90                    $9,550               $10,000                              $10,000

7/90                    $9,721               $10,147                              $10,175

8/90                    $9,440               $10,000                               $9,881

9/90                    $9,431               $10,006                               $9,872

10/90                   $9,592               $10,187                              $10,040

11/90                   $9,820               $10,392                              $10,279

12/90                   $9,897               $10,437                              $10,360

1/91                   $10,061               $10,577                              $10,531

2/91                   $10,119               $10,669                              $10,592

3/91                   $10,139               $10,674                              $10,612

4/91                   $10,295               $10,816                              $10,777

5/91                   $10,414               $10,912                              $10,900

6/91                   $10,381               $10,901                              $10,866

7/91                   $10,528               $11,034                              $11,020

8/91                   $10,655               $11,180                              $11,153

9/91                   $10,803               $11,325                              $11,308

10/91                  $10,891               $11,427                              $11,400

11/91                  $10,887               $11,459                              $11,396

12/91                  $11,048               $11,705                              $11,564

1/92                   $11,034               $11,732                              $11,549

2/92                   $11,102               $11,736                              $11,621

3/92                   $11,140               $11,740                              $11,661

4/92                   $11,241               $11,845                              $11,767

5/92                   $11,364               $11,985                              $11,895

6/92                   $11,572               $12,186                              $12,112

7/92                   $11,950               $12,551                              $12,509

8/92                   $11,786               $12,428                              $12,337

9/92                   $11,847               $12,509                              $12,401

10/92                  $11,617               $12,387                              $12,160

11/92                  $11,906               $12,608                              $12,462

12/92                  $12,043               $12,737                              $12,606

1/93                   $12,182               $12,885                              $12,752

2/93                   $12,633               $13,351                              $13,223

3/93                   $12,535               $13,210                              $13,121

4/93                   $12,681               $13,343                              $13,274

5/93                   $12,771               $13,418                              $13,368

6/93                   $13,011               $13,642                              $13,619

7/93                   $13,003               $13,660                              $13,611

8/93                   $13,326               $13,944                              $13,949

9/93                   $13,513               $14,103                              $14,144

10/93                  $13,539               $14,129                              $14,172

11/93                  $13,404               $14,005                              $14,030

12/93                  $13,606               $14,301                              $14,242

1/94                   $13,776               $14,464                              $14,420

2/94                   $13,506               $14,089                              $14,137

3/94                   $13,054               $13,516                              $13,664

4/94                   $13,034               $13,631                              $13,643

5/94                   $13,170               $13,749                              $13,786

6/94                   $13,138               $13,665                              $13,751

7/94                   $13,361               $13,915                              $13,985

8/94                   $13,414               $13,964                              $14,041

9/94                   $13,257               $13,759                              $13,877

10/94                  $13,063               $13,514                              $13,673

11/94                  $12,830               $13,269                              $13,429

12/94                  $13,018               $13,561                              $13,626

1/95                   $13,379               $13,949                              $14,004

2/95                   $13,704               $14,354                              $14,344

3/95                   $13,824               $14,519                              $14,470

4/95                   $13,828               $14,536                              $14,474

5/95                   $14,246               $15,000                              $14,912

6/95                   $14,052               $14,869                              $14,708

7/95                   $14,138               $15,010                              $14,798

8/95                   $14,321               $15,200                              $14,990

9/95                   $14,439               $15,297                              $15,114

10/95                  $14,701               $15,519                              $15,388

11/95                  $14,978               $15,777                              $15,678

12/95                  $15,151               $15,928                              $15,859

1/96                   $15,229               $16,049                              $15,940

2/96                   $15,092               $15,940                              $15,798

3/96                   $14,860               $15,736                              $15,555

4/96                   $14,795               $15,692                              $15,487

5/96                   $14,807               $15,686                              $15,499

6/96                   $14,980               $15,857                              $15,680

7/96                   $15,145               $15,999                              $15,853

8/96                   $15,156               $15,996                              $15,864

9/96                   $15,389               $16,220                              $16,108

10/96                  $15,555               $16,403                              $16,282

11/96                  $15,856               $16,704                              $16,597

12/96                  $15,762               $16,633                              $16,499

1/97                   $15,790               $16,665                              $16,527

2/97                   $15,942               $16,818                              $16,687

3/97                   $15,718               $16,595                              $16,453

4/97                   $15,859               $16,734                              $16,600

5/97                   $16,097               $16,987                              $16,850

6/97                   $16,238               $17,169                              $16,996

7/97                   $16,767               $17,644                              $17,551

8/97                   $16,574               $17,478                              $17,349

9/97                   $16,762               $17,686                              $17,545

10/97                  $16,865               $17,799                              $17,653

11/97                  $16,942               $17,904                              $17,734

12/97                  $17,175               $18,166                              $17,978

1/98                   $17,397               $18,353                              $18,212

2/98                   $17,398               $18,358                              $18,198

3/98                   $17,388               $18,375                              $18,204

4/98                   $17,316               $18,292                              $18,130

5/98                   $17,600               $18,581                              $18,412

6/98                   $17,666               $18,654                              $18,482

7/98                   $17,692               $18,700                              $18,526

8/98                   $17,989               $18,990                              $18,837

9/98                   $18,274               $19,228                              $19,136

10/98                  $18,266               $19,228                              $19,128

11/98                  $18,330               $19,295                              $19,196

12/98                  $18,345               $19,355                              $19,214

1/99                   $18,574               $19,585                              $19,437

2/99                   $18,475               $19,499                              $19,351

3/99                   $18,544               $19,526                              $19,408

4/99                   $18,551               $19,575                              $19,433

5/99                   $18,388               $19,738                              $19,264

6/99                   $18,080               $19,453                              $18,943

7/99                   $18,137               $19,523                              $19,003

8/99                   $17,925               $19,367                              $18,783

9/99                   $17,945               $19,375                              $18,788

10/99                  $17,686               $19,166                              $18,519

11/99                  $17,890               $19,369                              $18,754

12/99                  $17,675               $19,224                              $18,532

1/00                   $17,581               $19,139                              $18,437

2/00                   $17,890               $19,361                              $18,744

3/00                   $18,341               $19,783                              $19,236

4/00                   $18,177               $19,666                              $19,050

5/00                   $18,100               $19,564                              $18,991

6/00                   $18,641               $20,082                              $19,541

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  60%

AA                       13%

A                        13%

BBB                      12%

Cash                      1%

Unrated                   1%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20+ Years    33%

10-20 Years  48%

5-10 Years   13%

1-5 Years     4%

0-1 Year      2%

--------------------------------------------------------------------------------
(3) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.22%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado personal income tax consistent with the preservation of capital.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  William T. Jackson, CFA
  Mark Walter

INCEPTION DATE
  06/01/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 0.87%(1) during the 12-month period ended June 30, 2000, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 3.25%. The Fund's Class A shares distributed $0.54 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund is normally more aggressive than the Index both in terms of duration and credit exposure. While this strategy usually produces a high rate of tax-free income, it hurt Fund performance during the first eight months of the reporting period -- a period characterized by rising interest rates and widening credit spreads. The Fund, and the entire municipal sector, was also negatively affected by shareholder withdrawals, which resulted in the sale of certain investments during periods of market weakness. Losses incurred by the Fund will ultimately be used to reduce or eliminate future capital gains distributions.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund expects municipal bond yields to decline in the coming months, and is well-positioned to potentially capitalize on this development. And unless the municipal bond market experiences another dramatic sell-off, the Fund is positioned for the potential to continue generating attractive dividends.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for
Class B shares for periods prior to August 2, 1993, reflects performance of the Class A shares of the Norwest Advantage Fund adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
8

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                  Excluding Sales Charge           Including Sales Charge
                           ------------------------------------  ---------------------------
                                                        Since                        Since
                           6-Month*  1-Year   5-Year  Inception   1-Year   5-Year  Inception
CLASS A                       4.41     0.87    5.48       5.08     (3.67)   4.51       4.40
CLASS B                       4.02     0.22    4.72       4.33     (4.56)   4.38       4.33
INSTITUTIONAL CLASS           4.41     0.97    5.50       5.10
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND INDEX      4.48     3.25    5.88

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    4.55%
ESTIMATED DURATION                      10.46 YEARS
NAV (A, B, INST.)                   $9.83, $9.85, $9.84
PORTFOLIO TURNOVER                          106%
NUMBER OF HOLDINGS                           85
SEC YIELD(5) (A, B, INST.)          5.32%, 4.82%, 5.57%
DISTRIBUTION RATE(6)
  (A, B, INST.)                     5.23%, 4.73%, 5.47%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, INST.)                     9.25%, 8.38%, 9.68%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WELLS FARGO                           WELLS FARGO
          COLORADO       LEHMAN BROTHERS        COLORADO
       TAX-FREE FUND -  10-YEAR MUNICIPAL    TAX-FREE FUND -
           CLASS A         BOND INDEX      INSTITUTIONAL CLASS

5/93            $9,550            $10,000              $10,000

6/93            $9,685            $10,197              $10,142

7/93            $9,671            $10,222              $10,127

8/93            $9,923            $10,434              $10,391

9/93           $10,061            $10,562              $10,535

10/93          $10,056            $10,579              $10,530

11/93           $9,933            $10,493              $10,401

12/93          $10,176            $10,716              $10,655

1/94           $10,335            $10,848              $10,822

2/94           $10,027            $10,551              $10,500

3/94            $9,617            $10,146              $10,081

4/94            $9,645            $10,273              $10,099

5/94            $9,743            $10,339              $10,202

6/94            $9,671            $10,295              $10,127

7/94            $9,833            $10,468              $10,297

8/94            $9,864            $10,508              $10,329

9/94            $9,714            $10,367              $10,171

10/94           $9,558            $10,215              $10,009

11/94           $9,383            $10,022               $9,825

12/94           $9,573            $10,203              $10,024

1/95            $9,767            $10,467              $10,227

2/95           $10,024            $10,763              $10,507

3/95           $10,112            $10,908              $10,600

4/95           $10,142            $10,921              $10,619

5/95           $10,471            $11,268              $10,964

6/95           $10,391            $11,198              $10,881

7/95           $10,508            $11,362              $11,003

8/95           $10,661            $11,517              $11,164

9/95           $10,720            $11,591              $11,225

10/95          $10,874            $11,724              $11,386

11/95          $11,061            $11,881              $11,593

12/95          $11,200            $11,953              $11,727

1/96           $11,280            $12,074              $11,812

2/96           $11,195            $12,025              $11,734

3/96           $11,058            $11,876              $11,590

4/96           $10,998            $11,834              $11,527

5/96           $11,032            $11,801              $11,551

6/96           $11,169            $11,913              $11,694

7/96           $11,300            $12,027              $11,832

8/96           $11,279            $12,027              $11,810

9/96           $11,463            $12,151              $12,002

10/96          $11,596            $12,304              $12,142

11/96          $11,751            $12,553              $12,304

12/96          $11,746            $12,496              $12,299

1/97           $11,811            $12,545              $12,368

2/97           $11,893            $12,663              $12,453

3/97           $11,733            $12,493              $12,285

4/97           $11,842            $12,586              $12,400

5/97           $12,024            $12,765              $12,590

6/97           $12,145            $12,905              $12,718

7/97           $12,541            $13,268              $13,132

8/97           $12,345            $13,139              $12,927

9/97           $12,516            $13,306              $13,118

10/97          $12,641            $13,376              $13,237

11/97          $12,718            $13,438              $13,330

12/97          $12,955            $13,650              $13,565

1/98           $13,071            $13,802              $13,699

2/98           $13,071            $13,800              $13,687

3/98           $13,076            $13,791              $13,692

4/98           $12,958            $13,715              $13,581

5/98           $13,222            $13,948              $13,844

6/98           $13,274            $13,999              $13,899

7/98           $13,292            $14,022              $13,918

8/98           $13,521            $14,266              $14,158

9/98           $13,723            $14,478              $14,370

10/98          $13,612            $14,484              $14,254

11/98          $13,714            $14,528              $14,360

12/98          $13,750            $14,573              $14,398

1/99           $13,894            $14,796              $14,549

2/99           $13,777            $14,662              $14,426

3/99           $13,768            $14,655              $14,417

4/99           $13,810            $14,695              $14,474

5/99           $13,723            $14,592              $14,369

6/99           $13,452            $14,320              $14,086

7/99           $13,470            $14,416              $14,105

8/99           $13,306            $14,363              $13,933

9/99           $13,206            $14,412              $13,828

10/99          $13,028            $14,311              $13,641

11/99          $13,165            $14,467              $13,786

12/99          $12,996            $14,392              $13,622

1/00           $12,857            $14,333              $13,462

2/00           $13,104            $14,446              $13,721

3/00           $13,423            $14,728              $14,070

4/00           $13,335            $14,654              $13,963

5/00           $13,192            $14,568              $13,814

6/00           $13,569            $14,964              $14,223

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  37%

AA                       27%

Cash                     17%

A                         9%

BBB                       6%

SP1                       4%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20+ Years    45%

10-20 Years  34%

5-10 Years    4%

1-5 Years     4%

0-1 Year     13%

--------------------------------------------------------------------------------

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 42.47%. Any capital gains distributions may be taxable.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Minnesota Intermediate Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota personal income tax, without assuming undue risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  09/30/76

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 2.17%(1) for the 12-month period ended June 30, 2000. The Fund underperformed its benchmark, the Lehman Brothers 10-Year Municipal Bond Index(2) (the Index), which returned 4.47%. The Fund's Institutional Class shares distributed $0.48 per share in dividend income and no capital gains during the period. Although the Fund underperformed its benchmark, its dividend yield ranked second out of 76 similar funds. Please keep in mind that past performance is no guarantee of future results.
   During the second half of 1999, the Fund's holdings of non-callable, deep-discount bonds and Southern Minnesota Power zero-coupon bonds were battered by rising interest rates. As rates declined over the first half of 2000, those bonds nearly recovered their losses, and should perform well over the coming months. The Fund's health-care related bonds and other lower-quality issues also hurt performance, as political events created uncertainty over future reimbursements to health care providers. In addition, widening credit spreads negatively affected the performance of municipal bonds, with investors demanding higher yield premiums for lower quality bonds.
   In April, the Fund purchased several new issues that represented an excellent opportunity to capture attractive yields in the 10-year maturity range, including bonds issued by Fairview Hospital and St. Cloud Hospital.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   As the economy begins to slow, interest rates should move lower. The Fund should outperform amid stable or declining rates, and will seek to maintain its above-market dividend yield.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Minnesota Intermediate Tax-Free Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Minnesota Intermediate Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to October 1, 1997, reflects the performance of a trust fund adjusted to reflect Institutional Class expenses. Norwest Bank Minnesota, N.A. managed the common trust fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor common trust fund for periods before it became a mutual fund on October 1, 1997. The common trust fund's performance was adjusted to reflect the Fund's 1997 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
10

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                6-Month*  1-Year  5-Year  10-Year
INSTITUTIONAL CLASS                3.12    2.17    4.72     5.68
BENCHMARK
  LEHMAN BROTHERS 10-YEAR
    MUNICIPAL BOND INDEX           3.96    4.47    5.97     7.23

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                                   AA+
WEIGHTED AVERAGE COUPON                                    5.00%
ESTIMATED DURATION                                   5.72 YEARS
NAV (INST.)                                               $9.47
PORTFOLIO TURNOVER                                           29%
NUMBER OF HOLDINGS                                          208
SEC YIELD(5) (INST.)                                       5.05%
DISTRIBUTION RATE(6) (INST.)                               5.09%
TAXABLE EQUIVALENT YIELD(7) (INST.)                        9.09%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       WELLS FARGO MINNESOTA                  LEHMAN BROTHERS 10-YEAR
       INTERMEDIATE TERM TAX-FREE FUND - INSTITUTIONAL CLASS   MUNICIPAL BOND INDEX

6/90                                                 $10,000                  $10,000

7/90                                                 $10,114                  $10,147

8/90                                                 $10,046                  $10,000

9/90                                                 $10,070                  $10,006

10/90                                                $10,197                  $10,187

11/90                                                $10,352                  $10,392

12/90                                                $10,397                  $10,437

1/91                                                 $10,511                  $10,577

2/91                                                 $10,600                  $10,669

3/91                                                 $10,609                  $10,674

4/91                                                 $10,698                  $10,816

5/91                                                 $10,785                  $10,912

6/91                                                 $10,787                  $10,901

7/91                                                 $10,872                  $11,034

8/91                                                 $10,972                  $11,180

9/91                                                 $11,064                  $11,325

10/91                                                $11,127                  $11,427

11/91                                                $11,180                  $11,459

12/91                                                $11,312                  $11,705

1/92                                                 $11,366                  $11,732

2/92                                                 $11,391                  $11,736

3/92                                                 $11,395                  $11,740

4/92                                                 $11,471                  $11,845

5/92                                                 $11,566                  $11,985

6/92                                                 $11,688                  $12,186

7/92                                                 $11,932                  $12,551

8/92                                                 $11,868                  $12,428

9/92                                                 $11,940                  $12,509

10/92                                                $11,880                  $12,387

11/92                                                $12,043                  $12,608

12/92                                                $12,139                  $12,737

1/93                                                 $12,247                  $12,885

2/93                                                 $12,515                  $13,351

3/93                                                 $12,404                  $13,210

4/93                                                 $12,488                  $13,343

5/93                                                 $12,541                  $13,418

6/93                                                 $12,694                  $13,642

7/93                                                 $12,700                  $13,660

8/93                                                 $12,969                  $13,944

9/93                                                 $13,100                  $14,103

10/93                                                $13,119                  $14,129

11/93                                                $13,055                  $14,005

12/93                                                $13,239                  $14,301

1/94                                                 $13,377                  $14,464

2/94                                                 $13,114                  $14,089

3/94                                                 $12,822                  $13,516

4/94                                                 $12,861                  $13,631

5/94                                                 $12,924                  $13,749

6/94                                                 $12,891                  $13,665

7/94                                                 $13,011                  $13,915

8/94                                                 $13,082                  $13,964

9/94                                                 $12,960                  $13,759

10/94                                                $12,784                  $13,514

11/94                                                $12,534                  $13,269

12/94                                                $12,830                  $13,561

1/95                                                 $13,077                  $13,949

2/95                                                 $13,398                  $14,354

3/95                                                 $13,496                  $14,519

4/95                                                 $13,535                  $14,536

5/95                                                 $13,846                  $15,000

6/95                                                 $13,800                  $14,869

7/95                                                 $13,929                  $15,010

8/95                                                 $14,069                  $15,200

9/95                                                 $14,121                  $15,297

10/95                                                $14,277                  $15,519

11/95                                                $14,428                  $15,777

12/95                                                $14,542                  $15,928

1/96                                                 $14,649                  $16,049

2/96                                                 $14,608                  $15,940

3/96                                                 $14,461                  $15,736

4/96                                                 $14,441                  $15,692

5/96                                                 $14,436                  $15,686

6/96                                                 $14,525                  $15,857

7/96                                                 $14,655                  $15,999

8/96                                                 $14,661                  $15,996

9/96                                                 $14,798                  $16,220

10/96                                                $14,926                  $16,403

11/96                                                $15,132                  $16,704

12/96                                                $15,095                  $16,633

1/97                                                 $15,124                  $16,665

2/97                                                 $15,240                  $16,818

3/97                                                 $15,082                  $16,595

4/97                                                 $15,184                  $16,734

5/97                                                 $15,355                  $16,987

6/97                                                 $15,497                  $17,169

7/97                                                 $15,856                  $17,644

8/97                                                 $15,715                  $17,478

9/97                                                 $15,887                  $17,686

10/97                                                $15,986                  $17,799

11/97                                                $16,037                  $17,904

12/97                                                $16,242                  $18,166

1/98                                                 $16,376                  $18,353

2/98                                                 $16,390                  $18,358

3/98                                                 $16,393                  $18,375

4/98                                                 $16,313                  $18,292

5/98                                                 $16,564                  $18,581

6/98                                                 $16,614                  $18,654

7/98                                                 $16,651                  $18,700

8/98                                                 $16,903                  $18,990

9/98                                                 $17,070                  $19,228

10/98                                                $17,055                  $19,228

11/98                                                $17,105                  $19,295

12/98                                                $17,149                  $19,355

1/99                                                 $17,322                  $19,585

2/99                                                 $17,249                  $19,499

3/99                                                 $17,251                  $19,526

4/99                                                 $17,302                  $19,575

5/99                                                 $17,218                  $19,738

6/99                                                 $17,009                  $19,453

7/99                                                 $17,063                  $19,523

8/99                                                 $16,960                  $19,367

9/99                                                 $16,924                  $19,375

10/99                                                $16,801                  $19,166

11/99                                                $16,924                  $19,369

12/99                                                $16,853                  $19,224

1/00                                                 $16,765                  $19,139

2/00                                                 $16,941                  $19,361

3/00                                                 $17,195                  $19,783

4/00                                                 $17,121                  $19,666

5/00                                                 $17,032                  $19,564

6/00                                                 $17,379                  $20,082

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  48%

AA                       27%

A                        10%

Unrated                   8%

BBB                       6%

SP1                       1%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20+ Years    11%

10-20 Years  34%

5-10 Years   21%

1-5 Years    28%

0-1 Year      6%

--------------------------------------------------------------------------------
(2) The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with average maturities of ten years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The chart compares the performance of the Wells Fargo Minnesota Intermediate Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers 10-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota personal income tax, without assuming undue risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Patricia Hovanetz, CFA

INCEPTION DATE
  01/12/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (0.02)%(1) for the 12-month period ended June 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 3.25%. The Fund's Class A shares distributed $0.53 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Rising interest rates contributed to the Fund's underperformance during the first six months of the reporting period. Rather than shorten bond maturities to offset the impact of rising rates, the Fund stayed its course. This strategy benefited the Fund when rates began to decline in 2000.
   The past year was a challenging period for specific revenue bond sectors and lower quality bonds. The Fund's health-care related bonds were hardest hit, reflecting changes in health-care reimbursement policies. Investors also demanded yield premiums for lower quality bonds. The Fund took advantage of bargains in the marketplace by adding several attractively priced, high-yield issues, including bonds issued by Fairview Hospital, St. Cloud Hospital and Austin housing bonds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   As the economy continues to slow, interest rates should ultimately decrease. The Fund is structured for the potential to perform well in an environment of decreasing rates, because when interest rates decrease, bond prices increase.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares adjusted to reflect Class B shares sales charges and expenses. For
Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
12

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge          Including Sales Charge
                           -----------------------------------  ------------------------
                           6-Month*   1-Year   5-Year  10-Year  1-Year   5-Year  10-Year
CLASS A                       4.75     (0.02)   4.92     5.81    (4.51)   3.96     5.33
CLASS B                       4.37     (0.76)   4.14     5.00    (5.50)   3.80     5.00
INSTITUTIONAL CLASS           4.75     (0.02)   4.92     5.81
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND INDEX      4.48      3.25    5.88     7.06

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    A1
WEIGHTED AVERAGE COUPON                    4.96%
ESTIMATED DURATION                       9.34 YEARS
NAV (A, B, INST.)                  $10.18, $10.18, $10.18
PORTFOLIO TURNOVER                          69%
NUMBER OF HOLDINGS                           78
SEC YIELD(5) (A, B, INST.)          5.42%, 4.92%, 5.67%
DISTRIBUTION RATE(6)
  (A, B, INST.)                     5.10%, 4.59%, 5.34%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, INST.)                     9.75%, 8.85%, 10.20%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  WELLS FARGO               LEHMAN BROTHERS                      WELLS FARGO
       MINNESOTA TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  MINNESOTA TAX-FREE FUND - INSTITUTIONAL CLASS

6/90                              $9,550               $10,000                                        $10,000

7/90                              $9,655               $10,139                                        $10,110

8/90                              $9,568                $9,993                                        $10,019

9/90                              $9,574                $9,995                                        $10,025

10/90                             $9,731               $10,215                                        $10,189

11/90                             $9,868               $10,423                                        $10,332

12/90                             $9,906               $10,448                                        $10,373

1/91                             $10,006               $10,621                                        $10,477

2/91                             $10,082               $10,712                                        $10,557

3/91                             $10,086               $10,707                                        $10,561

4/91                             $10,177               $10,854                                        $10,656

5/91                             $10,253               $10,936                                        $10,736

6/91                             $10,279               $10,923                                        $10,764

7/91                             $10,330               $11,037                                        $10,817

8/91                             $10,426               $11,186                                        $10,918

9/91                             $10,504               $11,358                                        $10,999

10/91                            $10,567               $11,450                                        $11,065

11/91                            $10,598               $11,469                                        $11,097

12/91                            $10,752               $11,713                                        $11,258

1/92                             $10,786               $11,738                                        $11,294

2/92                             $10,814               $11,720                                        $11,324

3/92                             $10,866               $11,703                                        $11,378

4/92                             $10,930               $11,814                                        $11,445

5/92                             $11,026               $11,952                                        $11,545

6/92                             $11,143               $12,159                                        $11,668

7/92                             $11,373               $12,558                                        $11,909

8/92                             $11,293               $12,410                                        $11,825

9/92                             $11,366               $12,513                                        $11,902

10/92                            $11,297               $12,385                                        $11,830

11/92                            $11,456               $12,612                                        $11,996

12/92                            $11,563               $12,758                                        $12,108

1/93                             $11,675               $12,972                                        $12,225

2/93                             $11,996               $13,447                                        $12,562

3/93                             $11,867               $13,251                                        $12,426

4/93                             $11,987               $13,376                                        $12,551

5/93                             $12,056               $13,423                                        $12,625

6/93                             $12,242               $13,688                                        $12,819

7/93                             $12,262               $13,722                                        $12,840

8/93                             $12,529               $14,006                                        $13,132

9/93                             $12,729               $14,178                                        $13,329

10/93                            $12,723               $14,201                                        $13,323

11/93                            $12,594               $14,085                                        $13,199

12/93                            $12,862               $14,385                                        $13,468

1/94                             $12,995               $14,561                                        $13,619

2/94                             $12,649               $14,162                                        $13,245

3/94                             $12,145               $13,619                                        $12,730

4/94                             $12,193               $13,790                                        $12,779

5/94                             $12,291               $13,878                                        $12,882

6/94                             $12,207               $13,819                                        $12,794

7/94                             $12,343               $14,051                                        $12,924

8/94                             $12,418               $14,106                                        $13,003

9/94                             $12,214               $13,915                                        $12,789

10/94                            $12,028               $13,712                                        $12,595

11/94                            $11,793               $13,453                                        $12,349

12/94                            $12,090               $13,695                                        $12,672

1/95                             $12,444               $14,050                                        $13,030

2/95                             $12,813               $14,447                                        $13,416

3/95                             $12,917               $14,643                                        $13,525

4/95                             $12,924               $14,660                                        $13,532

5/95                             $13,342               $15,125                                        $13,970

6/95                             $13,215               $15,031                                        $13,838

7/95                             $13,288               $15,252                                        $13,914

8/95                             $13,442               $15,459                                        $14,075

9/95                             $13,518               $15,558                                        $14,155

10/95                            $13,747               $15,737                                        $14,395

11/95                            $14,004               $15,948                                        $14,664

12/95                            $14,171               $16,045                                        $14,838

1/96                             $14,255               $16,208                                        $14,927

2/96                             $14,127               $16,141                                        $14,806

3/96                             $13,922               $15,941                                        $14,577

4/96                             $13,874               $15,885                                        $14,527

5/96                             $13,872               $15,841                                        $14,525

6/96                             $14,048               $15,991                                        $14,710

7/96                             $14,163               $16,145                                        $14,830

8/96                             $14,121               $16,145                                        $14,786

9/96                             $14,354               $16,311                                        $15,030

10/96                            $14,512               $16,516                                        $15,195

11/96                            $14,768               $16,850                                        $15,463

12/96                            $14,707               $16,774                                        $15,399

1/97                             $14,703               $16,840                                        $15,396

2/97                             $14,818               $16,998                                        $15,515

3/97                             $14,613               $16,770                                        $15,301

4/97                             $14,773               $16,894                                        $15,469

5/97                             $14,979               $17,134                                        $15,684

6/97                             $15,125               $17,323                                        $15,837

7/97                             $15,587               $17,809                                        $16,321

8/97                             $15,379               $17,637                                        $16,119

9/97                             $15,585               $17,861                                        $16,319

10/97                            $15,707               $17,955                                        $16,447

11/97                            $15,799               $18,038                                        $16,543

12/97                            $16,054               $18,323                                        $16,810

1/98                             $16,221               $18,526                                        $16,986

2/98                             $16,222               $18,524                                        $16,986

3/98                             $16,228               $18,511                                        $16,993

4/98                             $16,115               $18,410                                        $16,874

5/98                             $16,433               $18,723                                        $17,208

6/98                             $16,497               $18,792                                        $17,275

7/98                             $16,519               $18,822                                        $17,297

8/98                             $16,810               $19,149                                        $17,617

9/98                             $17,055               $19,435                                        $17,858

10/98                            $16,939               $19,443                                        $17,737

11/98                            $17,018               $19,501                                        $17,819

12/98                            $17,053               $19,561                                        $17,856

1/99                             $17,211               $19,861                                        $18,022

2/99                             $17,133               $19,682                                        $17,940

3/99                             $17,138               $19,672                                        $17,946

4/99                             $17,188               $19,725                                        $17,997

5/99                             $17,084               $19,587                                        $17,889

6/99                             $16,806               $19,223                                        $17,598

7/99                             $16,796               $19,352                                        $17,588

8/99                             $16,521               $19,280                                        $17,299

9/99                             $16,369               $19,346                                        $17,140

10/99                            $16,076               $19,210                                        $16,833

11/99                            $16,225               $19,419                                        $16,989

12/99                            $16,041               $19,319                                        $16,797

1/00                             $15,905               $19,239                                        $16,654

2/00                             $16,232               $19,391                                        $16,997

3/00                             $16,663               $19,769                                        $17,448

4/00                             $16,523               $19,671                                        $17,301

5/00                             $16,385               $19,555                                        $17,157

6/00                             $16,803               $20,086                                        $17,595

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  38%

AA                       30%

Unrated                  15%

A                         9%

BBB                       5%

Cash                      2%

SP1                       1%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20+ Years    43%

10-20 Years  38%

5-10 Years    6%

1-5 Years     9%

0-1 Year      4%

--------------------------------------------------------------------------------
(3) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Patricia Hovanetz, CFA
  Mark Walter

INCEPTION DATE
  10/01/96

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 2.64%(1) for the 12-month period ended June 30, 2000. The Fund underperformed its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2) (the Index), which returned 3.73%. The Fund's Institutional Class shares distributed $0.47 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Throughout most of the reporting period, interest rates rose among short- to intermediate-term bonds, then began to move lower amid signs of an economic slowdown. When rates rose, the Fund's best performing bonds were those that supported its emphasis on high dividend yield, including high-coupon bonds escrowed to maturity with shorter sinking fund payments. In contrast, low coupon bonds fared poorly amid rising rates.
   Two specific bond holdings hurt the Fund's performance. A Hayward, CA hospital issue had more bonds called at par than anticipated, so the Fund's managers decided to sell the issue. In addition, a Newcastle, PA hospital issue was downgraded to below investment-grade based on the issuer's diminishing credit rating. These bonds were sold to avoid further losses.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund expects municipal yields to decline in the coming months, and is well-positioned to potentially capitalize on this development. The Fund will also continue to strike a balance between bonds with above-average income and those that provide market price return.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
14

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                     6-Month*  1-Year  Since Inception
INSTITUTIONAL CLASS                     2.04    2.64           5.10
BENCHMARK
  LEHMAN BROTHERS 3-YEAR MUNICIPAL
    BOND INDEX                          2.41    3.73

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                   AA-
WEIGHTED AVERAGE COUPON                    4.77%
ESTIMATED DURATION                       3.71 YEARS
NAV (INST.)                                $10.19
PORTFOLIO TURNOVER                          48%
NUMBER OF HOLDINGS                           94
SEC YIELD(5) (INST.)                       5.20%
DISTRIBUTION RATE(6) (INST.)               4.62%
TAXABLE EQUIVALENT YIELD(7)
  (INST.)                                  8.61%
ALTERNATIVE MINIMUM TAX(7)                 6.27%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                               WELLS FARGO                               LEHMAN BROTHERS
        NATIONAL LIMITED TERM TAX-FREE FUND - INSTITUTIONAL CLASS  3-YEAR MUNICIPAL BOND INDEX

Sep-96                                                    $10,000                      $10,000

Oct-96                                                    $10,387                      $10,070

Nov-96                                                    $10,537                      $10,165

Dec-96                                                    $10,515                      $10,170

Jan-97                                                    $10,555                      $10,214

Feb-97                                                    $10,621                      $10,265

Mar-97                                                    $10,566                      $10,211

Apr-97                                                    $10,616                      $10,255

May-97                                                    $10,699                      $10,339

Jun-97                                                    $10,780                      $10,400

Jul-97                                                    $10,977                      $10,524

Aug-97                                                    $10,905                      $10,503

Sep-97                                                    $10,998                      $10,577

Oct-97                                                    $11,071                      $10,625

Nov-97                                                    $11,101                      $10,656

Dec-97                                                    $11,207                      $10,728

Jan-98                                                    $11,281                      $10,799

Feb-98                                                    $11,287                      $10,822

Mar-98                                                    $11,330                      $10,839

Apr-98                                                    $11,285                      $10,824

May-98                                                    $11,414                      $10,925

Jun-98                                                    $11,455                      $10,962

Jul-98                                                    $11,488                      $11,001

Aug-98                                                    $11,619                      $11,108

Sep-98                                                    $11,715                      $11,179

Oct-98                                                    $11,736                      $11,233

Nov-98                                                    $11,756                      $11,260

Dec-98                                                    $11,799                      $11,287

Jan-99                                                    $11,896                      $11,389

Feb-99                                                    $11,879                      $11,402

Mar-99                                                    $11,875                      $11,412

Apr-99                                                    $11,904                      $11,448

May-99                                                    $11,867                      $11,432

Jun-99                                                    $11,739                      $11,363

Jul-99                                                    $11,805                      $11,420

Aug-99                                                    $11,780                      $11,433

Sep-99                                                    $11,789                      $11,477

Oct-99                                                    $11,765                      $11,478

Nov-99                                                    $11,832                      $11,529

Dec-99                                                    $11,808                      $11,510

Jan-00                                                    $11,785                      $11,531

Feb-00                                                    $11,841                      $11,568

Mar-00                                                    $11,922                      $11,628

Apr-00                                                    $11,909                      $11,629

May-00                                                    $11,898                      $11,641

Jun-00                                                    $12,049                      $11,788

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  55%

A                        15%

BBB                      13%

Unrated                   9%

AA                        6%

SP1                       1%

Cash                      1%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20-30 Years   3%

10-20 Years   6%

5-10 Years   49%

1-5 Years    35%

0-1 Year      7%

--------------------------------------------------------------------------------

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses. The Fund is a professionally managed mutual fund.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The National Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  William T. Jackson, CFA

INCEPTION DATE
  08/01/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 0.50%(1) during the 12-month period ended June 30, 2000, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 3.25%. The Fund's Class A shares distributed $0.53 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund is normally more aggressive than the Index both in terms of duration and credit exposure. While this strategy has the potential to produce a high rate of tax-free income, it also hurt Fund performance during the first eight months of the reporting period -- a period characterized by rising interest rates and widening credit spreads. The Fund, and the entire municipal sector, were also negatively affected by shareholder redemptions, which resulted in the sale of certain investments during periods of market weakness. Losses incurred by the Fund will ultimately be used to reduce or eliminate future capital gains distributions.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund expects municipal yields to decline in the coming months, and is well-positioned for the potential to capitalize on this development. And unless the municipal bond market experiences another dramatic sell-off, the Fund is potentially positioned to continue generating attractive dividends.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge
(CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and Class C share performance assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
(3) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
16

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge          Including Sales Charge
                           -----------------------------------  ------------------------
                           6-Month*   1-Year   5-Year  10-Year  1-Year   5-Year  10-Year
CLASS A                       4.31      0.50    5.50     6.01    (4.02)   4.53     5.52
CLASS B                       3.92     (0.24)   4.72     5.24    (4.99)   4.38     5.24
CLASS C                       4.03     (0.13)   4.74     5.25    (1.09)   4.74     5.25
INSTITUTIONAL CLASS           4.52      0.73    5.55     6.04
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND INDEX      4.48      3.25    5.88     7.06

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                    AA
WEIGHTED AVERAGE COUPON                    4.78%
ESTIMATED DURATION                       9.75 YEARS
NAV (A, B, C, INST.)             $9.72, $9.72, $9.73, $9.73
PORTFOLIO TURNOVER                          79%
NUMBER OF HOLDINGS                          152
SEC YIELD(5)
  (A, B, C, INST.)               5.47%, 4.98%, 4.98%, 5.92%
DISTRIBUTION RATE(6)
  (A, B, C, INST.)               5.23%, 4.73%, 4.73%, 5.67%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, C, INST.)               9.06%, 8.25%, 8.25%, 9.80%
ALTERNATIVE MINIMUM TAX(7)                 7.60%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    WELLS FARGO               LEHMAN BROTHERS                     WELLS FARGO
          NATIONAL TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  NATIONAL TAX-FREE FUND - INSTITUTIONAL CLASS

6/90                                $9,550               $10,000                                       $10,000

7/90                                $9,694               $10,147                                       $10,151

8/90                                $9,526               $10,000                                        $9,975

9/90                                $9,580               $10,006                                       $10,032

10/90                               $9,707               $10,187                                       $10,165

11/90                               $9,863               $10,392                                       $10,327

12/90                               $9,872               $10,437                                       $10,337

1/91                               $10,012               $10,577                                       $10,483

2/91                               $10,147               $10,669                                       $10,625

3/91                               $10,098               $10,674                                       $10,573

4/91                               $10,219               $10,816                                       $10,701

5/91                               $10,323               $10,912                                       $10,809

6/91                               $10,299               $10,901                                       $10,785

7/91                               $10,404               $11,034                                       $10,894

8/91                               $10,499               $11,180                                       $10,994

9/91                               $10,603               $11,325                                       $11,103

10/91                              $10,658               $11,427                                       $11,160

11/91                              $10,668               $11,459                                       $11,170

12/91                              $10,801               $11,705                                       $11,310

1/92                               $10,847               $11,732                                       $11,358

2/92                               $10,893               $11,736                                       $11,406

3/92                               $10,921               $11,740                                       $11,436

4/92                               $11,016               $11,845                                       $11,535

5/92                               $11,113               $11,985                                       $11,637

6/92                               $11,242               $12,186                                       $11,772

7/92                               $11,434               $12,551                                       $11,972

8/92                               $11,392               $12,428                                       $11,929

9/92                               $11,466               $12,509                                       $12,006

10/92                              $11,294               $12,387                                       $11,826

11/92                              $11,458               $12,608                                       $11,998

12/92                              $11,593               $12,737                                       $12,139

1/93                               $11,663               $12,885                                       $12,213

2/93                               $11,922               $13,351                                       $12,484

3/93                               $11,843               $13,210                                       $12,401

4/93                               $11,942               $13,343                                       $12,504

5/93                               $11,987               $13,418                                       $12,552

6/93                               $12,190               $13,642                                       $12,765

7/93                               $12,206               $13,660                                       $12,781

8/93                               $12,457               $13,944                                       $13,056

9/93                               $12,562               $14,103                                       $13,154

10/93                              $12,584               $14,129                                       $13,177

11/93                              $12,405               $14,005                                       $13,003

12/93                              $12,692               $14,301                                       $13,303

1/94                               $12,873               $14,464                                       $13,480

2/94                               $12,504               $14,089                                       $13,093

3/94                               $11,994               $13,516                                       $12,560

4/94                               $12,112               $13,631                                       $12,683

5/94                               $12,195               $13,749                                       $12,770

6/94                               $12,152               $13,665                                       $12,725

7/94                               $12,327               $13,915                                       $12,908

8/94                               $12,374               $13,964                                       $12,957

9/94                               $12,206               $13,759                                       $12,795

10/94                              $12,043               $13,514                                       $12,610

11/94                              $11,814               $13,269                                       $12,384

12/94                              $12,075               $13,561                                       $12,657

1/95                               $12,396               $13,949                                       $12,980

2/95                               $12,702               $14,354                                       $13,315

3/95                               $12,781               $14,519                                       $13,398

4/95                               $12,811               $14,536                                       $13,415

5/95                               $13,223               $15,000                                       $13,846

6/95                               $13,099               $14,869                                       $13,716

7/95                               $13,212               $15,010                                       $13,834

8/95                               $13,355               $15,200                                       $13,998

9/95                               $13,431               $15,297                                       $14,078

10/95                              $13,615               $15,519                                       $14,271

11/95                              $13,935               $15,777                                       $14,592

12/95                              $14,111               $15,928                                       $14,776

1/96                               $14,231               $16,049                                       $14,916

2/96                               $14,127               $15,940                                       $14,792

3/96                               $13,942               $15,736                                       $14,599

4/96                               $13,909               $15,692                                       $14,579

5/96                               $13,922               $15,686                                       $14,578

6/96                               $14,039               $15,857                                       $14,715

7/96                               $14,220               $15,999                                       $14,905

8/96                               $14,189               $15,996                                       $14,858

9/96                               $14,379               $16,220                                       $15,071

10/96                              $14,576               $16,403                                       $15,278

11/96                              $14,817               $16,704                                       $15,515

12/96                              $14,780               $16,633                                       $15,477

1/97                               $14,806               $16,665                                       $15,519

2/97                               $14,940               $16,818                                       $15,644

3/97                               $14,721               $16,595                                       $15,415

4/97                               $14,878               $16,734                                       $15,579

5/97                               $15,096               $16,987                                       $15,824

6/97                               $15,252               $17,169                                       $15,986

7/97                               $15,726               $17,644                                       $16,483

8/97                               $15,536               $17,478                                       $16,268

9/97                               $15,739               $17,686                                       $16,496

10/97                              $15,853               $17,799                                       $16,600

11/97                              $15,981               $17,904                                       $16,750

12/97                              $16,297               $18,166                                       $17,065

1/98                               $16,429               $18,353                                       $17,220

2/98                               $16,415               $18,358                                       $17,204

3/98                               $16,438               $18,375                                       $17,229

4/98                               $16,287               $18,292                                       $17,071

5/98                               $16,656               $18,581                                       $17,441

6/98                               $16,724               $18,654                                       $17,513

7/98                               $16,748               $18,700                                       $17,537

8/98                               $17,057               $18,990                                       $17,878

9/98                               $17,317               $19,228                                       $18,150

10/98                              $17,225               $19,228                                       $18,054

11/98                              $17,340               $19,295                                       $18,158

12/98                              $17,346               $19,355                                       $18,181

1/99                               $17,529               $19,585                                       $18,356

2/99                               $17,413               $19,499                                       $18,234

3/99                               $17,403               $19,526                                       $18,240

4/99                               $17,472               $19,575                                       $18,312

5/99                               $17,329               $19,738                                       $18,146

6/99                               $17,035               $19,453                                       $17,838

7/31/99                            $17,027               $19,523                                       $17,830

8/31/99                            $16,786               $19,367                                       $17,595

9/30/99                            $16,692               $19,375                                       $17,497

10/31/99                           $16,432               $19,166                                       $17,225

11/30/99                           $16,628               $19,369                                       $17,414

12/31/99                           $16,413               $19,224                                       $17,192

1/00                               $16,199               $19,139                                       $16,988

2/00                               $16,477               $19,361                                       $17,265

3/00                               $16,919               $19,783                                       $17,748

4/00                               $16,824               $19,666                                       $17,634

5/00                               $16,676               $19,564                                       $17,500

6/00                               $17,121               $20,082                                       $17,969

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA/Treasuries/Agencies  41%

AA                       22%

Unrated                  13%

BBB                      12%

A                         9%

Cash                      3%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20-30 Years  47%

10-20 Years  32%

5-10 Years    7%

1-5 Years     9%

0-1 Year      5%

--------------------------------------------------------------------------------
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 39.60%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OREGON TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Oregon Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Oregon personal income tax.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Stephen Galiani

INCEPTION DATE
  06/01/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned (0.45)%(1) for the 12-month period ended June 30, 2000, excluding sales charges. Because of its long-duration strategy and longer average maturity, the Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index(2) (the Index), which returned 3.25% during the period. The Fund's Class A shares distributed $0.77 per share in dividend income and $0.02 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Over the course of the reporting period, the Fund was positioned to benefit from declining interest rates. However, with rising interest rates in the last half of 1999, the Fund's longer duration and average maturity contributed to its underperformance. While Fund performance improved over the first half of 2000 due to falling interest rates, holdings of lower-quality bonds further hampered performance. Despite this period of relative underperformance, the Fund's distribution yield was near the top of its peer group.
   The Fund was helped most by its high-quality, AAA-insured bonds, which held their value amid rising interest rates, and performed exceptionally well as rates fell. In contrast, the Fund's health care-related bonds -- which represented 23% of portfolio holdings -- underperformed against other sectors of the municipal market due to issues related to managed care and government reimbursements.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's manager anticipates that interest rates will decline gradually going forward and that the economy will enter into a "soft landing" lasting into the fourth quarter. The manager believes that municipal bonds are relatively undervalued and expects them to perform well compared to U.S. Treasury securities during the rest of the year. The Fund is well-positioned for the current market environment, and continues to seek opportunities to improve its distribution yield.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Oregon Tax-Free Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A, Class B and Institutional Class shares of the Oregon Tax-Free Fund for periods between September 6, 1996 and October 1, 1995, reflects performance of the Investor Class shares of the Pacifica Oregon Tax-Exempt Fund adjusted for expenses of the respective class, a predecessor portfolio with the same investment objective and policies as the Fund. For periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the Oregon Tax-Exempt Fund of Westcore Trust adjusted for expenses of the respective class. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.
(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
18

PERFORMANCE HIGHLIGHTS                                            TAX-FREE FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF JUNE 30, 2000)
--------------------------------------------------------------------------------

                                  Excluding Sales Charge           Including Sales Charge
                           ------------------------------------  --------------------------
                           6-Month*  1-Year   5-Year   10-Year   1-Year   5-Year   10-Year
CLASS A                       3.83    (0.45)    4.18      5.71    (4.93)    3.22      5.23
CLASS B                       3.45    (1.13)    3.31      4.90    (5.86)    2.99      4.90
INSTITUTIONAL CLASS           3.92    (0.32)    4.30      5.77
BENCHMARK
  LEHMAN BROTHERS
    MUNICIPAL BOND INDEX      4.48     3.25     5.88      7.06

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF JUNE 30, 2000)
----------------------------------------------

AVERAGE CREDIT QUALITY(4)                   AA-
WEIGHTED AVERAGE COUPON                    4.86%
ESTIMATED DURATION                       9.80 YEARS
NAV (A, B, INST.)                  $15.22, $9.33, $15.22
PORTFOLIO TURNOVER                          51%
NUMBER OF HOLDINGS                           47
SEC YIELD(5) (A, B, INST.)          5.24%, 4.74%, 5.66%
DISTRIBUTION RATE(6)
  (A, B, INST.)                     4.93%, 4.42%, 5.33%
TAXABLE EQUIVALENT YIELD(7)
  (A, B, INST.)                     9.53%, 8.62%, 10.30%
ALTERNATIVE MINIMUM TAX(7)                 16.35%

  GROWTH OF $10,000 INVESTMENT(3)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                WELLS FARGO              LEHMAN BROTHERS                    WELLS FARGO
       OREGON TAX-FREE FUND - CLASS A  MUNICIPAL BOND INDEX  OREGON TAX-FREE FUND - INSTITUTIONAL CLASS

6/90                           $9,550               $10,000                                     $10,000

7/90                           $9,700               $10,147                                     $10,156

8/90                           $9,528               $10,000                                      $9,976

9/90                           $9,570               $10,006                                     $10,019

10/90                          $9,690               $10,187                                     $10,145

11/90                          $9,849               $10,392                                     $10,312

12/90                          $9,915               $10,437                                     $10,381

1/91                          $10,029               $10,577                                     $10,500

2/91                          $10,136               $10,669                                     $10,612

3/91                          $10,172               $10,674                                     $10,650

4/91                          $10,267               $10,816                                     $10,749

5/91                          $10,366               $10,912                                     $10,853

6/91                          $10,341               $10,901                                     $10,827

7/91                          $10,498               $11,034                                     $10,991

8/91                          $10,603               $11,180                                     $11,101

9/91                          $10,710               $11,325                                     $11,213

10/91                         $10,787               $11,427                                     $11,294

11/91                         $10,759               $11,459                                     $11,264

12/91                         $10,963               $11,705                                     $11,477

1/92                          $10,975               $11,732                                     $11,490

2/92                          $11,011               $11,736                                     $11,528

3/92                          $11,020               $11,740                                     $11,538

4/92                          $11,115               $11,845                                     $11,637

5/92                          $11,241               $11,985                                     $11,769

6/92                          $11,411               $12,186                                     $11,947

7/92                          $11,781               $12,551                                     $12,334

8/92                          $11,625               $12,428                                     $12,171

9/92                          $11,648               $12,509                                     $12,195

10/92                         $11,471               $12,387                                     $12,010

11/92                         $11,721               $12,608                                     $12,272

12/92                         $11,843               $12,737                                     $12,399

1/93                          $11,940               $12,885                                     $12,501

2/93                          $12,318               $13,351                                     $12,896

3/93                          $12,176               $13,210                                     $12,747

4/93                          $12,309               $13,343                                     $12,887

5/93                          $12,406               $13,418                                     $12,988

6/93                          $12,623               $13,642                                     $13,216

7/93                          $12,641               $13,660                                     $13,235

8/93                          $12,938               $13,944                                     $13,546

9/93                          $13,112               $14,103                                     $13,727

10/93                         $13,108               $14,129                                     $13,724

11/93                         $13,070               $14,005                                     $13,684

12/93                         $13,309               $14,301                                     $13,934

1/94                          $13,458               $14,464                                     $14,090

2/94                          $13,148               $14,089                                     $13,765

3/94                          $12,602               $13,516                                     $13,194

4/94                          $12,541               $13,631                                     $13,131

5/94                          $12,694               $13,749                                     $13,291

6/94                          $12,563               $13,665                                     $13,153

7/94                          $12,796               $13,915                                     $13,397

8/94                          $12,840               $13,964                                     $13,444

9/94                          $12,611               $13,759                                     $13,203

10/94                         $12,310               $13,514                                     $12,888

11/94                         $12,061               $13,269                                     $12,627

12/94                         $12,446               $13,561                                     $13,030

1/95                          $12,854               $13,949                                     $13,458

2/95                          $13,215               $14,354                                     $13,835

3/95                          $13,304               $14,519                                     $13,929

4/95                          $13,311               $14,536                                     $13,936

5/95                          $13,700               $15,000                                     $14,344

6/95                          $13,562               $14,869                                     $14,199

7/95                          $13,647               $15,010                                     $14,288

8/95                          $13,769               $15,200                                     $14,415

9/95                          $13,866               $15,297                                     $14,518

10/95                         $14,058               $15,519                                     $14,718

11/95                         $14,291               $15,777                                     $14,961

12/95                         $14,417               $15,928                                     $15,095

1/96                          $14,459               $16,049                                     $15,139

2/96                          $14,384               $15,940                                     $15,062

3/96                          $14,193               $15,736                                     $14,863

4/96                          $14,136               $15,692                                     $14,805

5/96                          $14,150               $15,686                                     $14,821

6/96                          $14,285               $15,857                                     $14,955

7/96                          $14,420               $15,999                                     $15,108

8/96                          $14,415               $15,996                                     $15,095

9/96                          $14,579               $16,220                                     $15,278

10/96                         $14,711               $16,403                                     $15,419

11/96                         $14,995               $16,704                                     $15,710

12/96                         $14,894               $16,633                                     $15,616

1/97                          $14,926               $16,665                                     $15,652

2/97                          $15,046               $16,818                                     $15,781

3/97                          $14,820               $16,595                                     $15,536

4/97                          $14,941               $16,734                                     $15,666

5/97                          $15,131               $16,987                                     $15,868

6/97                          $15,270               $17,169                                     $16,016

7/97                          $15,735               $17,644                                     $16,517

8/97                          $15,584               $17,478                                     $16,352

9/97                          $15,761               $17,686                                     $16,549

10/97                         $15,853               $17,799                                     $16,639

11/97                         $15,927               $17,904                                     $16,729

12/97                         $16,174               $18,166                                     $16,992

1/98                          $16,343               $18,353                                     $17,163

2/98                          $16,301               $18,358                                     $17,120

3/98                          $16,273               $18,375                                     $17,102

4/98                          $16,178               $18,292                                     $16,992

5/98                          $16,413               $18,581                                     $17,240

6/98                          $16,463               $18,654                                     $17,303

7/98                          $16,500               $18,700                                     $17,343

8/98                          $16,774               $18,990                                     $17,622

9/98                          $16,992               $19,228                                     $17,851

10/98                         $16,938               $19,228                                     $17,795

11/98                         $17,007               $19,295                                     $17,879

12/98                         $17,054               $19,355                                     $17,918

1/99                          $17,281               $19,585                                     $18,157

2/99                          $17,135               $19,499                                     $18,015

3/99                          $17,148               $19,526                                     $18,030

4/99                          $17,195               $19,575                                     $18,080

5/99                          $17,061               $19,738                                     $17,929

6/99                          $16,722               $19,453                                     $17,584

7/99                          $16,791               $19,523                                     $17,658

8/99                          $16,554               $19,367                                     $17,409

9/99                          $16,505               $19,375                                     $17,358

10/99                         $16,185               $19,166                                     $17,012

11/99                         $16,283               $19,369                                     $17,128

12/99                         $16,032               $19,224                                     $16,867

1/00                          $15,888               $19,139                                     $16,717

2/00                          $16,147               $19,361                                     $16,992

3/00                          $16,465               $19,783                                     $17,329

4/00                          $16,362               $19,666                                     $17,223

5/00                          $16,207               $19,564                                     $17,062

6/00                          $16,647               $20,082                                     $17,528

  CREDIT QUALITY
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AA                       32%

AAA/Treasuries/Agencies  30%

Unrated                  17%

A                         9%

BB/Ba                     6%

BBB                       5%

Cash                      1%

  MATURITY DISTRIBUTION(8)
  (AS OF JUNE 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

20+ Years    50%

10-20 Years  34%

5-10 Years   12%

1-5 Years     3%

0-1 Year      1%

--------------------------------------------------------------------------------
(3) The chart compares the performance of the Wells Fargo Oregon Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%. The Fund is a professionally managed mutual fund.
(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 45.04%. Any capital gains distributions may be taxable. The value of the securities subject to the AMT is represented as a percentage of net assets.
(8)  Portfolio holdings are subject to change.

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   ARIZONA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 96.94%
ARIZONA - 92.69%
$  350,000  ARIZONA HEALTH FACILITIES
            AUTHORITY REVENUE CATHOLIC
            HEALTHCARE WEST SERIES A              6.63%      07/01/20     $   342,234
 1,000,000  ARIZONA HEALTH FACILITIES
            AUTHORITY HOSPITAL SYSTEMS
            REVENUE NORTHERN ARIZONA
            HEALTHCARE SYSTEMS AMBAC
            INSURED                               4.75       10/01/30         828,820
   170,000  BULLHEAD CITY AZ SPECIAL
            ASSESSMENT BULLHEAD PARKWAY
            IMPROVEMENT DISTRICT                  6.10       01/01/03         173,628
   500,000  CHANDLER AZ STREET & HIGHWAY
            USER REVENUE                          6.00       07/01/11         535,360
   110,000  GLENDALE AZ IMPROVEMENT
            DISTRICT NO 59 SPECIAL
            ASSESSMENT                            6.00       01/01/01         110,773
   175,000  GLENDALE AZ IMPROVEMENT
            DISTRICT NO 59 SPECIAL
            ASSESSMENT                            6.00       01/01/02         177,858
   500,000  MARICOPA COUNTY AZ HOSPITAL
            REVENUE SUN HEALTH CORPORATION        5.30       04/01/29         376,085
   500,000  MARICOPA COUNTY AZ IDA
            EDUCATIONAL REVENUE ARIZONA
            CHARTER SCHOOLS PROJECT
            SERIES A                              6.75       07/01/29         486,685
   500,000  MARICOPA COUNTY AZ IDA HEALTH
            FACILITIES REVENUE CATHOLIC
            HEALTHCARE WEST PROJECT
            SERIES A                              5.00       07/01/16         403,735
   250,000  MARICOPA COUNTY AZ IDA
            HOSPITAL FACILITIES REVENUE
            MAYO CLINIC HOSPITAL                  5.25       11/15/37         220,520
   250,000  MARICOPA COUNTY AZ IDA MFHR
            BONDS STANFORD COURT
            APARTMENTS PROJECT SERIES A
            MBIA INSURED                          5.30       07/01/28         223,923
   500,000  MARICOPA COUNTY AZ IDA MFHR
            METRO GARDENS MESA RIDGE
            PROJECT SERIES A MBIA INSURED         5.15       07/01/29         440,675
   570,000  MARICOPA COUNTY AZ IDA MFHR
            VILLAS DE MERCED APARTMENTS
            PROJECT COLLATERALIZED BY GNMA        5.50       12/20/37         505,430
   750,000  MARICOPA COUNTY AZ IDA MFHR
            WHISPERING PALMS APARTMENTS
            SERIES A MBIA INSURED                 5.85       07/01/19         741,533
   585,000  MARICOPA COUNTY AZ POLLUTION
            CONTROL CORPORATION PCR
            ARIZONA PUBLIC SERVICE COMPANY        5.75       11/01/22         517,947
   500,000  MOHAVE COUNTY AZ IDA HOSPITAL
            SYSTEM REVENUE BAPTIST
            HOSPITAL MBIA INSURED                 5.70       09/01/15         528,455
   700,000  NAVAJO COUNTY AZ MUNICIPAL
            PROPERTY CORPORATION JAIL
            FACILITIES REVENUE ACA INSURED        6.25       07/01/20         699,209
   750,000  NAVAJO COUNTY AZ PCR ARIZONA
            PUBLIC SERVICE COMPANY
            SERIES A                              5.88       08/15/28         693,833
   500,000  PHOENIX AZ CIVIC IMPROVEMENT
            CORPORATION REVENUE SENIOR
            LIEN                                  5.00       07/01/14         469,300
 1,000,000  PHOENIX AZ GO SERIES A                6.25       07/01/16       1,098,220
   500,000  PHOENIX AZ GO SERIES B                4.50       07/01/20         421,025
   900,000  PHOENIX AZ IDA HOSPITAL
            REVENUE JOHN C. LINCOLN HEALTH
            SERIES B CONNIE LEE INSURED           5.65       12/01/12         927,252
   100,000  PHOENIX AZ IDA MFHR DEL MAR
            TERRACE PROJECT SERIES A+             4.80       10/01/29         100,000
 1,440,000  PIMA COUNTY AZ IDA MFHR
            WILLOWICK APARTMENTS PROJECT
            ASSET GUARANTY LOC                    5.50       03/01/28       1,316,146
   500,000  PIMA COUNTY AZ IDA SFMR
            SERIES A-1 COLLATERALIZED BY
            GNMA/FNMA/FHLMC                       5.20       05/01/31         436,510
   550,000  TEMPE AZ GO SERIES A                  4.00       07/01/18         436,101
   500,000  TUCSON AZ STREET & HIGHWAY
            USER REVENUE SENIOR LIEN
            SERIES 1994-C FGIC INSURED            7.00       07/01/11         581,535
   500,000  TUCSON AZ STREET & HIGHWAY
            USER REVENUE SENIOR LIEN
            SERIES 1994-C FGIC INSURED            7.00       07/01/12         583,520
   500,000  YAVAPAI COUNTY AZ IDA CITIZENS
            UTILITIES COMPANY PROJECT             5.45       06/01/33         459,347

                                                                           14,835,659
                                                                          -----------
GUAM - 4.25%
   700,000  GUAM HOUSING CORPORATION SFMR
            MORTGAGE GUARANTEED SERIES A
            COLLATERALIZED BY FHLMC               5.75       09/01/31         679,413
                                                                          -----------

                                                                           15,515,072
TOTAL MUNICIPAL BONDS (COST $16,394,816)
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   ARIZONA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                    VALUE
CLOSED END MUTUAL FUNDS - 2.57%
     5,720  DREYFUS MUNICIPAL INCOME FUND                                 $    43,257
     4,636  DREYFUS STRATEGIC MUNICIPAL
            BOND FUND                                                          37,378
     8,383  DREYFUS STRATEGIC MUNICIPALS
            FUND                                                               67,064
     1,608  MUNICIPAL ADVANTAGE FUND
            INCORPORATED                                                       17,889
     5,250  MUNICIPAL PARTNERS FUND                                            62,016
     4,833  NUVEEN INSURED MUNICIPAL
            OPPORTUNITY FUND                                                   62,829
     4,772  NUVEEN PREMIUM INCOME
            MUNICIPAL FUND                                                     56,966
     1,048  VAN KAMPEN ADVANTAGE MUNICIPAL
            INCOME TRUST II                                                    11,987
     3,850  VAN KAMPEN TRUST FOR
            INVESTMENT GRADE MUNICIPALS                                        51,734

                                                                              411,120
TOTAL CLOSED END MUTUAL FUNDS (COST
$405,360)
                                                                          -----------
SHORT-TERM INVESTMENTS - 0.68%
   109,411  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST FUND+X+
            (COST $109,411)                                                   109,411
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $16,909,587)*                        100.19% $16,035,603
OTHER ASSETS AND LIABILITIES NET            (0.19)     (30,580)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $16,005,023
                                          -------  -----------

  +  VARIABLE RATE SECURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



   GROSS UNREALIZED APPRECIATION                       $  124,422
   GROSS UNREALIZED DEPRECIATION                         (998,406)
                                                       ----------
   NET UNREALIZED DEPRECIATION                         $ (873,984)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development                 21%
Tax-Free Money Market Fund   1%
Other Investments            3%
General                      3%
Facilities                   4%
Single Family Housing        7%
Pollution                    8%
Multifamily Housing          8%
Transportation              11%
Medical                     19%
General Obligation          15%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

  CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 103.61%
CALIFORNIA - 98.21%
$1,100,000  ABAG FINANCIAL AUTHORITY FOR
            NONPROFIT CORPORATION CA COP
            EPISCOPAL HOMES FOUNDATION             5.00%       07/01/07   $ 1,066,526
 1,105,000  ABAG FINANCIAL AUTHORITY FOR
            NONPROFIT CORPORATION CA COP
            EPISCOPAL HOMES FOUNDATION             5.00        07/01/08     1,057,209
 1,000,000  CALIFORNIA STATE GO VETERANS
            BONDS SERIES BL                        4.95        12/01/07     1,011,720
 1,250,000  CALIFORNIA STATE PUBLIC WORKS
            BOARD LEASE REVENUE DEPARTMENT
            OF CORRECTIONS SERIES C                5.25        11/01/08     1,293,400
 1,250,000  CALIFORNIA STATEWIDE
            COMMUNITIES DEVELOPMENT
            AUTHORITY COP HEALTH
            FACILITIES LOS ANGELES AIDS
            PROJECT                                6.20        08/01/12     1,301,400
 2,060,000  CALIFORNIA STATEWIDE
            COMMUNITIES DEVELOPMENT
            AUTHORITY REVENUE COP
            HUNTINGTON MEMORIAL HOSPITAL
            CONNIE LEE INSURED                     5.25        07/01/05     2,133,192
   400,000  CALIFORNIA HEALTH FACILITIES
            FINANCING AUTHORITY HEALTH
            CARE REVENUE ST. JOSEPH HEALTH
            SYSTEM SERIES B U.S. BANK
            TRUST N.A. LOC+                        4.25        07/01/09       400,000
 1,000,000  CENTRAL VALLEY FINANCE
            AUTHORITY COGENERATION PROJECT
            REVENUE CARSON ICE GENERAL
            PROJECT MBIA INSURED                   5.25        07/01/10     1,037,020
 1,000,000  CONTRA COSTA COUNTY CA COP
            MERRITHEW MEMORIAL HOSPITAL
            PROJECT MBIA INSURED                   5.25        11/01/10     1,031,950
 1,000,000  EAST BAY-DELTA CA HFA PASS
            THROUGH OBLIGATION LEASE
            PURCHASE PROJECT SERIES A MBIA
            INSURED                                4.75        06/01/05       998,660
   685,000  FOSTER CITY CA PUBLIC FINANCE
            AUTHORITY REVENUE FOSTER CITY
            COMMUNITY DEVELOPMENT PROJECT
            LN-A                                   5.40        09/01/01       691,254
 1,000,000  IRVINE RANCH CA WATER DISTRICT
            REVENUE SERIES A BANK OF
            AMERICA LOC+                           4.30        05/01/09     1,000,000
 1,000,000  LOS ANGELES CA AIRPORT REVENUE
            SERIES A FGIC INSURED                  6.00        05/15/05     1,069,460
 1,000,000  LOS ANGELES CA UNIFIED SCHOOL
            DISTRICT GO TAX REVENUE
            ANTICIPATION NOTES SERIES A            5.25        10/03/01     1,009,800
 1,460,000  LOS ANGELES CA WATER & POWER
            DEPARTMENT ELECTRIC PLANT
            REVENUE                                9.00        10/15/03     1,658,764
 2,000,000  LOS ANGELES CA WATER & POWER
            DEPARTMENT ELECTRIC PLANT
            REVENUE                                6.10        02/01/09     2,081,260
 1,000,000  LOS ANGELES CA WASTEWATER
            SYSTEM REVENUE SERIES D FGIC
            INSURED                                8.70        11/01/03     1,132,470
 1,300,000  LOS ANGELES CA WASTEWATER
            SYSTEMS RV SERIES A MBIA
            INSURED                                8.50        06/01/03     1,445,405
 2,000,000  NORTHERN CALIFORNIA POWER
            AGENCY MULTIPLE CAPITAL
            FACILITIES REVENUE UNREFUNDED
            BALANCE CROSSOVER REFUNDING
            9/3/02 @ 102                           6.54        08/01/25     2,104,760
 1,000,000  ORANGE COUNTY CA RECOVERY COP
            SERIES A                               5.60        07/01/09     1,058,770
 1,545,000  SACRAMENTO COUNTY CA AIRPORT
            SYSTEMS REVENUE SERIES A
            PREREFUNDED 7/1/02 @ 101               6.00        07/01/20     1,610,292
 1,000,000  SACRAMENTO COUNTY CA TAX &
            REVENUE ANTICIPATION NOTES TAX
            REVENUE                                5.25        10/04/01     1,010,310
   300,000  SACRAMENTO CA COP LIGHT RAIL
            TRANSPORTATION PROJECT                 6.30        07/01/00       300,012
   630,000  SACRAMENTO CA SCHOOL INSURANCE
            AUTHORITY REVENUE WORKERS
            COMPENSATION SERIES C                  5.75        06/01/03       640,105
   650,000  SAN FRANCISCO CA CITY & COUNTY
            INTERNATIONAL AIRPORT REVENUE
            2ND SERIES ISSUE 14A MBIA
            INSURED                                8.00        05/01/05       745,700
 1,090,000  SAN FRANCISCO CA CITY & COUNTY
            INTERNATIONAL AIRPORT REVENUE
            2ND SERIES ISSUE 13B MBIA
            INSURED                                8.00        05/01/05     1,250,481
   500,000  SANTA MONICA CA WASTEWATER
            ENTERPRISE REVENUE HYPERION
            PROJECT AMBAC INSURED                 12.00        01/01/01       518,795
 1,000,000  SOLANO COUNTY CA COP JUSTICE
            FACILITIES & PUBLIC BUILDING
            PROJECT                                5.88        10/01/05     1,022,870
   925,000  SOUTH ORANGE COUNTY CA PFA
            SPECIAL TAX REVENUE FOOTHILL
            AREA PROJECT SERIES C PAINE
            WEBBER INCORPORATED LOC                6.50        08/15/10     1,053,057
 1,100,000  SOUTHERN CALIFORNIA PUBLIC
            POWER AUTHORITY POWER PROJECT
            REVENUE                                6.75        07/01/00     1,100,066
   800,000  SOUTHERN CALIFORNIA PUBLIC
            POWER AUTHORITY MULTI PROJECTS         6.88        07/01/03       817,408
 2,000,000  SOUTHERN CALIFORNIA RAPID
            TRANSIT DISTRICT COP WORKERS
            COMPENSATION REMARKETED 2/1/91
            MBIA INSURED                           7.50        07/01/05     2,081,460
 1,000,000  UNIVERSITY OF CALIFORNIA
            EDUCATIONAL FACILITIES REVENUE
            SERIES B                               6.50        09/01/03     1,064,770

                                                                           37,798,346
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

  CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
GUAM - 2.75%
$1,000,000  GUAM POWER AUTHORITY REVENUE
            SERIES A                               6.30%       10/01/22   $ 1,059,710
                                                                          -----------
PUERTO RICO - 2.65%
 1,000,000  COMMONWEALTH OF PUERTO RICO
            MUNICIPAL FINANCE AGENCY
            SERIES B FSA INSURED                   5.00        08/01/05     1,020,640
                                                                          -----------

                                                                           39,878,696
TOTAL MUNICIPAL BONDS (COST $39,941,081)
                                                                          -----------

SHARES
SHORT-TERM INVESTMENTS - 0.23%
    88,915  WELLS FARGO CALIFORNIA
            TAX-FREE MONEY MARKET TRUST
            FUND+X+ (COST $88,915)                                             88,915
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $40,029,996)*                        103.84% $39,967,611
OTHER ASSETS AND LIABILITIES, NET           (3.84)  (1,478,999)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $38,488,612
                                          -------  -----------

  +  VARIABLE RATE SECURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $    279,664
GROSS UNREALIZED DEPRECIATION           (342,049)
                                    ------------
NET UNREALIZED DEPRECIATION         $    (62,385)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development               2%
Utilities                10%
General Obligation        2%
Higher Education          3%
Tax Incremental           3%
Transportation            6%
Airport                  12%
Power                    22%
Housing                   2%
Other Muni Demand Notes   4%
General                   5%
Education                 4%
Facilities                6%
Other                     8%
Medical                  11%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 95.82%
$ 1,000,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             CHANNING HOUSE                       5.38%       02/15/19     $    851,610
  6,200,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             CHANNING HOUSE                       5.50        02/15/29        5,128,578
  2,000,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA
             STANFORD UNIVERSITY HOSPITAL         5.50        11/01/13        2,100,580
  1,000,000  ABAG FINANCE AUTHORITY FOR
             NONPROFIT CORPORATIONS CA COP
             EPISCOPAL HOMES FOUNDATION           5.13        07/01/13          898,390
  2,000,000  ALAMEDA CORRIDOR CA COP
             MEDICAL CENTER PROJECT               5.00        06/01/23        1,819,640
  1,265,000  ALTA LOMA CA SCHOOL DISTRICT
             CAPITAL APPRECIATION SERIES A
             FGIC INSURED                         5.59[::]    08/01/16          514,627
  2,450,000  ALTA LOMA CA SCHOOL DISTRICT
             CAPITAL APPRECIATION SERIES A
             FGIC INSURED                         5.66[::]    08/01/20          761,975
  3,620,000  ANTIOCH CA PFA WATER REVENUE
             WATER TREATMENT PLANT PROJECT
             MBIA INSURED                         5.63        07/01/14        3,678,861
  1,330,000  ARCADIA CA USD CAPITAL
             APPRECIATION SERIES A MBIA
             INSURED                              5.30[::]    09/01/06          997,367
  2,545,000  BONITA CA USD COP MBIA INSURED       5.63        05/01/10        2,655,860
  1,485,000  BREA CA PFA LEASE REVENUE FGIC
             INSURED                              4.75        07/01/18        1,330,560
  1,000,000  BREA CA PFA LEASE REVENUE MBIA
             INSURED                              4.75        07/01/18          893,930
  1,300,000  BURBANK GLENDALE PASADENA
             AIRPORT AUTHORITY CA AIRPORT
             REVENUE AMBAC INSURED                6.40        06/01/10        1,341,496
  1,250,000  CABRILLO CA COMMUNITY COLLEGE
             DISTRICT SERIES A FSA INSURED        4.75        08/01/23        1,088,400
  3,310,000  CALIFORNIA CDA REVENUE COP
             HOSPITAL CEDARS SINAI MEDICAL
             CENTER                               6.50        08/01/12        3,569,305
  2,035,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE A
             COLLEGE CHIROPRACTIC                 5.60        11/01/17        1,891,105
    425,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             CHAPMAN COLLEGE PROJECT              7.30        01/01/02          437,759
  2,895,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             CLAREMONT UNIVERSITY CENTER
             SERIES A                             5.00        03/01/17        2,649,417
  1,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             CLAREMONT COLLEGES POOLED
             FACILITIES                           6.38        05/01/22        1,055,960
  2,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             KECK GRADUATE INSTITUTE              6.75        06/01/30        2,029,300
    240,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             LOYOLA MARYMOUNT UNIVERSITY          6.00        10/01/14          243,650
    110,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             LOYOLA MARYMOUNT UNIVERSITY
             PREREFUNDED 10/01/01 @100            6.00        10/01/14          112,397
     50,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             POMONA COLLEGE INSURED               6.13        02/15/08           52,115
  1,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             SANTA CLARA UNIVERSITY               5.00        09/01/23          909,320
  1,000,000  CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             UNIVERSITY OF SAN DIEGO AMBAC
             INSURED                              4.75        10/01/15          931,970
  7,675,000  CALIFORNIA STATE BONDS FGIC
             INSURED                              4.50        12/01/24        6,362,805
  5,000,000  CALIFORNIA STATE DWR CENTRAL
             VALLEY PROJECT REVENUE
             SERIES J-2                           6.00        12/01/07        5,455,250
  3,235,000  CALIFORNIA STATE DWR CENTRAL
             VALLEY PROJECT REVENUE
             SERIES O                             4.75        12/01/17        2,914,767
  2,000,000  CALIFORNIA STATE GO                  4.75        12/01/28        1,706,680
  6,545,000  CALIFORNIA STATE GO                  5.00        02/01/20        6,029,974
 10,000,000  CALIFORNIA STATE GO                  4.75        04/01/22        8,733,100
  2,000,000  CALIFORNIA STATE GO                  5.00        08/01/24        1,817,720
  1,910,000  CALIFORNIA STATE GO EAGLES II
             SERIES 6                            10.00[::]    04/01/10        1,175,452
  3,000,000  CALIFORNIA STATE GO MBIA
             INSURED                              6.00        10/01/10        3,303,900
    165,000  CALIFORNIA STATE GO UNREFUNDED
             BALANCE AMBAC INSURED                5.75        03/01/15          169,579
  1,380,000  CALIFORNIA STATE HFA HOME
             MORTGAGE REVENUE SERIES A
             MULTIPLE CREDIT ENHANCEMENTS         7.35        08/01/11        1,424,643
    355,000  CALIFORNIA STATE HFA HOME
             MORTGAGE REVENUE SERIES B
             MULTIPLE CREDIT ENHANCEMENTS         7.25        08/01/10          360,087
    480,000  CALIFORNIA STATE HFA HOME
             MORTGAGE REVENUE SERIES D
             MULTIPLE CREDIT ENHANCEMENTS         7.75        08/01/10          490,037
    140,000  CALIFORNIA STATE HFA INSURED
             HOUSING REVENUE AMT SERIES C
             MBIA INSURED                         7.00        08/01/23          144,493
    500,000  CALIFORNIA STATE HFA
             MULTI-UNIT HOME RENTAL
             MORTGAGE REVENUE SERIES B-II         6.70        08/01/15          519,435
    500,000  CALIFORNIA STATE HFA
             MULTI-UNIT HOME RENTAL
             MORTGAGE REVENUE SERIES C-II         6.85        08/01/15          517,355
  2,825,000  CALIFORNIA STATE HFA
             MULTI-UNIT RENTAL HOUSING
             REVENUE SERIES A AMT                 5.50        08/01/15        2,669,851
  7,200,000  CALIFORNIA STATE HFA REVENUE
             SFHR HOME MORTGAGE SERIES N          5.25        08/01/29        6,379,920
  4,000,000  CALIFORNIA STATE HFA SFMR
             SERIES B                             6.40        08/01/27        4,078,000
  3,000,000  CALIFORNIA STATE HFA SFMR
             SERIES B AMBAC INSURED               5.15        02/01/18        2,762,430

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$ 4,600,000  CALIFORNIA STATE HFA SFMR
             SERIES M MBIA INSURED                5.60%       08/01/29     $  4,310,844
    985,000  CALIFORNIA STATE HFA SINGLE
             FAMILY MORTGAGE SACRAMENTO
             SERIES A2 CLASS III                  4.80        08/01/12          929,150
  6,000,000  CALIFORNIA STATE HFFA HEALTH
             CARE REVENUE SUTTER HEALTH
             PROJECT SERIES A                     6.25        08/15/31        6,161,160
  2,000,000  CALIFORNIA STATE HFFA REVENUE
             CATHOLIC HEALTHCARE WEST AMBAC
             INSURED                              5.75        07/01/15        2,050,900
  1,500,000  CALIFORNIA STATE HFFA REVENUE
             KAISER PERMANENTE SERIES A           6.25        03/01/21        1,511,175
  3,500,000  CALIFORNIA STATE HFFA REVENUE
             SAN DIEGO HOSPITAL ASSOCIATION
             SERIES A MBIA INSURED                6.20        08/01/12        3,660,895
  2,000,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS MEMORIAL HOSPITAL
             SERIES A MBIA INSURED                6.40        10/01/12        2,103,900
  1,795,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS MEMORIAL HOSPITAL            6.25        10/01/13        1,864,413
  2,000,000  CALIFORNIA STATE HFFA REVENUE
             SCRIPPS RESEARCH INSTITUTE           6.63        07/01/14        2,111,680
  1,750,000  CALIFORNIA STATE HFFA REVENUE
             SMALL INSURED HEALTH
             FACILITIES SERIES A CALIFORNIA
             MORTGAGE INSURANCE LOC               6.75        03/01/20        1,824,217
  3,500,000  CALIFORNIA STATE HFFA REVENUE
             SUTTER HEALTH PROJECT
             SERIES A                             5.00        08/15/37        3,042,515
  2,750,000  CALIFORNIA STATE HFFA REVENUE
             SUTTER HEALTH PROJECT
             SERIES C                             5.13        08/15/22        2,529,725
  1,000,000  CALIFORNIA STATE HFFA REVENUE
             VALLEYCARE HEALTH FACILITIES
             CALIFORNIA MORTGAGE INSURANCE
             LOC                                  6.50        05/01/05        1,048,870
  1,275,000  CALIFORNIA STATE
             INFRASTRUCTURE & ECONOMIC
             DEVELOPMENT BANK REVENUE
             SERIES A                             5.75        07/01/30        1,264,188
  1,000,000  CALIFORNIA STATE MARITIME
             INFRASTRUCTURE AUTHORITY
             REVENUE PORT OF SAN DIEGO
             PROJECT AMBAC INSURED                5.25        11/01/15          976,270
  2,500,000  CALIFORNIA STATE PCFA PACIFIC
             GAS & ELECTRIC COMPANY AMT           6.35        06/01/09        2,620,250
  1,445,000  CALIFORNIA STATE PCFA PACIFIC
             GAS & ELECTRIC COMPANY AMT           6.63        06/01/09        1,515,718
  1,000,000  CALIFORNIA STATE PCFA SAN
             DIEGO GAS & ELECTRIC COMPANY
             AMT                                  6.80        06/01/15        1,147,230
  1,000,000  CALIFORNIA STATE PUBLIC WORKS
             BOARD LEASE REVENUE COMMUNITY
             COLLEGES                             6.63        09/01/07        1,046,450
  4,535,000  CALIFORNIA STATE RURAL HOME
             MORTGAGE FINANCE AUTHORITY
             SFMR                                 6.35        12/01/29        4,725,833
  2,500,000  CALIFORNIA STATE RURAL HOME
             MORTGAGE FINANCE AUTHORITY
             SFMR SERIES B                        6.25        12/01/31        2,539,975
  5,000,000  CALIFORNIA STATE
             UNIVERSITIES & COLLEGES HSG
             SYSTEM FGIC INSURED                  5.80        11/01/17        5,116,350
  6,000,000  CALIFORNIA STATEWIDE CDA COP
             THE INTERNEXT GROUP                  5.38        04/01/17        5,192,580
  2,750,000  CALIFORNIA STATEWIDE CDA LEASE
             REVENUE OAKLAND CONVENTION
             CENTERS PROJECT AMBAC INSURED        6.00        10/01/10        2,881,505
    500,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP HEALTH FACILITIES
             BARTON MEMORIAL HOSPITAL LOC
             BANQUE NATIONALE DE PARIS            6.40        12/01/05          528,235
  2,000,000  CALIFORNIA STATEWIDE CDA
             REVENUE CHILDRENS HOSPITAL
             MBIA INSURED                         5.25        08/15/29        1,872,680
  9,330,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP CATHOLIC
             HEALTHCARE WEST                      6.50        07/01/20        9,237,353
  2,700,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP CHILDRENS HOSPITAL
             LOS ANGELES                          5.25        08/15/29        2,495,772
  1,500,000  CALIFORNIA STATEWIDE CDA
             REVENUE COP SUTTER HEALTH
             OBLIGATED GROUP AMBAC INSURED        6.00        08/15/09        1,567,950
  5,000,000  CALIFORNIA STATEWIDE CDA
             SHERMAN OAKS PROJECT SERIES A
             AMBAC INSURED                        5.00        08/01/18        4,618,550
  1,935,000  CALIFORNIA STATEWIDE CDA WATER
             REVENUE SERIES A                     6.00        07/01/10        2,036,336
    200,000  CAPITOL AREA DEVELOPMENT
             AUTHORITY CA LEASE REVENUE
             SERIES A MBIA INSURED                6.50        04/01/12          209,790
  2,730,000  CARLSBAD CA UNIFIED SCHOOL
             DISTRICT GO FGIC INSURED             5.45[::]    05/01/22          762,052
  1,800,000  CHINO BASIN CA REGIONAL
             FINANCIAL AUTHORITY REVENUE
             MUNICIPAL WATER DISTRICT SEWER
             SYSTEMS PROJECT AMBAC INSURED        6.00        08/01/16        1,863,774
    400,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA               6.00        09/01/07          419,240
    735,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA               6.00        09/01/08          767,722
    820,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA               6.00        09/01/10          851,964
    570,000  CHULA VISTA CA COP TOWN CENTRE
             II PARKING PROJECT RDA               6.00        09/01/11          591,176
  2,000,000  COACHELLA CA WATER REVENUE COP
             FSA INSURED                          6.10        03/01/22        2,035,080
  2,500,000  COLTON CA PFA TAX ALLOCATION
             SERIES A MBIA INSURED                5.00        08/01/18        2,336,050
    270,000  CONTRA COSTA COUNTY CA HOME
             MORTGAGE REVENUE AMT ESCROWED
             TO MATURITY                          7.75        05/01/22          330,170
  3,500,000  CONTRA COSTA COUNTY CA PFA TAX
             ALLOCATION REVENUE                   5.25        08/01/28        2,994,215

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$ 4,000,000  CONTRA COSTA COUNTY CA
             TRANSPORTATION AUTHORITY SALES
             TAX REVENUE SERIES A FGIC
             INSURED                              5.50%       03/01/08     $  4,144,360
  2,755,000  CONTRA COSTA COUNTY CA
             TRANSPORTATION AUTHORITY SALES
             TAX REVENUE SERIES A ESCROWED
             TO MATURITY                          6.50        03/01/09        2,868,010
  1,045,000  CONTRA COSTA COUNTY CALIFORNIA
             PFA LEASE REVENUE REFUNDED
             VARIOUS CAPITAL FACILITY
             SERIES A MBIA INSURED                5.13        08/01/17        1,004,130
  4,000,000  CORONA CA COMMUNITY FACILITY
             DISTRICT MBIA INSURED                4.70        09/01/20        3,506,400
  1,505,000  CORONA CA PFA WATER REVENUE
             FGIC INSURED                         4.75        09/01/18        1,347,532
  1,250,000  CUCAMONGA CA COUNTY WATER
             DISTRICT COP REFINANCING
             FACILITIES FGIC INSURED              6.30        09/01/12        1,299,275
  2,025,000  CULVER CITY CA RDFA REVENUE
             AMBAC INSURED                        5.50        11/01/14        2,112,804
  1,000,000  CUPERTINO CA COP SERIES B            6.25        07/01/10        1,046,740
  1,355,000  DUARTE CA COP CITY OF HOPE
             NATIONAL MEDICAL CENTER              6.13        04/01/13        1,441,828
  2,000,000  DUARTE CA COP SERIES A               5.25        04/01/19        1,823,920
  4,000,000  DUARTE CA COP SERIES A               5.25        04/01/24        3,352,200
  4,000,000  DUARTE CA REDEVELOPMENT AGENCY
             TAX ALLOCATION                       6.60[::]    12/01/16        1,410,520
  5,000,000  EAST BAY CA MUD WASTEWATER
             TREATMENT SYSTEMS REVENUE FGIC
             INSURED                              5.00        06/01/16        4,762,350
  1,500,000  EAST BAY CA MUD WASTEWATER
             TREATMENT SYSTEMS REVENUE
             AMBAC INSURED                        6.00        06/01/09        1,568,700
  2,000,000  EAST BAY CA MUD WASTEWATER
             TREATMENT SYSTEMS REVENUE MBIA
             INSURED                              4.75        06/01/28        1,716,120
  3,300,000  EAST PALO ALTO CA
             REDEVELOPMENT AGENCY TAX
             UNIVERSITY CIRCLE GATEWAY            6.63        10/01/29        3,346,068
  2,785,000  ELK GROVE CA USD SPECIAL TAX
             MBIA INSURED                         5.10[::]    12/01/15        1,160,259
  1,000,000  ELSINORE VALLEY CA MUNICIPAL
             WATER DISTRICT COP SERIES A
             FGIC INSURED                         6.00        07/01/12        1,101,800
  1,215,000  EMERYVILLE CA PFA LEASE
             REVENUE SERIES A                     5.00        05/01/18        1,133,340
    500,000  EMERYVILLE CA PFA REVENUE            5.75        09/02/14          486,275
  1,750,000  EMERYVILLE CA PFA REVENUE            5.90        09/02/21        1,637,983
  2,475,000  EMERYVILLE CA PFA REVENUE MBIA
             INSURED                              5.00        09/01/19        2,293,384
  2,455,000  EMERYVILLE CA PFA REVENUE
             SERIES A                             6.35        05/01/10        2,566,359
  2,000,000  ESCONDIDO CA PFA LEASE REVENUE
             ESCONDIDO CIVIC CENTER PROJECT
             SERIES B AMBAC INSURED               6.13        09/01/11        2,149,280
  2,000,000  ESCONDIDO CA PFA LEASE REVENUE
             CENTER FOR THE ARTS AMBAC
             INSURED                              6.00        09/01/18        2,063,180
  1,000,000  FOLSOM CORDOVA CA USD COP 1998
             FSA INSURED                          5.13        03/01/18          949,210
  1,285,000  FONTANA CA RDA TAX ALLOCATION
             JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                     5.50        10/01/17        1,189,100
  4,040,000  FONTANA CA RDA TAX ALLOCATION
             JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                     5.50        10/01/27        3,564,088
  1,600,000  FONTANA CA RDA TAX ALLOCATION
             JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A                     5.60        10/01/27        1,434,992
  3,000,000  FONTANA CA USD SERIES C FGIC
             INSURED                              6.15        05/01/20        3,127,080
  1,000,000  FRESNO CA COP STREET
             IMPROVEMENT PROJECT                  6.63        12/01/11        1,041,790
  2,000,000  FRESNO CA JOINT POWERS
             FINANCING AUTHORITY STREET
             LIGHT ACQUISITION PROJECT
             SERIES A                             5.50        08/01/12        2,014,420
  2,000,000  FRESNO CA USD SERIES A MBIA
             INSURED                              5.70        08/01/15        2,028,040
  3,000,000  FRESNO CA WATER SYSTEMS
             REVENUE SERIES A FGIC INSURED        5.00        06/01/24        2,727,480
  1,250,000  FRESNO COUNTY CA SOLID WASTE
             REVENUE AMERICAN AVENUE
             LANDFILL PROJECT MBIA INSURED        5.75        05/15/14        1,292,150
  1,000,000  GLENDALE CA RDFA TAX
             ALLOCATION REVENUE AMBAC
             INSURED                              5.50        12/01/11        1,025,820
  1,000,000  GLENDALE CA USD SERIES A FGIC
             INSURED                              5.75        09/01/17        1,024,970
  2,500,000  HAWAIIAN GARDENS CA
             REDEVELOPMENT AGENCY                 6.00        12/01/13        2,524,550
    575,000  HUNTINGTON BEACH CA PFA
             REVENUE BOND                         6.55        08/01/01          583,953
  2,800,000  HUNTINGTON BEACH CA PFA
             REVENUE BOND                         7.00        08/01/10        2,891,756
  1,000,000  INDIAN WELLS CA RDFA TAX
             ALLOCATION WHITEWATER PROJECT
             MBIA INSURED                         6.00        12/01/14        1,047,330
    500,000  INDUSTRY CA URBAN DEVELOPMENT
             AGENCY                               6.70        11/01/03          520,625
  1,280,000  INDUSTRY CA URBAN DEVELOPMENT
             AGENCY                               6.85        11/01/04        1,337,498
  1,555,000  INGLEWOOD CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A AMBAC INSURED               5.25        05/01/17        1,537,771
  1,350,000  JACKSON CA COP WATER SYSTEM
             ACQUISITION PROJECT                  6.80        09/01/23        1,415,826

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$   270,000  JAMUL-DULZUR CA USD SERIES C         6.40%       08/01/16     $    280,166
  2,000,000  JURUPA CA COMMUNITY SERVICES
             SPECIAL TAX FSA INSURED              4.75        09/01/18        1,790,740
  2,000,000  KERN CA HIGH SCHOOL DISTRICT
             SERIES D MBIA INSURED                5.60        08/01/12        2,094,820
  1,240,000  LA HABRA CA COP SERIES A FSA
             INSURED                              4.80        09/01/19        1,107,593
  1,185,000  LA VERNE CA COP CAPITAL
             IMPROVEMENTS PROJECTS                5.70        06/01/15        1,189,302
  4,000,000  LAKE ELSINORE CA PFA TAX
             ALLOCATION REVENUE SERIES A          5.50        09/01/30        3,502,000
  1,000,000  LONG BEACH CA FINANCING
             AUTHORITY REVENUE AMBAC
             INSURED                              6.00        11/01/17        1,078,660
  3,000,000  LONG BEACH CA FINANCING
             AUTHORITY REVENUE AMBAC
             INSURED                              6.00        11/01/08        3,283,500
  2,900,000  LOS ANGELES CA AIRPORT REVENUE
             SERIES A FGIC INSURED                5.50        05/15/08        3,029,427
  4,695,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE                        5.70        09/01/11        4,850,498
    200,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVEUE                         6.38        02/01/20          208,236
  2,000,000  LOS ANGELES CA DW&P ELECTRIC
             PLANT REVENUE SECOND ISSUE           5.75        08/15/11        2,051,700
  3,000,000  LOS ANGELES CA DW&P WATERWORKS
             REVENUE                              5.70        04/15/09        3,111,510
  4,745,000  LOS ANGELES CA HARBOR
             DEPARTMENT REVENUE SERIES B          5.38        11/01/15        4,707,942
  2,465,000  LOS ANGELES CA HARBOR
             DEPARTMENT REVENUE SERIES B          5.38        11/01/23        2,316,755
  2,775,000  LOS ANGELES CA HARBOR
             DEPARTMENT REVENUE SERIES B          6.50        08/01/13        2,907,589
    340,000  LOS ANGELES CA MUNICIPAL
             IMPROVEMENT CORPORATION LEASE
             REVENUE CENTRAL LIBRARY
             PROJECT SERIES A                     6.30        06/01/16          349,670
     60,000  LOS ANGELES CA SFMR SERIES A
             AMT MULTIPLE CREDIT
             ENHANCEMENTS                         7.55        12/01/23           61,030
  2,200,000  LOS ANGELES CA USD COP
             MULTIPLE PROPERTIES PROJECT
             SERIES A FSA INSURED                 5.50        10/01/10        2,309,868
  1,000,000  LOS ANGELES CA WASTEWATER
             SYSTEM REVENUE SERIES A FGIC
             INSURED                              4.75        06/01/18          894,170
  1,300,000  LOS ANGELES CA WASTEWATER
             SYSTEM REVENUE SERIES A MBIA
             INSURED                              5.70        06/01/13        1,335,542
  4,370,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES C FSA INSURED                 4.75        07/01/16        4,015,462
  1,000,000  LOS ANGELES COUNTY CA
             METROPOLITAN TRANSPORTATION
             AUTHORITY SALES TAX REVENUE
             SERIES B                             4.75        07/01/19          888,490
  1,160,000  LOS ANGELES COUNTY CA
             REGIONALIZED BUSINESS SERVICES
             COP SERIES A AMBAC INSURED           5.97[::]    08/01/26          249,412
    480,000  LOS ANGELES COUNTY CA
             TRANSPORTATION COMMISSION
             SALES TAX REVENUE SERIES B
             FGIC INSURED                         6.50        07/01/15          497,770
  1,370,000  MADERA CA RDFA TAX ALLOCATION
             REVENUE FGIC INSURED                 5.75        09/01/11        1,426,951
  1,000,000  MANTECA CA FINANCING AUTHORITY
             TAX ALLOCATION REVENUE MBIA
             INSURED                              5.05        10/01/18          938,410
  1,000,000  MARIN CA EMERGENCY RADIO
             AUTHORITY AMBAC INSURED              4.75        08/15/18          893,450
  2,235,000  MERCED CA USD SERIES A FGIC
             INSURED                              5.70[::]    08/01/18          791,883
    805,000  MERCED COUNTY CA COP FSA
             INSURED                              6.00        10/01/12          831,863
  2,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CA WATER WORKS
             REVENUE SERIES A MBIA INSURED        5.75        07/01/15        2,057,960
  1,000,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CA WATER WORKS
             REVENUE SERIES A                     5.75        07/01/13        1,032,830
  2,000,000  MID PENINSULA CA REGIONAL OPEN
             SPACE DISTRICT PROMISSORY
             NOTES                                7.00        09/01/14        2,160,780
  2,370,000  MID PENINSULA REGULATION OPEN
             SPACE DISTRICT AMBAC INSURED         5.30[::]    09/01/17          858,888
  2,490,000  MID PENINSULA REGULATION OPEN
             SPACE DISTRICT AMBAC INSURED         5.30[::]    09/01/18          840,126
  2,780,000  MODESTO CA PFA LEASE REVENUE
             AMBAC INSURED                        5.00        09/01/16        2,657,986
  3,545,000  MONROVIA CA REDEVELOPMENT
             AGENCY TAX ALLOCATION PROJECT
             AREA I B AMBAC INSURED               5.13        05/01/17        3,399,974
  2,835,000  MOUNTAIN VIEW CA SHORELINE
             REGIONAL PARK COMMUNITY TAX
             ALLOCATION SERIES A MBIA
             INSURED                              5.50        08/01/13        2,897,937
  1,260,000  MOUNTAIN VIEW LOS ALTOS CA USD
             SERIES D FSA INSURED                 5.91[::]    08/01/19          419,983
  1,200,000  MOUNTAIN VIEW LOS ALTOS CA USD
             SERIES D FSA INSURED                 5.95[::]    08/01/21          351,408
  1,230,000  NATIONAL CITY CA CDA TAX
             ALLOACTION DOWNTOWN
             REDEVELOPMENT PROJECT
             SERIES B AMBAC INSURED               6.63        08/01/12        1,309,950
    720,000  NATOMAS CA USD SERIES A MBIA
             INSURED                              5.75        09/01/12          740,318
  2,200,000  NEVADA COUNTY CA SOLID WASTE
             REVENUE                              6.50        10/01/06        2,307,074

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$   570,000  NORTHERN CALIFORNIA POWER
             AGENCY MULTIPLE CAPITAL
             FACILITIES REVENUE SERIES A
             MBIA INSURED                         6.50%       08/01/12     $    605,996
  9,250,000  NORTHERN CALIFORNIA POWER
             AGENCY MULTIPLE CAPITAL
             FACILITIES REVENUE SERIES A
             AMBAC INSURED                        5.00        08/01/25        8,379,482
  1,000,000  NUVIEW CA USD                        7.25        02/01/16        1,035,090
  1,465,000  OAKLAND CA FGIC INSURED              6.00        06/15/12        1,527,702
  1,500,000  ONTARIO CA RDFA REVENUE
             PROJECT ONE MBIA INSURED             6.00        08/01/15        1,544,175
  4,400,000  ORANGE COUNTY CA LOCAL
             TRANSPORTATION AUTHORITY SALES
             TAX REVENUE MBIA INSURED             6.00        02/15/08        4,786,232
  2,800,000  ORANGE COUNTY CA RECOVERY
             REVENUE SERIES A MBIA INSURED        6.00        06/01/10        3,069,528
  1,000,000  PALMDALE CA WATER DISTRICT
             REVENUE COP FGIC INSURED             5.00        10/01/18          931,870
    165,000  PARLIER CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A                             6.95        08/01/23          173,248
  1,075,000  PARLIER CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A                             6.95        08/01/23        1,151,594
  5,000,000  PICO RIVERA CA WATER SYSTEMS
             PROJECT SERIES A                     5.50        05/01/29        4,872,650
  1,795,000  PINOLE CA REDEVELOPMENT AGENCY
             TAX ALLOCATION REFUNDED
             SERIES A MBIA INSURED                5.00        08/01/17        1,692,506
  2,200,000  PLACER COUNTY CA COP JUVENILE
             DETENTION FACILITY MBIA
             INSURED                              5.00        07/01/18        2,051,500
  6,000,000  POMONA CA PFA REVENUE POMONA
             REDEVELOPMENT PROJECT
             SERIES W MBIA INSURED                5.00        02/01/30        5,379,000
  2,680,000  PONOMA CA USD SERIES A MBIA
             INSURED                              6.55        08/01/29        3,025,640
  1,000,000  PORT OAKLAND CA SPECIAL
             FACILITIES REVENUE MITSUI OSK
             LINES LIMITED SERIES A AMT
             LOC-IMPERIAL BANK OF JAPAN
             LIMITED                              6.70        01/01/07        1,047,200
  3,380,000  PORT OAKLAND CA SPECIAL
             FACILITIES REVENUE MITSUI OSK
             LINES LIMITED SERIES A AMT
             LOC-IMPERIAL BANK OF JAPAN
             LIMITED                              6.80        01/01/19        3,395,210
  1,325,000  REDDING CA JOINT POWERS
             FINANCE AUTHORITY WASTEWATER
             REVENUE SERIES A FGIC INSURED        6.00        12/01/11        1,386,334
  1,100,000  RICHMOND CA JOINT POWERS
             FINANCE AUTHORITY LEASE AND
             GAS TAX REVENUE SERIES A             5.25        05/15/13        1,089,792
  2,000,000  RICHMOND CA REDEVELOPMENT
             AGENCY HARBOUR PROJECT
             SERIES A MBIA INSURED                4.75        07/01/23        1,741,980
  2,975,000  RIVERSIDE CA REDEVELOPMENT
             AGENCY TAX ALLOCATION CASA
             BLANCA SERIES A AMBAC INSURED        4.75        08/01/21        2,617,345
  1,000,000  RIVERSIDE CA REDEVELOPMENT
             AGENCY TAX CASA BLANCA PROJECT
             SERIES A AMBAC INSURED               4.75        08/01/17          906,220
  5,750,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORP REVENUE RIVERSIDE
             COUNTY HOSPITAL PROJECT
             SERIES A                             6.38        06/01/09        6,069,585
  1,500,000  RIVERSIDE COUNTY CA ASSET
             LEASING CORP REVENUE RIVERSIDE
             COUNTY HOSPITAL PROJECT
             SERIES B MBIA INSURED                5.00        06/01/19        1,387,500
  2,710,000  RIVERSIDE COUNTY CA PFA TAX
             ALLOCATION REDEVELOPMENT
             PROJECTS SERIES A                    5.50        10/01/22        2,416,534
    170,000  RIVERSIDE COUNTY CA SFMR
             PROJECT A AMT GNMA
             COLLATERALIZED                       6.85        10/01/16          174,175
  1,335,000  ROSEVILLE CA JOINT USD CAPITAL
             APPRECIATION SERIES A                6.30[::]    08/01/06          993,147
  1,200,000  SACRAMENTO CA AIRPORT REVENUE
             SERIES A FGIC INSURED                6.00        07/01/12        1,250,712
    800,000  SACRAMENTO CA AIRPORT REVENUE
             SERIES A FGIC INSURED                6.00        07/01/12          821,240
      5,000  SACRAMENTO CA FINANCING
             AUTHORITY REVENUE                    6.70        11/01/11            5,206
  1,900,000  SACRAMENTO CA LIGHT RAIL
             TRANSPORTATION PROJECT               6.75        07/01/07        1,974,556
  1,000,000  SACRAMENTO CA LIGHT RAIL
             TRANSPORTATION PROJECT               6.00        07/01/12        1,025,600
  2,500,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES A MBIA INSURED        6.25        08/15/10        2,792,100
    300,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES C FGIC INSURED        5.75        11/15/08          310,032
  2,400,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES E MBIA-IBC
             INSURED                              5.70        05/15/12        2,476,968
     50,000  SACRAMENTO CA MUD ELECTRIC
             REVENUE SERIES Z FGIC INSURED        6.45        07/01/10           51,967
    115,000  SACRAMENTO CA REDEVELOPMENT
             AGENCY TAX ALLOCATION
             SERIES A MBIA INSURED                6.50        11/01/13          118,099
  1,000,000  SACRAMENTO COUNTY CA TAX &
             REVENUE ANTICIPATION NOTES           5.25        10/04/01        1,010,310
  2,000,000  SACRAMENTO COUNTY MAIN
             DETENTION FACILITY MBIA
             INSURED                              5.75        06/01/15        2,044,500
    380,000  SAN BERNARDINO COUNTY CA WEST
             VALLEY DETENTION CENTER MBIA
             INSURED                              6.50        11/01/12          401,823
  4,000,000  SAN BUENAVENTURA CA COP AMBAC
             INSURED                              6.00        01/01/12        4,174,280

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$ 4,230,000  SAN DIEGO CA CONVENTION CENTER
             EXPANSION FINANCE AUTHORITY
             LEASE REVENUE SERIES A AMBAC
             INSURED                              4.75%       04/01/28     $  3,630,905
  2,700,000  SAN DIEGO CA MFHR SERIES A           5.45        08/20/40        2,404,944
  1,000,000  SAN DIEGO CA PFA SEWER REVENUE
             FGIC INSURED                         4.75        05/15/17          906,900
  1,000,000  SAN DIEGO CA REDEVELOPMENT
             AGENCY ABMAC INSURED                 4.75        09/01/24          867,850
  2,500,000  SAN DIEGO CA USD SERIES A FGIC
             INSURED                              5.17[::]    07/01/16        1,024,975
  3,200,000  SAN DIEGO COUNTY CA COP
             BURNHAM INSTITUTE                    6.25        09/01/29        3,157,408
  2,095,000  SAN DIEGO COUNTY CA COP
             DOWNTOWN COURTHOUSE AMBAC
             INSURED                              4.50        05/01/23        1,745,575
  4,500,000  SAN DIEGO COUNTY CA REGIONAL
             TRANSPORTATION COMMUNITY SALES
             TAX REVENUE SERIES A ESCROWED
             TO MATURITY                          6.00        04/01/08        4,634,370
  3,750,000  SAN JOAQUIN COUNTY CA GENERAL
             HOSPITAL PROJECT COP MBIA
             INSURED                              5.00        09/01/17        3,535,162
  4,000,000  SAN JOAQUIN HILLS CA
             TRANSPORTATION CORRIDOR AGENCY
             TOLL ROAD                            7.55[::]    01/01/10        4,250,720
  5,000,000  SAN JOAQUIN HILLS CA
             TRANSPORTATION CORRIDOR AGENCY
             TOLL ROAD SERIES A MBIA
             INSURED                              4.70[::]    01/15/05        4,052,500
  7,500,000  SAN JOSE CA RDA TAX ALLOCATION
             MERGED AREA REDEVELOPMENT
             PROJECT AMBAC INSURED                4.75        08/01/23        6,530,400
  2,000,000  SAN MATEO COUNTY CA JOINT
             POWERS AUTHORITY LEASE
             SERIES A FSA INSURED                 4.75        07/15/18        1,791,700
  1,500,000  SAN MATEO COUNTY CA JOINT
             POWERS SERIES A FSA INSURED          5.00        07/15/18        1,401,810
  4,010,000  SANTA CLARA CA RDFA TAX
             ALLOCATION BAYSHORE NORTH
             PROJECT AMBAC INSURED                5.75        07/01/14        4,097,498
  2,305,000  SANTA CRUZ COUNTY CA MFHR GNMA
             NORTHGATE APARTMENTS SERIES A        5.50        07/20/40        2,048,753
  3,000,000  SANTA FE SPRINGS CA COMMUNITY
             DEVELOPMENT COMMON TAX
             ALLOCATION SERIES A MBIA
             INSURED                              5.00        09/01/17        2,828,130
  1,195,000  SANTA ROSA CA HIGH SCHOOL
             DISTRICT FGIC INSURED                5.90        05/01/13        1,247,174
  3,450,000  SANTA ROSA CA WASTEWATER
             TREATMENT PLANT SERIES A FGIC
             INSURED                              4.75        09/01/16        3,161,097
  1,000,000  SHASTA CA JOINT POWERS
             FINANCING AUTHORITY REVENUE
             COURTHOUSE IMPROVEMENT PROJECT
             SERIES A MBIA INSURED                5.00        06/01/18          934,780
  1,550,000  SIMI VALLEY CA USD COP AMBAC
             INSURED                              5.25        08/01/22        1,489,240
  1,000,000  SONOMA VALLEY CA USD FSA
             INSURED                              6.00        07/15/21        1,025,900
  1,100,000  SOUTH COUNTY CA REGIONAL
             WASTEWATER                           4.75        08/01/18          985,248
  5,720,000  SOUTH COUNTY CA REGIONAL
             WASTEWATER AUTHORITY REVENUE
             CAPITAL IMPROVEMENT SERIES B
             FGIC INSURED                         5.75        08/01/10        5,923,460
  1,000,000  SOUTHERN CA PUBLIC POWER
             PROJECT REVENUE                      6.75        07/01/11        1,137,630
    400,000  SOUTHERN CA STATE SFMR
             SERIES A AMT GNMA/FNMA
             COLLATERALIZED                       7.35        09/01/24          409,040
    445,000  SOUTHERN CALIFORNIA HFA SFMR
             SERIES A AMT GNMA
             COLLATERALIZED                       7.63        10/01/22          451,506
    235,000  SOUTHERN CALIFORNIA HFA SFMR
             SERIES A AMT GNMA
             COLLATERALIZED                       7.63        10/01/23          239,592
    475,000  SOUTHERN CALIFORNIA STATE HFA
             SFMR SERIES A AMT GNMA/ FNMA
             COLLATERALIZED                       6.75        09/01/22          481,384
     20,000  STOCKTON CA SFMR GOVERNMENT
             AGENCY COLLATERALIZED
             SERIES A                             7.50        02/01/23           20,236
  2,000,000  STOCKTON CA WATER DISTRICT COP
             SERIES A AMBAC INSURED               4.75        04/01/17        1,810,540
  5,690,000  SULPHUR SPRINGS CA USD
             SERIES A MBIA INSURED                7.00[::]    09/01/13        2,835,213
  1,000,000  SUNNYVALE CA FINANCING
             AUTHORITY UTILITIES REVENUE
             SOLID WASTE MATERIALS
             SERIES B AMT MBIA INSURED            6.00        10/01/08        1,042,350
  1,000,000  TEMECULA CA COMMUNITY SERVICES
             RECREATIONAL CENTER PROJECT          7.13        10/01/12        1,058,420
  1,000,000  TEMECULA VALLEY CA USD
             SERIES D FGIC INSURED                6.00        09/01/14        1,044,880
  1,640,000  TEMPLE CITY CA USD SERIES A
             FGIC INSURED                         5.10        08/01/19        1,544,158
  2,705,000  TORRANCE CA COP AMBAC INSURED        5.75        04/01/16        2,770,001
  5,000,000  TUSTIN CA USD SPECIAL TAX FSA
             INSURED                              4.38        09/01/19        4,161,450
  2,250,000  TWENTYNINE PALMS CA WATER
             DISTRICT COP                         7.00        08/01/17        2,318,017
  3,465,000  UKIAH CA USD GO FGIC INSURED         5.75[::]    08/01/16        1,414,032
  1,000,000  UNION CITY CA COMMUNITY RDFA
             TAX ALLOCATION REVENUE
             COMMUNITY REDEVELOPMENT
             PROJECT AMBAC INSURED                5.65        10/01/14        1,022,760

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000  UNIVERSITY OF CALIFORNIA
             REVENUE MULTIPLE PURPOSE
             PROJECTS ABMAC INSURED               4.75%       09/01/15     $    928,300
  3,200,000  UNIVERSITY OF CALIFORNIA
             REVENUE SEISMIC SAFETY PROJECT
             MBIA INSURED                         5.50        11/01/10        3,307,168
  1,000,000  UPLAND CA REDEVELOPMENT AGENCY
             TAX ALLOCATION                       4.85        09/01/23          884,090
  1,000,000  VACAVILLE CA PFA TAX
             ALLOCATION REDEVELOPMENT
             PROJECT MBIA INSURED                 6.35        09/01/22        1,022,530
  3,275,000  VALLEJO CA REVENUE WATER
             IMPROVEMENT PROJECT FSA
             INSURED                              5.70        05/01/16        3,356,154
  2,000,000  VENTURA CA COP PUBLIC
             FACILITIES CORPORATION IV            5.75        12/01/06        2,095,460
  2,000,000  VENTURA CA COP PUBLIC
             FACILITIES CORPORATION IV            5.75        12/01/07        2,086,720
  1,305,000  VISTA CA COMMUNITY
             REDEVELOPMENT PROJECT AREA B
             TAX ALLOCATION                       5.10        09/01/18        1,233,369
  1,135,000  WALNUT VALLEY CA USD SERIES C
             FGIC INSURED                         5.75        08/01/15        1,153,410
  1,125,000  WEST HOLLYWOOD CA COP MBIA
             INSURED                              5.10        02/01/17        1,075,927
  1,740,000  WESTLAND CA WATER DISTRICT           4.88        03/01/21        1,559,057
  1,200,000  WESTMINSTER CA RDFA AMT              6.50        08/01/10        1,203,492
  1,000,000  YOLO COUNTY CA HFA MORTGAGE
             REVENUE FHA COLLATERALIZED           7.20        08/01/33        1,047,830
  1,040,000  YOLO COUNTY CA LIBRARY SPECIAL
             TAX COMMUNITY FACILITIES             6.25        12/01/22        1,059,603
                                                                            542,663,887
TOTAL MUNICIPAL BONDS (COST $531,757,246)
                                                                           ------------

SHARES
CLOSED END MUTUAL FUNDS -- 2.16%
     62,000  BLACK ROCK CALIFORNIA INSURED
             MUNICIPAL 2008 TERM TRUST                                          899,000
    237,300  MUNIYIELD CALIFORNIA FUND                                        3,114,562
    232,600  MUNIYIELD CALIFORNIA INSURED
             FUND                                                             3,009,263
    182,500  MUNIYIELD CALIFORNIA INSURED
             FUND II                                                          2,418,125
     30,000  PUTNAM CALIFORNIA INVESTMENT
             GRADE MUNICIPAL TRUST                                              412,500
     45,000  VAN KAMPEN CALIFORNIA
             MUNICIPAL INCOME TRUST                                             376,875
     77,300  VAN KAMPEN CALIFORNIA QUALITY
             MUNICIPAL TRUST                                                  1,178,825
     60,100  VAN KAMPEN CALIFORNIA VALUE
             MUNICIPAL INCOME TRUST                                             845,156
                                                                             12,254,306
TOTAL CLOSED END MUTUAL FUNDS
(COST $11,788,995)
                                                                           ------------
SHORT-TERM INVESTMENTS -- 0.61%
  3,435,904  WELLS FARGO CALIFORNIA
             TAX-FREE MONEY MARKET TRUST
             FUND +X+ (COST $3,435,904)                                       3,435,904
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $546,982,145)*                        98.59% $558,354,097
OTHER ASSETS AND LIABILITIES, NET            1.41     7,989,742
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $566,343,839
                                          -------  ------------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $547,336,504 AND NET UNREALIZED APPRECIATION CONSISTS OF:


GROSS UNREALIZED APPRECIATION                       $19,066,469
GROSS UNREALIZED DEPRECIATION                        (8,048,876)
                                                    -----------
NET UNREALIZED APPRECIATION                         $11,017,593

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Education                    2%
Other Investments            2%
Power                        3%
Airport                      2%
School District              6%
Single Family Housing        5%
Facilities                   7%
Higher Education             3%
Water                        6%
Utilities                    7%
Development                 18%
Other                        1%
Multifamily Housing          2%
Pollution                    1%
Transportation               8%
General Obligation           8%
Tax-Free Money Market Fund   1%
Medical                     10%
General                      8%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 92.13%
COLORADO - 91.15%
$   370,000  ADAMS COUNTY CO SFMR
             SERIES A2                             8.70%      06/01/12     $   380,371
  1,250,000  ARAPAHOE COUNTY CO UTILITIES
             REVENUE WATER & WASTEWATER
             AUTHORITY REVENUE                     6.25       12/01/20       1,224,538
    500,000  ASPEN VALLEY HOSPITAL DISTRICT
             CO HOSPITAL REVENUE                   6.80       10/15/24         504,480
    300,000  AURORA CO HOUSING AUTHORITY
             FINANCE CORPORATION MFHR
             MOUNTAINVIEW PLACE FHA INSURED        7.13       09/01/22         309,276
  1,080,000  BLACK HAWK CO BUSINESS
             IMPROVEMENT DISTRICT SPECIAL
             ASSESSMENT REVENUE SERIES #97
             I                                     6.00       12/01/09       1,081,631
    970,000  BLACK HAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT REVENUE
             SERIES #98 I                          7.00       12/01/11         998,479
    140,000  BLACKHAWK CO DEVICE TAX
             REVENUE                               5.60       12/01/04         140,231
    145,000  BLACKHAWK CO DEVICE TAX
             REVENUE                               5.70       12/01/05         145,421
  1,080,000  BOULDER CO STORM WATER & FLOOD
             MANAGEMENT REVENUE
             REFUNDING & IMPROVEMENTS              5.10       12/01/18       1,008,158
    100,000  BOULDER COUNTY CO MFHR THISTLE
             COMMUNITY HOUSING                     6.00       06/01/11          94,559
  1,000,000  BOULDER COUNTY CO MFHR THISTLE
             COMMUNITY HOUSING                     6.38       06/01/29         913,660
    500,000  CENTENNIAL 25 METROPOLITAN
             DISTRICT CO GO ARAPAHOE COUNTY        6.38       12/01/16         501,895
  3,750,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             ALEXANDER DAWSON SCHOOL               5.30       02/15/29       3,385,200
    500,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             CHARTER SCHOOL CORE KNOWLEDGE
             PROJECT                               7.00       11/01/29         501,565
    600,000  COLORADO EDUCATIONAL &
             CULTURAL FACILITIES REVENUE
             CHARTER SCHOOL RENAISSANCE
             SCHOOL PROJECT                        6.75       06/01/29         583,992
    415,000  COLORADO HEALTH FACILITIES
             AUTHORITY REVENUE NATIONAL
             JEWISH MEDICAL & RESEARCH
             CENTER                                5.00       01/01/08         384,468
  1,250,000  COLORADO HEALTH FACILITIES
             AUTHORITY REVENUE NATIONAL
             JEWISH MEDICAL & RESEARCH
             CENTER                                5.38       01/01/28       1,071,188
    530,000  COLORADO HFFA REVENUE PARKVIEW
             MEDICAL CENTER INCORPORATED
             PROJECT                               5.00       09/01/11         464,900
  1,000,000  COLORADO HFFA REVENUE SISTERS
             OF CHARITY LEAVENWORTH MBIA
             INSURED                               5.00       12/01/25         878,630
  1,250,000  COLORADO HFFA REVENUE SISTERS
             OF CHARITY SERIES A AMBAC
             INSURED                               6.25       05/15/11       1,362,225
  2,500,000  COLORADO HFFA REVENUE
             STEAMBOAT SPRINGS HEALTH
             PROJECT                               5.70       09/15/23       2,024,650
  7,870,000  COLORADO HFA SERIES 120               7.90       04/01/11       8,404,529
    215,000  COLORADO HFA SFMR SERIES B2           7.50       12/01/16         226,040
  1,575,000  COLORADO HFA SFMR SERIES C2           7.45       06/01/17       1,674,619
    560,000  COLORADO HFA SMR SERIES D1
             REMARKETED 7/15/94                    8.00       12/01/24         595,997
  1,045,000  COLORADO HFA SFMR SERIES D2           7.10       06/01/14       1,107,198
    850,000  COLORADO HFA SMR SERIES D2
             REMARKETED 11/15/94                   8.13       06/01/25         907,401
  2,000,000  COLORADO HFA MFHR WINDRIDGE
             APARTMENTS PROJECT FNMA
             COLLATERAL INSURED                    4.50       02/15/28       2,000,000
  1,385,000  COLORADO SCHOOL OF MINES
             AUXILIARY FACILITIES REVENUE
             CAPITAL
             APPRECIATION-ENTERPRISE MBIA
             INSURED                               5.31[::]   12/01/20         411,733
  1,250,000  COLORADO SPRINGS CO UTILITIES
             REVENUE SERIES A                      5.38       11/15/26       1,170,600
  1,000,000  COLORADO SPRINGS CO UTILITIES
             REVENUE REFERENDUM SYSTEM
             SERIES A                              5.25       11/15/22         923,250
    700,000  COLORADO STUDENT OBLIGATION
             BOARD AUTHORITY STUDENT LOAN
             REVENUE SERIES SUB-I-B
             GUARANTEED BY STUDENT LOANS           5.70       12/01/06         714,182
  1,000,000  COLORADO WATER RESERVE POWER
             DEVELOPMENT AUTHORITY CLEAN
             WATER REVENUE SERIES B                5.00       09/01/19         915,660
  1,810,000  COLORADO WATER RESERVE & POWER
             DEVELOPMENT AUTHORITY DRINKING
             WATER REVENUE SERIES A                4.88       09/01/17       1,647,697
  1,000,000  COLORADO WATER RESERVE & POWER
             DEVELOPMENT AUTHORITY DRINKING
             WATER REVENUE SERIES A                5.00       09/01/19         920,020
 20,000,000  DAWSON RIDGE METROPOLITAN
             DISTRICT NO.1 CO GO SERIES B
             ESCROWED TO MATURITY                  6.10[::]   10/01/22       4,298,400
  2,750,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE SERIES A              5.00       11/15/25       2,390,520
  1,000,000  DENVER CO CITY & COUNTY
             AIRPORT REVENUE SERIES A MBIA
             INSURED                               5.50       11/15/25         956,490

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$ 2,500,000  DENVER CO CITY & COUNTY
             REVENUE HELEN G. BONFILS
             FOUNDATION PROJECT SERIES B           5.13%      12/01/17     $ 2,358,775
  1,500,000  DENVER CO CITY & COUNTY SCHOOL
             DISTRICT #1 GO FGIC INSURED           5.25       12/01/17       1,440,390
  1,000,000  DENVER CO GATEWAY CENTER
             METROPOLITIAN DISTRICT UTGO           6.40       12/01/18         953,740
    300,000  DENVER CO HEALTH & HOSPITAL
             REVENUE SERIES A                      5.20       12/01/12         265,713
  2,000,000  DENVER CO HEALTH & HOSPITAL
             REVENUE SERIES A                      5.38       12/01/18       1,651,040
    390,000  DENVER WEST METROPOLITAN
             DISTRICT CO GO SERIES B               5.60       12/01/12         376,292
  1,475,000  DOUGLAS COUNTY CO MFHR FHA
             PARKER HILLTOP PROJECT FHA
             INSURED                               5.35       08/01/18       1,351,720
  2,500,000  E-470 PUBLIC HIGHWAY AUTHORITY
             CO REVENUE SERIES A MBIA
             INSURED                               4.75       09/01/23       2,136,375
  3,000,000  E-470 PUBLIC HIGHWAY AUTHORITY
             CO TRANSPORTATION REVENUE
             CAPITAL APPRECIATION SERIES B
             MBIA INSURED                          6.32[::]   09/01/30         476,850
  1,000,000  E-470 PUBLIC HIGHWAY AUTHORITY
             CO TRANSPORTATION REVENUE
             SERIES A MBIA INSURED                 5.75       09/01/35         985,500
  2,500,000  EL PASO COUNTY CO GO BONDS
             SCHOOL DISTRICT #11 COLORADO
             SPRINGS                               7.10       12/01/17       2,950,075
  1,165,000  GREEN VALLEY CO METROPOLITAN
             DISTRICT UTGO AMBAC INSURED           5.75       12/01/19       1,172,514
  1,000,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #2 UTGO
             FSA INSURED                           6.50       06/15/11       1,112,840
  1,100,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #2 UTGO
             FSA INSURED                           6.50       06/15/12       1,227,160
    250,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #3
             GENERAL OBLIGATION ACA INSURED        5.00       12/01/09         241,428
  1,750,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #3
             GENERAL OBLIGATIONS ACA
             INSURED                               5.25       12/01/14       1,666,578
    350,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #4 UTGO
             SERIES A                              6.10       12/01/11         348,131
    800,000  HIGHLANDS RANCH CO
             METROPOLITAN DISTRICT #4 UTGO
             SERIES A                              6.30       12/01/17         787,912
  3,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT #R001 GO MBIA INSURED        6.50       12/15/11       3,366,540
  1,000,000  JEFFERSON COUNTY CO SCHOOL
             DISTRICT #R001 GO SERIES A
             FGIC INSURED                          5.00       12/15/17         926,330
    500,000  LA JUNTA CO HOSPITAL CO
             REVENUE ARK VALLEY REGIONAL
             MEDICAL CENTER PROJECT                6.00       04/01/19         438,345
    500,000  LA JUNTA CO HOSPITAL CO
             REVENUE ARK VALLEY REGIONAL
             MEDICAL CENTER PROJECT                6.10       04/01/24         433,865
  1,990,000  LARIMER COUNTY CO SFM REVENUE
             CAPITAL ACCUMULATOR A
             REMARKETED 2/15/94                    5.50[::]   08/01/15         838,725
    745,000  LITTLE THOMPSON WATER DISTRICT
             CO WATER REVENUE FIRST LIEN JR
             MBIA INSURED                          5.75       12/01/17         753,694
  2,000,000  METEX METROPOLITAN DISTRICT CO
             GO SERIES A                           5.80       12/01/16       2,046,800
  1,210,000  MONTROSE COUNTY CO COP
             SERIES A                              6.40       12/01/12       1,275,243
    955,000  NORTHERN METROPOLITAN DISTRICT
             CO ADAMS COUNTY CO                    6.50       12/01/16         936,549
    325,000  PUEBLO CO COP PUBLIC
             PARKING-LEASE PURCHASE &
             SUBLEASE                              6.90       07/01/15         345,456
  1,500,000  SAN MIGUEL COUNTY CO HOUSING
             AUTHORITY MFHR TELLURIDE
             VILLAGE APARTMENTS PROJECT            6.40       07/01/23       1,544,115
    600,000  SUMMIT COUNTY CO SPORTS
             FACILITIES REVENUE KEYSTONE
             RESORTS MANAGEMENT PROJECT
             GUARANTEED BY RALSTON PURINA
             CORPORATION                           7.38       09/01/10         661,092

                                                                            82,293,640
                                                                           -----------
PUERTO RICO - 0.98%
  1,000,000  COMMONWEALTH OF PUERTO RICO
             PUBLIC FINANCE CORPORATION
             APPROPRIATION SERIES A                5.00       06/01/26         884,820
                                                                           -----------

                                                                            83,178,460
TOTAL MUNICIPAL BONDS (COST $83,635,886)
                                                                           -----------

SHARES
CLOSED END MUTUAL FUNDS - 3.00%
      8,248  BLACKROCK STRATEGIC MUNICIPAL
             TRUST                                                             103,616
     50,096  DREYFUS MUNICIPAL INCOME FUND                                     378,850
     27,791  DREYFUS STRATEGIC MUNICIPAL
             BOND FUND                                                         224,065
     49,351  DREYFUS STRATEGIC MUNICIPALS
             FUND                                                              394,807
      1,170  EATON VANCE MUNICIPAL INCOME
             TRUST                                                              12,724
     17,748  MUNICIPAL ADVANTAGE FUND
             INCORPORATED                                                      197,447
     15,188  MUNICIPAL PARTNERS FUND                                           179,408

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                    VALUE
CLOSED END MUTUAL FUNDS (continued)
     15,692  NUVEEN DIVIDEND ADVANTAGE
             MUNICIPAL FUND                                                $   192,227
     25,652  NUVEEN INSURED MUNICIPAL
             OPPORTUNITY FUND                                                  333,476
     18,339  NUVEEN PREMIUM INCOME
             MUNICIPAL FUND                                                    218,922
     12,492  SELIGMAN SELECT MUNICIPAL FUND                                    117,113
      7,778  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST                                                       98,683
      8,528  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST II                                                    97,539
     12,032  VAN KAMPEN TRUST FOR
             INVESTMENT GRADE                                                  161,680

                                                                             2,710,557
TOTAL CLOSED END MUTUAL FUNDS (COST
$2,685,260)
                                                                           -----------
SHORT-TERM INVESTMENTS - 4.31%
    776,384  WELLS FARGO NATIONAL TAX-FREE
             MONEY MARKET TRUST FUND+X+                                        776,384
  3,111,198  WELLS FARGO NATIONAL TAX-FREE
             INSTITUTIONAL MONEY MARKET
             FUND+X+                                                         3,111,198

                                                                             3,887,582
TOTAL SHORT-TERM INVESTMENTS (COST
$3,887,582)
                                                                           -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $90,208,728)*                         99.44% $89,776,599
OTHER ASSETS AND LIABILITIES, NET            0.56      505,828
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $90,282,427
                                          -------  -----------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $90,714,084 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



   GROSS UNREALIZED APPRECIATION                       $1,684,156
   GROSS UNREALIZED DEPRECIATION                       (2,621,641)
                                                       ----------
   NET UNREALIZED DEPRECIATION                         $ (937,485)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Student Loan                 1%
Water                        4%
Transportation               4%
School District             10%
Medical                     10%
Tax-Free Money Market Fund   4%
Education                    5%
Facilities                  11%
Airport                      4%
Utilities                    6%
Single Family Housing        6%
Housing                      9%
Multifamily Housing          7%
Other Investments            3%
General Obligation           8%
General                      8%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 96.95%
MINNESOTA - 96.67%
$    500,000  ALBERT LEA MN INDEPENDENT
              SCHOOL DISTRICT #241 GO SCHOOL
              DISTRICT CREDIT PROGRAM MBIA
              INSURED                              4.80%       02/01/16     $    456,125
     500,000  ALEXANDRIA MN INDEPENDENT
              SCHOOL DISTRICT #206 GO BONDS
              SERIES A CROSSOVER REFUNDING         6.00        02/01/04          514,040
     250,000  ALEXANDRIA MN INDEPENDENT
              SCHOOL DISTRICT #206 GO BONDS
              SERIES A CROSSOVER REFUNDING         6.15        02/01/06          257,920
     250,000  ALEXANDRIA MN INDEPENDENT
              SCHOOL DISTRICT #206 GO BONDS
              SERIES A CROSSOVER REFUNDING         6.20        02/01/07          258,220
   2,365,000  ANOKA COUNTY MN RESOURCE
              RECOVERY REVENUE NORTHERN
              STATE POWER COMPANY PROJECT          5.00        12/01/06        2,385,576
     600,000  ANOKA COUNTY MN RESOURCE
              RECOVERY REVENUE NORTHERN
              STATE POWER COMPANY MBIA-IBC
              INSURED                              4.60        12/01/08          575,130
     650,000  AUSTIN MN HOUSING &
              REDEVELOPMENT AUTHORITY
              GOVERNMENTAL HOUSING GROSS
              REVENUE COURTYARD RESIDENCE PJ
              SERIES A                             7.15        01/01/20          653,556
   1,500,000  BEMIDJI MN HOSPITAL FACILITIES
              FIRST MORTGAGE REVENUE NORTH
              COUNTRY HEALTH SERVICES
              PROJECT SERIES 1991 A
              PREREFUNDED 9/1/01 @ 102             7.00        09/01/11        1,572,195
   2,000,000  BEMIDJI MN INDEPENDENT SCHOOL
              DISTRICT #31 GO FSA INSURED
              SCHOOL DISTRICT CREDIT PROGRAM
              LOC                                  5.00        04/01/19        1,831,200
     160,000  BLAINE MN IDR BALL CORPORATION
              PROJECT                              7.13        12/01/04          173,984
   3,000,000  BLOOMINGTON MN INDEPENDENT
              SCHOOL DISTRICT #271 GO
              SERIES B SCHOOL DISTRICT
              CREDIT PROGRAM SUPPORT               5.00        02/01/16        2,814,330
   4,025,000  BLOOMINGTON MN PORT AUTHORITY
              SPECIAL TAX REVENUE MALL OF
              AMERICA PROJECT SERIES A FSA
              INSURED                              5.35        02/01/13        4,052,048
   1,000,000  BLOOMINGTON MN PORT AUTHORITY
              SPECIAL TAX REVENUE MALL OF
              AMERICA PROJECT SERIES A FSA
              INSURED                              5.00        02/01/13          966,420
   2,000,000  BLOOMINGTON MN PORT AUTHORITY
              TAX REVENUE MALL OF AMERICA
              PROJECT SERIES A FSA INSURED         5.25        02/01/03        2,025,440
     960,000  BLOOMINGTON MN PORT AUTHORITY
              TAX REVENUE MALL OF AMERICA
              PROJECT SERIES A FSA INSURED         5.45        02/01/09          963,820
     290,000  BLOOMINGTON MN TAX INCREMENT
              GO PREREFUNDED 2/1/05 @ 100          9.75        02/01/08          347,939
   2,195,000  BRECKENRIDGE MN HFFA REVENUE
              CATHOLIC HEALTH CORPORATION
              MBIA INSURED                         5.00        11/15/05        2,214,426
   1,000,000  CENTENNIAL MN INDEPENDENT
              SCHOOL DISTRICT #12 GO
              SERIES A                             5.63        02/01/16        1,008,230
     400,000  CHASKA MN GO TAX INCREMENT
              AMBAC INSURED                        4.15        12/01/09          361,300
   1,250,000  CHASKA MN INDEPENDENT SCHOOL
              DISTRICT #112 GO SERIES B
              CROSSOVER REFUNDING 2/1/00 @
              100                                  5.75        02/01/07        1,301,313
   1,000,000  CHASKA MN INDEPENDENT SCHOOL
              DISTRICT #112 GO SERIES B
              CROSSOVER REFUNDING 2/1/00 @
              100                                  5.75        02/01/09        1,041,050
   1,000,000  CHASKA MN INDEPENDENT SCHOOL
              DISTRICT #112 GO STATE CREDIT
              ENHANCEMENT PROGRAM SERIES B         5.75        02/01/05        1,039,060
     255,000  COON RAPIDS MN GO SPECIAL
              ASSESSMENT SERIES B                  5.80        02/01/04          261,306
     410,000  COON RAPIDS MN SFMR                  6.15        09/01/09          410,790
   1,000,000  CUYUNA RANGE HOSPITAL DISTRICT
              MN HEALTH FACILITIES GROSS
              REVENUE SERIES A                     5.75        06/01/14          881,390
   1,190,000  DETROIT LAKES MN HFFA REVENUE
              BENEDICTINE HEALTH SYSTEMS ST.
              MARY SERIES G CONNIE LEE
              INSURED                              6.00        02/15/12        1,245,466
     635,000  DULUTH MN ECONOMIC DEVELOPMENT
              AUTHORITY HFFA REVENUE
              BENEDICTINE HEALTH SYSTEM ST.
              MARY SERIES A MBIA INSURED           5.55        02/15/04          648,938
     690,000  DULUTH MN ECONOMIC DEVELOPMENT
              AUTHORITY HFFA REVENUE
              BENEDICTINE HEALTH SYSTEM ST.
              MARY SERIES A MBIA INSURED           5.65        02/15/05          710,279

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$    465,000  DULUTH MN ECONOMIC DEVELOPMENT
              AUTHORITY HFFA REVENUE
              BENEDICTINE HEALTH SYSTEM ST.
              MARY SERIES A MBIA INSURED           5.75%       02/15/06     $    479,406
     450,000  DULUTH MN ECONOMIC DEVELOPMENT
              AUTHORITY HFFA REVENUE ST.
              LUKE'S HOSPITAL OF DULUTH
              SERIES B CONNIE LEE INSURED          6.20        05/01/01          456,053
     500,000  DULUTH MN ECONOMIC DEVELOPMENT
              AUTHORITY HFFA REVENUE ST.
              LUKE'S HOSPITAL OF DULUTH
              SERIES B CONNIE LEE INSURED          6.45        05/01/05          521,730
     500,000  DULUTH MN ECONOMIC DEVELOPMENT
              AUTHORITY HFFA REVENUE ST.
              LUKE'S HOSPITAL OF DULUTH
              SERIES B CONNIE LEE INSURED          6.40        05/01/18          515,395
     205,000  DULUTH MN GO COLLATERALIZED BY
              USG PREREFUNDED 8/1/00 @ 100         6.10        08/01/02          205,295
     210,000  DULUTH MN GO COLLATERALIZED BY
              USG PREREFUNDED 8/1/00 @100          6.20        08/01/03          210,320
     215,000  DULUTH MN GO COLLATERALIZED BY
              USG PREREFUNDED 8/1/00 @ 100         6.30        08/01/04          215,346
     300,000  DULUTH MN GROSS REVENUE SPIRIT
              MOUNTAIN RECREATION AREA             6.15        02/01/01          302,262
     300,000  DULUTH MN GROSS REVENUE SPIRIT
              MOUNTAIN RECREATION AREA             6.30        02/01/02          302,070
     400,000  DULUTH MN GROSS REVENUE SPIRIT
              MOUNTAIN RECREATION AREA             6.50        02/01/04          402,848
     425,000  DULUTH MN GROSS REVENUE SPIRIT
              MOUNTAIN RECREATION AREA             6.60        02/01/05          428,060
     455,000  DULUTH MN GROSS REVENUE SPIRIT
              MOUNTAIN RECREATION AREA             6.70        02/01/06          458,385
     165,000  EDEN PRAIRIE MN HOUSING &
              REDEVELOPMENT AUTHORITY
              LEASING REVENUE COMMUNITY
              CENTER PROJECT SERIES A              6.15        08/01/08          167,660
   1,000,000  FERGUS FALLS MN HFFA REVENUE
              LAKE REGION HOSPITAL
              CORPORATION PROJECT SERIES A         6.50        09/01/18          949,400
     700,000  GLENCOE MN HOSPITAL REVENUE          6.63        04/01/11          693,819
     205,000  HASTINGS MN HFFA REVENUE
              REGINA MEDICAL CENTER ACA
              INSURED                              4.80        09/15/10          183,539
     400,000  HASTINGS MN HFFA REVENUE
              REGINA MEDICAL CENTER ACA
              INSURED                              5.25        09/15/18          352,476
   1,000,000  HENNEPIN COUNTY MN LEASE
              REVENUE COP                          5.38        11/15/12        1,010,340
     260,000  HENNEPIN COUNTY MN LEASE
              REVENUE COP SERIES A
              PREREFUNDED 11/15/01 @ 100           6.15        05/15/02          265,645
     310,000  HENNEPIN COUNTY MN LEASE
              REVENUE COP SERIES A
              PREREFUNDED 11/15/01 @ 100           6.25        11/15/03          317,139
     135,000  HENNEPIN COUNTY MN LEASE
              REVENUE COP SERIES A
              PREREFUNDED 11/15/01 @ 100           6.45        05/15/05          138,465
     300,000  HENNEPIN COUNTY MN LEASE
              REVENUE COP SERIES A
              PREREFUNDED 11/15/01 @ 100           6.45        11/15/05          307,701
     145,000  HENNEPIN COUNTY MN LEASE
              REVENUE COP SERIES A
              PREREFUNDED 11/15/01 @ 100           6.55        05/15/06          148,912
     285,000  HINCKLEY-FINLAYSON MN
              INDEPENDENT SCHOOL DISTRICT
              #2165                                5.25        02/01/10          290,506
   1,080,000  LINO LAKES MN ECONOMIC
              DEVELOPMENT AUTHORITY LEASING
              REVENUE SERIES A                     5.25        02/01/16          975,348
      50,000  MANKATO MN HFFA REVENUE FIRST
              MORTGAGE-IMMANUEL ST. JOSEPH'S
              PROJECT SERIES C PREREFUNDED
              8/1/02 @ 102                         6.10        08/01/05           52,270
     315,000  MANKATO MN HFFA REVENUE FIRST
              MORTGAGE-IMMANUEL ST. JOSEPH'S
              PROJECT SERIES C PREREFUNDED
              8/1/02 @ 102                         6.10        08/01/05          327,247
     390,000  MANKATO MN HFFA REVENUE FIRST
              MORTGAGE-IMMANUEL ST. JOSEPH'S
              PROJECT SERIES C PREREFUNDED
              8/1/02 @ 102                         6.15        08/01/06          405,027
      60,000  MANKATO MN HFFA REVENUE FIRST
              MORTGAGE-IMMANUEL ST. JOSEPH'S
              PROJECT SERIES C PREREFUNDED
              8/1/02 @ 102                         6.15        08/01/06           62,783
   1,700,000  MANKATO MN HFFA REVENUE FIRST
              MORTGAGE-IMMANUEL ST. JOSEPH'S
              PROJECT SERIES A PREREFUNDED
              8/1/02 @ 102                         6.30        08/01/22        1,785,272
   1,100,000  MANKATO MN INDEPENDENT SCHOOL
              DISTRICT #77 GO SERIES A FSA
              INSURED CROSSOVER REFUNDING
              2/1/02 @ 100                         6.35        02/01/13        1,127,709
     300,000  MANKATO MN NURSING HOME
              REVENUE MANKATO LUTHERAN HOME
              PROJECT SERIES A
              COLLATERALIZED BY USG
              PREREFUNDED 10/1/01 @ 102            8.00        10/01/11          317,724
   3,250,000  METROPOLITAN COUNCIL MN GO
              MINNEAPOLIS-ST. PAUL
              METROPOLITAN AREA SERIES A           6.00        12/01/02        3,311,685
     550,000  MINNEAPOLIS & ST. PAUL MN
              HOUSING & REDEVELOPMENT
              AUTHORITY HEALTH CARE SYSTEM
              HEALTHONE OBLIGATED GROUP
              PROJECT SERIES A MBIA INSURED        7.38        08/15/02          564,185
   3,000,000  MINNEAPOLIS & ST. PAUL MN
              METROPOLITAN AIRPORTS
              COMMUNITY AIRPORT REVENUE
              SERIES B FGIC INSURED                5.50        01/01/11        3,050,250

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$     15,000  MINNEAPOLIS MN COMMUNITY
              DEVELOPMENT AGENCY & ST. PAUL
              HOUSING & REDEVELOPMENT
              AUTHORITY REVENUE JOINT
              HOUSING PROGRAM                      9.50%       12/01/00     $     15,022
   5,000,000  MINNEAPOLIS MN COMMUNITY
              DEVELOPMENT AGENCY TAX
              INCREMENT REVENUE CAPITAL
              APPRECIATION MBIA INSURED            7.13[::]    09/01/04        4,064,550
   2,815,000  MINNEAPOLIS MN GO SALES TAX
              REVENUE                              6.05        04/01/04        2,931,344
   1,750,000  MINNEAPOLIS MN GO SPORTS ARENA
              PROJECT                              5.13        10/01/20        1,630,265
     505,000  MINNEAPOLIS MN HFFA REVENUE
              ABBOTT NORTHWESTERN HOSPITAL
              INCORPORATED COLLATERALIZED BY
              USG                                  6.50        12/01/06          527,437
     450,000  MINNEAPOLIS MN HOSPITAL
              REVENUE MINNEAPOLIS CHILDREN'S
              MEDICAL CENTER PROJECT
              SERIES C COLLATERALIZED BY USG
              PREREFUNDED 6/1/01 @ 102             7.00        12/01/01          469,179
     575,000  MINNEAPOLIS MN HOSPITAL
              REVENUE MINNEAPOLIS CHILDREN'S
              MEDICAL CENTER PROJECT
              SERIES C COLLATERALIZED BY USG
              PREREFUNDED 6/1/01 @ 102             7.10        12/01/02          600,018
   1,225,000  MINNEAPOLIS MN MFHR CHURCHILL
              PROJECT FHA INSURED                  6.95        10/01/05        1,269,578
   1,010,000  MINNEAPOLIS MN SPECIAL SCHOOL
              DISTRICT #1 UNLIMITED GENERAL
              OBLIGATION PREREFUNDED 2/1/03
              @ 100                                5.75        02/01/09        1,034,018
     960,000  MINNEAPOLIS MN SPECIAL SCHOOL
              DISTRICT COP SERIES A MBIA
              INSURED                              5.38        02/01/17          941,885
   2,000,000  MINNESOTA AGRICULTURE &
              ECONOMIC DEVELOPMENT BOARD
              HEALTH CARE REVENUE FAIRVIEW
              HOSPITAL SERIES A MBIA INSURED       5.50        11/15/17        1,958,260
   2,750,000  MINNESOTA AGRICULTURE &
              ECONOMIC DEVELOPMENT REVENUE
              BENEDICTINE HEALTH SERIES A
              MBIA INSURED                         5.00        02/15/19        2,475,220
   2,025,000  MINNESOTA AGRICULTURE &
              ECONOMIC DEVELOPMENT BOARD
              REVENUE HEALTH CARE SYSTEMS
              SERIES A                             5.88        11/15/10        2,024,838
   1,000,000  MINNESOTA HEFA COLLEGE AT ST.
              BENEDICT SERIES 4T                   5.13        03/01/13          929,750
   1,765,000  MINNESOTA IRON RANGE
              RESOURCES & REHABILITATION
              GROSS REVENUE GIANTS RIDGE
              RECREATIONAL AREA                    7.25        10/01/11        1,827,128
   1,960,000  MINNESOTA PUBLIC FACILITIES
              AUTHORITY WATER PCR SERIES A
              PREREFUNDED 3/1/02 @ 100             6.50        03/01/14        2,054,060
     750,000  MINNESOTA PUBLIC FACILITIES
              AUTHORITY WATER PCR SERIES A
              PREREFUNDED 3/1/05 @ 100             6.25        03/01/15          794,948
   1,000,000  MINNESOTA PUBLIC FACILITIES
              AUTHORITY WATER PCR                  5.00        03/01/16          944,850
     480,000  MINNESOTA STATE HFA HOUSING
              DEVELOPMENT REVENUE                  6.25        02/01/20          483,648
   1,425,000  MINNESOTA STATE HFA RENTAL
              HOUSING REVENUE SERIES D MBIA
              INSURED                              5.80        08/01/11        1,441,217
     605,000  MINNESOTA STATE HFA RENTAL
              HOUSING REVENUE SERIES D MBIA
              INSURED                              5.90        08/01/15          608,563
     165,000  MINNESOTA STATE HFA SFMR
              SERIES D2 REMARKETED 3/24/93         5.60        01/01/06          167,006
     500,000  MINNESOTA STATE HFA SFMR
              SERIES B                             5.00        07/01/13          468,600
   1,000,000  MINNESOTA STATE HEFA REVENUE
              CARLETON COLLEGE SERIES 4N           5.00        11/01/18          922,000
     190,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3A
              COLLATERALIZED BY USG
              PREREFUNDED 10/1/00 @ 100            7.00        10/01/04          191,208
     205,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3A
              COLLATERALIZED BY USG
              PREREFUNDED 10/1/00 @ 100            7.00        10/01/05          206,304
     220,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3A
              COLLATERALIZED BY USG
              PREREFUNDED 10/1/00 @ 100            7.00        10/01/06          221,399
     235,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3A
              COLLATERALIZED BY USG
              PREREFUNDED 10/1/00 @ 100            7.00        10/01/07          236,495
     135,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3K
              COLLATERALIZED BY USG                6.20        06/01/01          137,160
     130,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3K
              COLLATERALIZED BY USG                6.30        06/01/02          133,745
     270,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3K
              COLLATERALIZED BY USG
              PREREFUNDED 6/1/02 @ 100             6.40        06/01/03          278,068
     240,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3K
              COLLATERALIZED BY USG
              PREREFUNDED 6/1/02 @ 100             6.50        06/01/04          247,606
     250,000  MINNESOTA STATE HEFA REVENUE
              HAMLINE UNIVERSITY SERIES 3K
              COLLATERALIZED BY USG
              PREREFUNDED 6/1/02 @ 100             6.60        06/01/07          258,378

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$    430,000  MINNESOTA STATE HEFA REVENUE
              MACALESTER COLLEGE SERIES 3J         6.10%       03/01/05     $    439,730
     365,000  MINNESOTA STATE HEFA REVENUE
              NORTHWEST COLLEGE SERIES 4Z          4.50        10/01/05          344,221
     420,000  MINNESOTA STATE HEFA REVENUE
              NORTHWEST COLLEGE SERIES 4Z          4.75        10/01/08          390,188
     400,000  MINNESOTA STATE HEFA REVENUE
              NORTHWEST COLLEGE SERIES 4Z          4.63        10/01/07          371,632
     150,000  MINNESOTA STATE HEFA REVENUE
              ST. MARY'S COLLEGE SERIES 3Q         5.70        10/01/03          152,789
     280,000  MINNESOTA STATE HEFA REVENUE
              ST. MARY'S COLLEGE SERIES 3Q         5.80        10/01/04          286,740
     295,000  MINNESOTA STATE HEFA REVENUE
              ST. MARY'S COLLEGE SERIES 3Q         5.90        10/01/05          303,219
     340,000  MINNESOTA STATE HEFA REVENUE
              ST. MARY'S COLLEGE SERIES 3-Q        6.00        10/01/08          348,327
   1,580,000  MINNETONKA MN INDEPENDENT
              SCHOOL DISTRICT #276 GO
              SERIES A                             6.10        02/01/02        1,615,945
   1,000,000  MINNETONKA MN INDEPENDENT
              SCHOOL DISTRICT #276 GO
              SERIES A PREREFUNDED 2/1/02 @
              100                                  6.30        02/01/04        1,024,590
   1,000,000  MINNETONKA MN INDEPENDENT
              SCHOOL DISTRICT #276 GO
              SERIES B                             5.65        02/01/10        1,036,740
     500,000  MONTICELLO-BIG LAKE MN
              COMMUNITY HOSPITAL DISTRICT
              GROSS REVENUE HEALTH CARE
              REVENUE SERIES A                     5.30        12/01/10          451,095
     505,000  MONTICELLO-BIG LAKE MN
              COMMUNITY HOSPITAL DISTRICT
              GROSS REVENUE HEALTH CARE
              REVENUE SERIES A                     5.20        12/01/09          459,429
     725,000  MONTICELLO-BIG LAKE MN
              COMMUNITY HOSPITAL DISTRICT
              GROSS REVENUE HEALTH CARE
              REVENUE SERIES A                     5.40        12/01/11          650,296
     250,000  MOORHEAD MN ECONOMIC
              DEVELOPMENT AUTHORITY MFHR
              EVENTIDE LUTHERAN HOME PROJECT
              SERIES A PREREFUNDED 9/1/00 @
              102                                  8.00        09/01/11          256,415
     500,000  MOORHEAD MN PUBLIC UTILITIES
              REVENUE SERIES A MBIA INSURED
              CROSSOVER REFUNDING 11/1/02 @
              100                                  5.75        11/01/03          511,675
   1,865,000  MOORHEAD MN RESIDENTIAL
              MORTGAGE REVENUE                     7.10        08/01/11        2,048,535
     825,000  NEW HOPE MN HOUSING & HEALTH
              CARE FACILITIES REVENUE
              MINNESOTA MASONIC HOME NORTH
              RIDGE                                5.55        03/01/11          728,945
     670,000  NEW HOPE MN HOUSING & HEALTH
              CARE FACILITIES REVENUE
              MINNESOTA MASONIC HOME NORTH
              RIDGE                                5.60        03/01/12          586,210
   1,200,000  NORTH ST. PAUL MAPLEWOOD MN
              INDEPENDENT SCHOOL DISTRICTS
              #622 GO                              5.13        02/01/25        1,097,748
   3,000,000  NORTHERN MINNESOTA MUNICIPAL
              POWER AGENCY ELECTRIC SYSTEM
              REVENUE FSA INSURED                  5.50        01/01/08        3,096,660
   1,000,000  NORTHERN MINNESOTA MUNICIPAL
              POWER AGENCY ELECTRIC SYSTEM
              REVENUE FSA INSURED                  5.40        01/01/15          996,020
   1,000,000  NORTHERN MINNESOTA MUNICIPAL
              POWER AGENCY ELECTRIC SYSTEM
              REVENUE FSA INSURED                  5.30        01/01/21          943,920
   1,500,000  NORTHERN MINNESOTA MUNICIPAL
              POWER AGENCY ELECTRIC SYSTEM
              REVENUE SERIES B AMBAC
              INSURED                              5.50        01/01/18        1,465,425
     400,000  NORTHFIELD MN EDUCATIONAL
              FACILITIES REVENUE ST. OLAF
              COLLEGE PROJECT                      6.05        10/01/04          413,400
     105,000  OLMSTEAD COUNTY MN HOUSING &
              REDEVELOPMENT AUTHORITY
              REVENUE COLLATERALIZED BY USG
              PREREFUNDED 2/1/01 @ 100             7.00        02/01/06          106,630
     290,000  OLMSTEAD COUNTY MN HOUSING &
              REDEVELOPMENT AUTHORITY
              REVENUE COLLATERALIZED BY USG
              PREREFUNDED 2/1/01 @ 100             7.00        02/01/07          294,504
     300,000  OLMSTEAD COUNTY MN HOUSING &
              REDEVELOPMENT AUTHORITY
              REVENUE COLLATERALIZED BY USG
              PREREFUNDED 2/1/01 @ 100             7.00        02/01/08          304,659
     500,000  PINE RIVER MN HFFA REVENUE
              EVAN LUTHERAN GOOD SAMARITAN
              PROJECT                              6.40        08/01/15          500,360
   1,000,000  RAMSEY COUNTY MN GO BONDS
              CAPITAL IMPROVEMENTS SERIES C        5.50        12/01/04        1,030,340
   1,010,000  RED WING MN PCR NORTHERN
              STATES POWER COMPANY MBIA-IBC
              INSURED                              5.70        05/01/03        1,013,090
   1,095,000  ROBBINSDALE MN INDEPENDENT
              SCHOOL DISTRICT #281 GO              5.60        02/01/18        1,096,413
   1,185,000  ROCHESTER MN HFFA REVENUE MAYO
              FOUNDATION/ MAYO MEDICAL
              CENTER SERIES I                      5.88        11/15/08        1,252,675
   2,285,000  ROCHESTER MN HFFA REVENUE MAYO
              FOUNDATION/ MAYO MEDICAL
              CENTER SERIES I                      5.80        11/15/07        2,399,319
   1,650,000  ROCHESTER MN HFFA REVENUE MAYO
              FOUNDATION/ MAYO MEDICAL
              CENTER SERIES I                      5.90        11/15/09        1,749,809
   1,500,000  ROCHESTER MN HFFA REVENUE MAYO
              FOUNDATION/ MAYO MEDICAL
              CENTER SERIES I                      5.90        11/15/10        1,591,920
   2,000,000  ROSEMOUNT MN INDEPENDENT
              SCHOOL DISTRICT #196 GO
              CAPITAL APPRECIATION SERIES A        5.55[::]    04/01/09        1,259,900

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$  3,000,000  ROSEMOUNT MN INDEPENDENT
              SCHOOL DISTRICT #196 GO
              CAPITAL APPRECIATION SERIES A        5.60%[::]   04/01/10     $  1,785,840
   2,000,000  ROSEMOUNT MN INDEPENDENT
              SCHOOL DISTRICT #196 GO
              CAPITAL APPRECIATION SERIES A        5.50[::]    04/01/11        1,121,840
   2,100,000  SEAWAY PORT AUTHORITY DULUTH
              MN INDUSTRIAL DEVELOPMENT
              DOCK & WHARF CARGIL
              INCORPORATED REVENUE SERIES B        6.80        05/01/12        2,189,754
   1,000,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES B              5.80        01/01/07        1,023,810
   4,790,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE CAPITAL
              APPRECIATION SERIES A MBIA
              INSURED                              6.66[::]    01/01/20        1,523,699
     545,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES A              5.50        01/01/03          554,794
   1,000,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES A              5.00        01/01/12          956,150
   1,905,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES A
              AMBAC-TCRS INSURED                   5.00        01/01/09        1,888,103
  10,000,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES A MBIA
              INSURED                              6.70[::]    01/01/24        2,486,500
     955,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES A              5.50        01/01/03          966,995
   1,000,000  SOUTHERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER SUPPLY
              SYSTEM REVENUE SERIES B              5.80        01/01/07        1,031,900
     115,000  SPRING PARK MN HFFA REVENUE
              TWIN BIRCH HEALTH CARE CENTER
              PROJECT                              8.00        08/01/00          115,338
     125,000  SPRING PARK MN HFFA REVENUE
              TWIN BIRCH HEALTH CARE CENTER
              PROJECT                              8.00        08/01/01          129,503
     135,000  SPRING PARK MN HFFA REVENUE
              TWIN BIRCH HEALTH CARE CENTER
              PROJECT                              8.10        08/01/02          142,660
     145,000  SPRING PARK MN HFFA REVENUE
              TWIN BIRCH HEALTH CARE CENTER
              PROJECT                              8.10        08/01/03          153,229
     160,000  ST. ANTHONY MN MFHR AUTUMN
              WOODS PROJECT ASSET GUARANTY
              INSURANCE COMPANY LOC                6.10        07/01/00          160,005
     170,000  ST. ANTHONY MN MFHR AUTUMN
              WOODS PROJECT ASSET GUARANTY
              INSURANCE COMPANY LOC                6.25        07/01/01          172,219
     180,000  ST. ANTHONY MN MFHR AUTUMN
              WOODS PROJECT ASSET GUARANTY
              INSURANCE COMPANY LOC                6.40        07/01/02          184,401
     190,000  ST. ANTHONY MN MFHR AUTUMN
              WOODS PROJECT ASSET GUARANTY
              INSURANCE COMPANY LOC                6.50        07/01/03          196,625
     175,000  ST. ANTHONY MN MFHR AUTUMN
              WOODS PROJECT ASSET GUARANTY
              INSURANCE COMPANY LOC                6.60        07/01/04          182,488
     180,000  ST. CLOUD MN COP MUNICIPAL
              ATHLETIC COMPLEX                     5.20        12/01/05          176,665
     185,000  ST. CLOUD MN COP MUNICIPAL
              ATHLETIC COMPLEX                     5.30        12/01/06          181,700
     100,000  ST. CLOUD MN COP MUNICIPAL
              ATHLETIC COMPLEX                     5.38        12/01/07           98,199
   2,000,000  ST. CLOUD MN GO BONDS INVERSE
              FLOATERS CROSSOVER REFUNDING
              2/1/02 @ 100+                        7.90        08/01/13        2,060,000
   1,335,000  ST. CLOUD MN HEALTH CARE
              REVENUE ST. CLOUD HOSPITAL
              OBLIGATION GROUP A                   5.75        05/01/10        1,385,663
   1,725,000  ST. CLOUD MN HEALTH CARE
              REVENUE ST. CLOUD HOSPITAL
              OBLIGATION GROUP A                   5.38        05/01/11        1,749,633
   1,000,000  ST. CLOUD MN LAW ENFORCEMENT
              CENTER REVENUE                       6.20        02/01/05        1,008,930
     465,000  ST. LOUIS PARK MN COMMERCIAL
              DEVELOPMENT REVENUE G & N LP
              PROJECT                              7.00        06/01/06          468,227
     500,000  ST. LOUIS PARK MN HOSPITAL
              REVENUE METHODIST HOSPITAL
              SERIES A AMBAC INSURED               7.00        07/01/00          500,035
   1,000,000  ST. LOUIS PARK MN INDEPENDENT
              SCHOOL DISTRICT #283 GO
              SERIES B CROSSOVER REFUNDING
              2/1/01 @ 100                         5.90        02/01/03        1,008,890
   2,025,000  ST. LOUIS PARK MN INDEPENDENT
              SCHOOL DISTRICT #283 GO SCHOOL
              DISTRICT CREDIT PROGRAM LOC          5.45        02/01/13        2,045,635
   2,565,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY
              DISTRICT COOLING REVENUE
              SERIES C CROSSOVER REFUNDING
              9/1/01 @ 102                         8.00        03/01/12        2,711,154
     400,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY
              DISTRICT HEATING REVENUE
              COGENERATION FACILITIES
              PROJECT                              8.30        11/01/04          405,268
     610,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY HEALTH
              CARE REVENUE REGIONS HOSPITAL
              PROJECT                              5.00        05/15/11          534,757
   1,000,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY HEALTH
              CARE REVENUE REGIONS HOSPITAL
              PROJECT                              5.25        05/15/18          800,860

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$  2,000,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY HEALTH
              CARE REVENUE REGIONS HOSPITAL
              PROJECT                              5.30%       05/15/28     $  1,527,100
      50,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY
              REVENUE AMHERST H. WILDER
              FOUNDATION                           6.50        06/01/01           50,376
     460,000  ST. PAUL MN HOUSING &
              REDEVELOPMENT AUTHORITY SFMR
              FNMA MORTGAGE BACKED
              SECURITIES PROGRAM FNMA
              INSURED MANDATORY REDEMPTION
              3/1/07 @ 100                         6.25        09/01/14          472,549
     170,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B           5.70        02/01/02          172,424
     600,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B
              PREFUNDED 2/1/01 @ 100               6.10        02/01/03          606,120
     195,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B           5.90        02/01/04          199,579
     625,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 GO SERIES B
              PREFUNDED 2/1/01 @ 100               6.20        02/01/04          631,738
     215,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B           6.10        02/01/06          220,031
     260,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B           6.30        02/01/09          267,647
     245,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B           6.25        02/01/08          251,911
     230,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 COP SERIES B           6.20        02/01/07          235,934
   1,050,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 GO SERIES B            5.70        02/01/09        1,079,306
     580,000  ST. PAUL MN INDEPENDENT SCHOOL
              DISTRICT #625 GO SERIES B            5.80        02/01/11          597,771
   2,000,000  ST. PAUL MN SEWER REVENUE
              AMBAC INSURED                        5.60        12/01/08        2,033,220
   1,000,000  UNIVERSITY OF MINNESOTA
              EDUCATIONAL FACILITIES REVENUE
              SERIES A                             5.75        07/01/11        1,051,640
   1,795,000  UNIVERSITY OF MINNESOTA
              EDUCATIONAL FACILITIES REVENUE
              SERIES A                             5.75        07/01/17        1,856,210
   1,000,000  UNIVERSITY OF MINNESOTA
              EDUCATIONAL FACILITIES REVENUE
              SERIES A                             5.75        07/01/18        1,029,490
   3,750,000  UNIVERSITY OF MINNESOTA
              EDUCATIONAL FACILITIES REVENUE
              SERIES A                             5.50        07/01/21        3,699,450
     225,000  VADNAIS HEIGHTS MN SFMR              5.25        11/01/02          225,668
     235,000  WACONIA MN GO BONDS                  6.00        06/01/06          239,893
   1,000,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY JAIL FACILITIES
              REVENUE PREREFUNDED 2/1/02 @
              100                                  7.00        02/01/06        1,035,480
     940,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY JAIL FACILITIES
              REVENUE PREREFUNDED 2/1/02 @
              100                                  7.00        02/01/07          973,351
     360,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY LEASE REVENUE
              INDEPENDENT SCHOOL DISTRICT
              #833 SOUTHERN WASHINGTON
              PREREFUNDED 12/1/02 @ 100            6.60        12/01/02          375,368
     380,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY LEASE REVENUE
              INDEPENDENT SCHOOL DISTRICT
              #833 SOUTHERN WASHINGTON
              PREREFUNDED 12/1/02 @ 100            6.75        12/01/03          397,510
     410,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY LEASE REVENUE
              INDEPENDENT SCHOOL DISTRICT
              #833 SOUTHERN WASHINGTON
              PREREFUNDED 12/1/02 @ 100            6.90        12/01/03          430,229
     435,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY LEASE REVENUE
              INDEPENDENT SCHOOL DISTRICT
              #833 SOUTHERN WASHINGTON
              PREREFUNDED 12/1/02 @ 100            7.00        12/01/05          457,403
     465,000  WASHINGTON COUNTY MN
              HOUSING & REDEVELOPMENT
              AUTHORITY LEASE REVENUE
              INDEPENDENT SCHOOL DISTRICT
              #833 SOUTHERN WASHINGTON
              PREREFUNDED 12/1/02 @ 100            7.00        12/01/06          488,948
   1,000,000  WAYZATA MN INDEPENDENT SCHOOL
              DISTRICT #284 GO SERIES B            5.85        02/01/10        1,033,500
   1,000,000  WEST ST. PAUL MN INDEPENDENT
              SCHOOL DISTRICT #197 GO
              CAPITAL APPRECIATION SCHOOL
              BUILDING PROJECT MBIA INSURED        5.60[::]    02/01/06          749,770
     825,000  WEST ST. PAUL MN INDEPENDENT
              SCHOOL DISTRICT #197 GO
              CAPITAL APPRECIATION SCHOOL
              BUILDING PROJECT MBIA INSURED        5.40[::]    02/01/04          691,581
   1,000,000  WEST ST. PAUL MN INDEPENDENT
              SCHOOL DISTRICT #197 GO BONDS
              FAS INSURED                          4.75        02/01/12          942,860
   1,430,000  WESTERN MINNESOTA MUNICIPAL
              POWER AGENCY POWER REVENUE
              SERIES A                             6.13        01/01/16        1,430,300
   2,660,000  WESTERN MINNESOTA MUNICIPAL
              POWER AGENCY REVENUE
              SERIES 1977A ESCROWED TO
              MATURITY                             6.38        01/01/16        2,867,507
     100,000  WRIGHT COUNTY MN GO SERIES B         5.90        02/01/05          102,616
     225,000  WRIGHT COUNTY MN GO SERIES B         5.80        02/01/04          230,564

                                                                             178,143,536
                                                                            ------------

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

  MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO - 0.28%
$    500,000  COMMONWEALTH OF PUERTO RICO GO
              FGIC INSURED PREREFUNDED
              7/1/01 @ 102                         7.10%       07/01/02     $    510,040
                                                                            ------------

                                                                             178,653,576
TOTAL MUNICIPAL BONDS (COST $177,945,997)
                                                                            ------------
MINNESOTA MUNICIPAL DEMAND NOTES - 1.52%
   1,300,000  COHASSET MN IDR MINNESOTA
              POWER & LIGHT COMPANY PROJECT
              SERIES A AMN AMRO BANK
              N.V. LOC+                            4.60        06/01/20        1,300,000
   1,000,000  COHASSET MN POWER REVENUE
              MINNESOTA POWER & LIGHT
              COMPANY PROJECT SERIES B ABN
              AMRO BANK N.V. LOC+                  4.60        06/01/13        1,000,000
     500,000  COTTAGE GROVE MN ENVIRONMENTAL
              CONTROL REVENUE MINNESOTA
              MINING & MANUFACTURING LOC+          4.86        08/01/12          500,000

                                                                               2,800,000
TOTAL MINNESOTA MUNICIPAL DEMAND NOTES (COST
$2,800,000)
                                                                            ------------

SHARES
SHORT-TERM INSTRUMENTS - 0.38%
     701,776  WELLS FARGO NATIONAL TAX-FREE
              MONEY MARKET FUND+X+ (COST
              $701,776)                                                          701,776
                                                                            ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $181,447,773)*                        98.85% $182,155,352
OTHER ASSETS AND LIABILITIES, NET            1.15     2,123,290
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $184,278,642
                                          -------  ------------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETEMINED AT DATE OF PURCHASE.
  +  VARIABLE RATE SECURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $181,670,450 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION       $  3,017,975
GROSS UNREALIZED DEPRECIATION         (2,533,073)
                                    ------------
NET UNREALIZED APPRECIATION         $    484,902

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Pollution                 1%
General                   1%
Leasing                   1%
Development               1%
Airport                   2%
Higher Education          8%
Other Muni Demand Notes   1%
Power                    12%
Medical                  23%
Multifamily Housing       2%
Other                     2%
School District          14%
General Obligation       12%
Transportation            6%
Education                 2%
Single Family Housing     2%
Housing                   1%
Utilities                 4%
Facilities                5%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS - 96.12%
$  500,000  ALBERT LEA MN INDEPENDENT
            SCHOOL DISTRICT #241 GO SCHOOL
            DISTRICT CREDIT PROGRAM MBIA
            INSURED                              4.80%       02/01/16     $   456,125
 1,500,000  AUSTIN MN STATE HOUSING
            AUTHORITY                            7.25        01/01/32       1,508,160
 1,000,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT                              5.63        09/01/21         901,100
   200,000  BEMIDJI MN HOSPITAL FACILITIES
            FIRST MORTGAGE REVENUE NORTH
            COUNTRY HEALTH SERVICES
            PROJECT SERIES 1991 A
            PREREFUNDED 9/1/01 @ 102             7.00        09/01/11         209,626
 2,000,000  BLOOMINGTON MN INDEPENDENT
            SCHOOL DISTRICT #271 GO
            SERIES B SCHOOL DISTRICT
            CREDIT PROGRAM SUPPORT               5.00        02/01/20       1,824,980
   100,000  BLOOMINGTON MN TAX INCREMENT
            GO                                   9.70        02/01/04         116,078
   210,000  BLOOMINGTON MN TAX INCREMENT
            GO PREREFUNDED 2/1/05 @ 100          9.75        02/01/07         251,956
 2,530,000  BURNSVILLE MN HOSPITAL SYSTEM
            REVENUE FAIRVIEW COMMUNITY
            HOSPITALS ESCROWED TO MATURITY       6.51[::]    05/01/12       1,198,208
   340,000  CENTENNIAL MN INDEPENDENT
            SCHOOL DISTRICT #12 GO
            SERIES A                             5.63        02/01/16         342,798
   750,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO SERIES A            5.70        02/01/17         762,473
   500,000  CHASKA MN INDEPENDENT SCHOOL
            DISTRICT #112 GO STATE CREDIT
            ENHANCEMENT PROGRAM SERIES B
            CROSSOVER REFUNDING                  6.00        02/01/13         526,570
   500,000  COHASSET MN POWER REVENUE
            MINNESOTA POWER & LIGHT
            COMPANY PROJECT SERIES B ABN
            AMRO BANK N.V. LOC                   4.60        06/01/13         500,000
   600,000  COTTAGE GROVE MN ENVIRONMENTAL
            CONTROL REVENUE MINNESOTA
            MINING & MANUFACTURING LOC           4.86        08/01/12         600,000
 1,000,000  CUYUNA RANGE HOSPITAL DISTRICT
            MN HEALTH FACILITIES GROSS
            REVENUE SERIES A                     6.00        06/01/19         844,700
 1,395,000  DAKOTA COUNTY MN HOUSING &
            REDEVELOPMENT AUTHORITY MFHR
            GNMA COLLATERALIZED CREDIT
            SUPPORT                              7.38        12/01/29       1,482,062
   250,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HFFA REVENUE BSM
            PROPERTIES INCORPORATED
            PROJECT SERIES A                     5.63        12/01/18         201,775
   975,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HEALTH CARE REVENUE
            BSM PROPERTIES INCORPORATED
            PROJECT SERIES A                     5.88        12/01/28         782,564
   500,000  DULUTH MN ECONOMIC DEVELOPMENT
            AUTHORITY HOSPITAL FACILITIES
            REVENUE ST. LUKE'S HOSPITAL OF
            DULUTH SERIES B CONNIE LEE
            INSURED                              6.40        05/01/18         515,395
   250,000  DULUTH MN GROSS REVENUE SPIRIT
            MOUNTAIN RECREATION AREA
            SERIES 1992                          6.40        02/01/03         251,725
   500,000  GLENCOE MN HEALTH CARE REVENUE       6.40        12/01/15         455,070
   690,000  GLENCOE MN HOSPITAL REVENUE          6.63        04/01/11         683,907
   100,000  HASTINGS MN HFFA REVENUE
            REGINA MEDICAL CENTER ACA
            INSURED                              5.25        09/15/18          88,119
 1,000,000  HIBBING MN HFFA REVENUE DULUTH
            CLINIC LIMITED FSA INSURED
            PREREFUNDED 11/1/13@100              5.50        11/01/16       1,016,960
   500,000  LINO LAKES MN ECONOMIC
            DEVELOPMENT AUTHORITY LEASING
            REVENUE SERIES A                     5.35        02/01/19         446,570
   800,000  MANKATO MN HOSPITAL FACILITIES
            REVENUE FIRST
            MORTGAGE-IMMANUEL ST. JOSEPH'S
            PROJECT SERIES A PREREFUNDED
            8/1/02 @ 102                         6.30        08/01/22         840,128
 1,210,000  MAPLE GROVE MN HOUSING &
            REDEVELOPMENT AUTHORITY
            MUNICIPAL FACILITY LEASE
            REVENUE AMBAC INSURED                5.55        02/01/17       1,208,633
   500,000  MINNEAPOLIS & ST. PAUL MN
            HOUSING & REDEVELOPMENT
            AUTHORITY HEALTH CARE SYSTEM
            GROUP HEALTH PLAN INCORPORATED
            PROJECT                              6.75        12/01/13         494,585
 2,400,000  MINNEAPOLIS & ST. PAUL MN
            METROPOLITAN AIRPORTS
            COMMUNITY AIRPORT REVENUE
            SERIES A AMBAC INSURED               5.00        01/01/22       2,163,048
   500,000  MINNEAPOLIS MN WALKER
            METHODIST SENIOR SERVICES
            REVENUE SERIES A                     6.00        11/15/28         412,830
 1,000,000  MINNEAPOLIS MN GO SPORTS ARENA
            PROJECT                              5.13        10/01/20         931,580
   500,000  MINNEAPOLIS MN HFFA REVENUE
            EBENEZER SOCIETY PROJECT
            SERIES A                             7.20        07/01/23         483,145
   750,000  MINNEAPOLIS MN WALKER
            METHODIST SERVICES REVENUE
            SERIES A                             5.88        11/15/18         636,698
 1,000,000  MINNEAPOLIS MN SPECIAL SCHOOL
            DISTRICT COP SERIES A MBIA
            INSURED                              5.38        02/01/17         981,130

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS (continued)
$2,500,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED       5.50%       11/15/17     $ 2,447,825
   500,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            HEALTH CARE REVENUE FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED       5.75        11/15/26         489,340
   150,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT REVENUE
            BENEDICITNE HEALTH SERIES A
            MBIA INSURED                         5.00        02/15/19         135,012
 2,000,000  MINNESOTA AGRICULTURE &
            ECONOMIC DEVELOPMENT BOARD
            REVENUE HEALTH CARE SYSTEM
            SERIES A                             6.38        11/15/22       1,984,520
   365,000  MINNESOTA HEFA REVENUE COLLEGE
            OF ST. BENEDICT SERIES 3-W
            PREREFUNDED 3/1/04 @ 100             6.00        03/01/07         378,428
   135,000  MINNESOTA HEFA REVENUE COLLEGE
            OF ST. BENEDICT SERIES 3-W           6.00        03/01/07         138,147
 1,500,000  MINNESOTA HFA SFMR                   5.85        07/01/20       1,478,790
 1,135,000  MINNESOTA IRON RANGE
            RESOURCES & REHABILITATION
            GROSS REVENUE GIANTS RIDGE
            RECREATIONAL AREA                    7.25        10/01/11       1,174,952
 1,000,000  MINNESOTA STATE HEFA REVENUE
            COLLEGE OF ST. BENEDICT
            SERIES 4T                            5.35        03/01/20         901,540
   600,000  MINNESOTA STATE HEFA REVENUE
            NORTHWEST COLLEGE SERIES 4Z          5.20        10/01/13         555,762
 1,000,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES B
            GO LOC                               5.25        01/01/20         912,320
   550,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE SERIES A         6.85        02/01/07         565,972
   320,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY HOUSING
            DEVELOPMENT REVENUE                  6.25        02/01/20         322,432
   470,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES B                     6.25        08/01/22         470,639
   965,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED        5.80        08/01/11         975,982
   400,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY RENTAL HOUSING
            REVENUE SERIES D MBIA INSURED        5.90        08/01/15         402,356
   250,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES A         5.75        07/01/18         245,875
   910,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR REMARKETED
            8/12/92                              6.25        01/01/15         926,744
 1,000,000  MINNESOTA STATE HOUSING
            FINANCE AGENCY SFMR SERIES D
            AMBAC GO LOC                         5.80        07/01/21         957,220
   895,000  MINNESOTA STATE HIGHER
            EDUCATION FACILITIES AUTHORITY
            REVENUE ST. MARY'S UNIVERSITY
            SERIES 5E                            6.75        03/01/19         915,925
 1,650,000  MINNETONKA MN INDEPENDENT
            SCHOOL DISTRICT #276 GO STATE
            CREDIT ENHANCEMENT PROGRAM
            SERIES B                             5.75        02/01/22       1,653,927
   825,000  MONTICELLO-BIG LAKE MN
            COMMUNITY HOSPITAL DISTRICT
            GROSS REVENUE HEALTH CARE
            REVENUE SERIES A                     5.45        12/01/12         732,864
   750,000  MOORHEAD MN ECONOMIC
            DEVELOPMENT AGENCY MFHR
            EVENTIDE LUTHERAN HOME PROJECT
            SERIES A PREREFUNDED 9/1/00 @
            102                                  8.00        09/01/11         769,245
   560,000  MOUNTAIN IRON MN HOUSING &
            REDEVELOPMENT AUTHORITY LEASE
            REVENUE NORTHEAST SERVICE
            COOPERATIVE PROJECT SERIES A         6.25        10/01/19         518,100
 1,000,000  NEW HOPE MN HOUSING & HEALTH
            CARE FACILITIES REVENUE
            MINNESOTA MASONIC HOME NORTH
            RIDGE                                5.90        03/01/19         838,310
 1,200,000  NORTH ST. PAUL MAPLEWOOD MN
            INDEPENDENT SCHOOL DISTRICT
            #622 GO                              5.13        02/01/25       1,097,748
 1,000,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE                              5.40        01/01/15         996,020
 1,020,000  NORTHERN MINNESOTA MUNICIPAL
            POWER AGENCY ELECTRIC SYSTEM
            REVENUE SERIES B AMBAC INSURED       4.75        01/01/20         888,359
   500,000  PARK RAPIDS MN INDEPENDENT
            SCHOOL DISTRICT #309 GO              4.75        02/01/17         445,995
   115,000  RED WING MN HFFA REVENUE RIVER
            REGION OBLIGATED GROUP
            SERIES 1993 B                        6.35        09/01/07         122,093
   300,000  ROBBINSDALE MN ECONOMIC
            DEVELOPMENT AUTHORITY HOUSING
            DEVELOPMENT GROSS REVENUE
            SENIOR HOUSING PROJECT
            SERIES A                             6.63        01/01/19         291,147
 1,100,000  ROBBINSDALE MN INDEPENDENT
            SCHOOL DISTRICT #281 GO BONDS        5.60        02/01/18       1,101,419
 1,000,000  ROCHESTER MN HFFA REVENUE MAYO
            MEDICAL CENTER SERIES F              6.25        11/15/21       1,015,930
 2,000,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE MBIA INSURED          6.67[::]    01/01/21         597,540

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA MUNICIPAL BONDS (continued)
$6,690,000  SOUTHERN MINNESOTA MUNICIPAL
            POWER AGENCY POWER SUPPLY
            SYSTEM REVENUE SERIES A MBIA
            INSURED                              6.70%[::]   01/01/24     $ 1,663,469
 2,500,000  ST. CLOUD MN HFFA REVENUE ST.
            CLOUD HOSPITAL OBLIGATION
            GROUP A                              5.75        05/01/26       2,456,875
   400,000  ST. CLOUD MN COP                     5.90        12/01/17         392,812
 2,500,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY
            COMMERCIAL DEVELOPMENT REVENUE
            ST. PAUL ACADEMY & SUMMIT
            SCHOOL PROJECT                       5.50        10/01/24       2,332,025
   440,000  ST. PAUL MN HOUSING &
            REDEVELOPMENT AUTHORITY SFMR
            FNMA MORTGAGE BACKED MANDATORY
            REDEMPTION 3/1/07 @ 100
            SECURITIES PROGRAM                   6.25        09/01/14         452,003
 1,000,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                             5.75        07/01/17       1,034,100
 5,500,000  UNIVERSITY OF MINNESOTA
            EDUCATIONAL FACILITIES REVENUE
            SERIES A                             5.50        07/01/21       5,425,860
   225,000  VADNAIS HEIGHTS MN SFMR              6.00        11/01/09         226,834
   245,000  WACONIA MN GO BONDS                  6.00        06/01/07         250,101
   500,000  WACONIA MN HOUSING &
            REDEVELOPMENT AUTHORITY
            REVENUE THE EVANGELICAL
            LUTHERAN PROJECT SERIES A            5.85        06/01/06         498,735

                                                                           66,299,990
TOTAL MINNESOTA MUNICIPAL BONDS (COST
$67,320,428)
                                                                          -----------

SHARES
SHORT-TERM INVESTMENTS - 1.63%
 1,124,396  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET FUND+X+ (COST
            $1,124,396)                          4.15                       1,124,396
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $68,444,824)*                         97.75% $67,424,386
OTHER ASSETS AND LIABILITIES, NET            2.25    1,551,936
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $68,976,322
                                          -------  -----------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $68,711,163 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   747,803
GROSS UNREALIZED DEPRECIATION                        (2,034,580)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(1,286,777)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Environment             1%
Airport                 3%
Housing                 4%
Higher Education       12%
Multifamily Housing     5%
Facilities              2%
TF MM                   2%
Pollution               1%
Medical                28%
General Obligation      8%
Power                   6%
Single Family Housing   8%
Education               6%
Development             3%
Nursing Homes           2%
General                 2%
School District         7%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.59%
ALABAMA - 1.60%
$1,000,000  BIRMINGHAM JEFFERSON AL CIVIC
            CENTER AUTHORITY SPECIAL TAX
            SERIES B                             7.10%         01/01/01   $ 1,001,410
                                                                          -----------
ALASKA - 4.49%
 2,000,000  NORTH SLOPE BORO AK GO CAPITAL
            APPRECIATION SERIES A MBIA
            INSURED                              4.50[::]      06/30/07     1,383,940
 1,750,000  NORTH SLOPE BORO AK GO CAPITAL
            APPRECIATION SERIES B MBIA
            INSURED                              4.80[::]      06/30/04     1,427,370
                                                                            2,811,310
                                                                          -----------
ARIZONA - 2.65%
   980,000  MARICOPA COUNTY AZ IDA HFFA
            REVENUE SAMARITAN HEALTH
            SERVICES SERIES B MBIA INSURED       7.15          12/01/05     1,049,511
   610,000  MARICOPA COUNTY AZ IDA MFHR
            ADVANTAGE POINT PROJECTS
            SERIES A                             5.75          07/01/01       613,806
                                                                            1,663,317
                                                                          -----------
COLORADO - 10.16%
   200,000  ARAPAHOE COUNTY CO CAPITAL
            IMPROVEMENT TRUST FUND LAW
            ENFORCEMENT REVENUE                  4.13          12/01/05       189,680
   400,000  AURORA CENTRETECH METROPOLITAN
            DISTRICT CO GO SERIES C BANQUE
            NATIONALE DE PARIS LOC               4.88          12/01/28       386,448
   200,000  BOULDER COUNTY CO HOSPITAL
            REVENUE LONGMONT UNITED
            HOSPITAL PROJECT                     4.80          12/01/03       191,120
   385,000  BOULDER COUNTY CO HOSPITAL
            REVENUE LONGMONT UNITED
            HOSPITAL PROJECT                     5.00          12/01/05       359,386
   740,000  BOWLES METROPOLITAN DISTRICT
            COLORADO GO                          7.75          12/01/15       828,430
   500,000  CENTRAL PLATTE VALLEY CO
            METROPOLITAN DISTRICT GO ACA
            INSURED                              4.45          12/01/06       469,995
   250,000  CENTRAL PLATTE VALLEY CO
            METROPOLITAN DISTRICT GO ACA
            INSURED                              4.55          12/01/07       233,970
   500,000  COLORADO HEALTH FACILITIES
            AUTHORITY REVENUE
            HOSPITAL-STEAMBOAT SPRINGS
            HEALTH PROJECT                       5.30          09/15/09       468,070
   585,000  COLORADO HEALTH FACILITIES
            AUTHORITY REVENUE NATIONAL
            JEWISH MEDICAL & RESEARCH
            CENTER                               4.80          01/01/05       559,120
   205,000  COLORADO HFA SFMR SERIES C           5.00          05/01/05       201,279
    10,000  COLORADO HFA SFMR SERIES DI
            REMARKETED 7/15/94                   6.25          12/01/01        10,059
    10,000  COLORADO HFA SFMR SERIES DII
            REMARKETED 11/15/97                  6.38          12/01/01        10,045
   300,000  COLORADO SPRINGS CO IDR DAYTON
            HUDSON CORPORATION PROJECT           6.88          04/01/01       304,584
   220,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B              4.90          12/01/03       216,047
   205,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B              5.00          12/01/04       200,861
   290,000  DENVER WEST METROPOLITAN
            DISTRICT CO GO SERIES B              5.20          12/01/06       283,040
   355,000  DENVER CO CITY & COUNTY
            REVENUE HELEN G. BONFILS
            FOUNDATION PROJECT SERIES B          9.50          12/01/01       378,806
 1,070,000  TELLER COUNTY CO COP                 5.50          12/01/09     1,075,767
                                                                            6,366,707
                                                                          -----------
FLORIDA - 1.34%
   220,000  BRADFORD COUNTY FL HEALTH
            FACILITIES AUTHORITY HFFA
            REVENUE SANTA FE HEALTHCARE
            FACILITES PROJECT                    6.00          11/15/09       228,644
   710,000  PLANTATION FL WATER & SEWER
            REVENUE CAPITAL APPRECIATION
            MBIA INSURED                         5.68[::]      03/01/03       608,030
                                                                              836,674
                                                                          -----------
IDAHO - 0.75%
   465,000  POCATELLO ID IDA REVENUE
            ALLOCATION TAX INCREMENT             7.25          12/01/08       469,794
                                                                          -----------
ILLINOIS - 9.30%
 1,000,000  ADAMS COUNTY IL SCHOOL
            DISTRICT #172 GO MBIA INSURED        5.70          02/01/09     1,038,140
 1,050,000  GRUNDY COUNTY IL INDEPENDENT
            SCHOOL DISTRICT #5 GO AMBAC
            INSURED                              7.13          12/01/05     1,161,489
 1,130,000  GRUNDY COUNTY IL INDEPENDENT
            SCHOOL DISTRICT #5 GO AMBAC
            INSURED                              7.13          12/01/06     1,265,611
   275,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE ALEXIAN
            BROTHERS MEDICAL CENTER
            PROJECT                              7.00          01/01/03       281,311
   740,000  ILLINOIS HEALTH FACILITIES
            AUTHORITY REVENUE MERCY
            HOSPITAL PROJECT                     7.10          06/01/09       800,791

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (continued)
$1,000,000  KANE COOK & DU PAGE COUNTIES
            IL GO SCHOOL DISTRICT #46 FSA
            INSURED                              7.90%         01/01/04   $ 1,097,210
    85,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES       8.00          01/01/01        86,204
    95,000  WAUKEGAN IL BOARD LIBRARY
            TRUSTEES ECONOMIC DEVELOPMENT
            REVENUE LIBRARY BUILDING NOTES       7.50          01/01/02        97,939
                                                                            5,828,695
                                                                          -----------
KANSAS - 0.29%
   185,000  LAWRENCE KS HOSPITAL REVENUE
            LAWRENCE MEMORIAL HOSPITAL           5.00          07/01/04       180,166
                                                                          -----------
KENTUCKY - 0.98%
   610,000  JEFFERSON COUNTY KY GO
            SERIES C                             5.38          05/15/01       614,368
                                                                          -----------
LOUISIANA - 0.45%
   280,000  LOUISIANA PUBLIC FACILITIES
            AUTHORITY MFHR EDGEWOOD
            APARTMENTS FNMA INSURED              5.70          06/01/05       282,820
MAINE - 0.39%
   240,000  STATE STREET HOUSING
            PRESERVATION CORPORATION ME
            MFHR PROJECT ACQUISITION 100
            STATE STREET SERIES A HUD
            SECTION 8 LOC                        7.20          01/01/02       245,981
MICHIGAN - 10.22%
   500,000  BATTLE CREEK MI ECONOMIC
            DEVELOPMENT REVENUE KELLOGG
            COMPANY PROJECT REMARKETED
            8/1/97                               5.13          02/01/09       502,180
 1,190,000  DETROIT MI SEWER DISPOSAL
            REVENUE ESCROWED TO MATURITY         7.10          12/15/09     1,293,066
   300,000  LAKEVIEW MI COMMUNITY SCHOOLS
            GO FGIC INSURED                      6.50          05/01/05       321,219
   305,000  LAKEVIEW MI COMMUNITY SCHOOLS
            GO FGIC INSURED                      6.50          05/01/06       329,647
   395,000  MERRILL MI COMMUNITY SCHOOL
            DISTRICT GO FGIC INSURED             6.50          05/01/05       422,938
   415,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE OSF
            HEALTHCARE SYSTEM                    5.25          11/15/06       403,164
   435,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE OSF
            HEALTHCARE SYSTEM                    5.38          11/15/07       423,116
   935,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            CHARITY OBLIGATIONS SERIES D         4.80          11/01/17       933,205
   650,000  MICHIGAN STATE HOSPITAL
            FINANCE AUTHORITY REVENUE
            HENRY FORD HOSPITAL                  9.00          05/01/04       707,636
 2,305,000  ROMULUS MI GO COMMUNITY
            SCHOOLS CAPITAL APPRECIATION
            SERIES II FGIC INSURED               4.95[::]      05/01/22       595,105
   450,000  SCHOOLCRAFT MI COMMUNITY
            SCHOOL DISTRICT GO FGIC
            INSURED                              6.50          05/01/04       476,478
                                                                            6,407,754
                                                                          -----------
MISSOURI - 0.37%
   230,000  ST. LOUIS MO REGIONAL
            CONVENTION & SPORTS COMPLEX
            AUTHORITY REVENUE SERIES C           7.75          08/15/01       234,066
                                                                          -----------
NEBRASKA - 0.66%
   415,000  NEBRASKA INVESTMENT FINANCE
            AUTHORITY HOSPITAL REVENUE
            GREAT PLAINS REGIONAL MEDICAL
            CENTER PROJECT                       4.80          11/15/04       410,630
                                                                          -----------
NEW YORK - 3.77%
   490,000  COUNTY OF WESTCHESTER NY IDR
            REVENUE AGR REALTY COMPANY
            PROJECT                              5.75          01/01/02       493,357
 1,500,000  NEW YORK NY GO SERIES F              5.00          08/01/06     1,503,840
   485,000  NEW YORK STATE DORM AUTHORITY
            REVENUE CAPITAL APPRECIATION
            SERIES A FSA INSURED                 5.29[::]      07/01/05       363,555
                                                                            2,360,752
                                                                          -----------
NORTH CAROLINA - 1.61%
 1,000,000  NORTH CAROLINA MUNICIPAL POWER
            AGENCY #1 CATAWBA ELECTRIC
            REVENUE                              5.75          01/01/02     1,006,270
                                                                          -----------
OHIO - 6.33%
 1,285,000  AKRON OH COP SPORTS FACILITIES
            REVENUE MUNICIPAL BASEBALL
            STADIUM PROJECT                      5.32[::]      12/01/01     1,193,225
   230,000  AKRON OH COP SPORTS FACILITIES
            REVENUE MUNICIPAL BASEBALL
            STADIUM PROJECT                      6.50[::]      12/01/07       218,535
   415,000  OHIO STATE BUILDING AUTHORITY
            REVENUE TOLEDO GOVERNMENT
            OFFICE BUILDING                     10.13          10/01/06       460,845

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
OHIO (continued)
$2,000,000  OHIO STATE TURNPIKE COMMISSION
            TURNPIKE REVENUE SERIES A            5.50%         02/15/26   $ 2,093,760
                                                                            3,966,365
                                                                          -----------
OREGON - 1.63%
 1,000,000  MULTNOMAH COUNTY OR SERIES A         5.25          04/01/06     1,024,330
                                                                          -----------
PENNSYLVANIA - 6.58%
   295,000  DELAWARE COUNTY PA UNIVERSITY
            REVENUE VILLANOVA UNIVERSITY         9.63          08/01/02       310,853
 1,000,000  MONTGOMERY COUNTY PA IDA PCR
            PECO ENERGY COMPANY SERIES B         5.30          10/01/34       987,210
 1,250,000  PENNSYLVANIA PA EDA REVENUE
            NORTHWESTERN HUMAN SERVICES
            SERIES A ACA INSURED                 4.88          06/01/08     1,177,925
   265,000  PHILADELPHIA PA GAS WORKS
            REVENUE THIRTEENTH SERIES            7.50          06/15/01       271,591
   300,000  PHILADELPHIA PA IDR GALLERY II
            GARAGE PROJECT                       6.13          02/15/03       298,116
 1,000,000  WINDBER PA AREA AUTHORITY
            HOSPITAL REVENUE WINDBER
            HOSPITAL PROJECT FHA INSURED
            PREREFUNDED 8/1/05 @ 102             6.50          02/01/30     1,077,250
                                                                            4,122,945
                                                                          -----------
RHODE ISLAND - 0.52%
   320,000  RHODE ISLAND STATE STUDENT
            LOAN AUTHORITY STUDENT LOAN
            REVENUE RI SERIES B
            GUARANTEED STUDENT LOANS
            CREDIT SUPPORT                       6.75          12/01/01       327,226
                                                                          -----------
SOUTH CAROLINA - 4.21%
 1,000,000  MEDICAL UNIVERSITY OF SOUTH
            CAROLINA HOSPITAL FACILITIES
            REVENUE COP HARBORVIEW OFFICE
            TOWER PROJECT                        7.38          01/01/04     1,035,700
   500,000  SOUTH CAROLINA EDUCATIONAL
            TELEVISION COMMUNITY COP
            REVENUE ETV ENDOWMENT OF SOUTH
            CAROLINA INCORPORATED FSA
            INSURED                              6.40          09/01/02       517,925
 1,075,000  SOUTH CAROLINA HOUSING
            FINANCE & DEVELOPMENT
            AUTHORITY MORTGAGE REVENUE
            SERIES A-2 FSA INSURED               5.50          07/01/04     1,084,202
                                                                            2,637,827
                                                                          -----------
TEXAS - 14.90%
 1,485,000  AUSTIN TX INDEPENDENT SCHOOL
            DISTRICT PREREFUNDED 8/1/06 @
            100                                  5.60          08/01/09     1,542,232
   305,000  DE SOTO TX HOUSING FINANCE
            CORPORATION MFHR WINDSOR
            FOUNDATION PROJECT SERIES A          6.13          02/01/05       318,893
 1,580,000  FORT BEND TX LEVEE IMPROVEMENT
            DISTRICT #2 GO MBIA INSURED          4.50[::]      02/15/03     1,386,118
   370,000  GRAPE CREEK-PULLIAM TX
            INDEPENDENT SCHOOL DISTRICT
            EDUCATIONAL FACILITIES REVENUE
            PUBLIC FACILITIES CORPORATION        6.20          05/15/02       372,860
   250,000  HARLANDALE TX INDEPENDENT
            SCHOOL DISTRICT PUBLIC
            FACILITIES CORPORATION LEASE
            REVENUE EDUCATIONAL FACILITIES
            REVENUE                              5.20          10/15/06       244,995
   285,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES A-1          8.00          06/01/14       303,323
    95,000  HOUSTON TX HOUSING FINANCE
            CORPORATION SFMR SERIES B-1          8.00          06/01/14       102,095
   730,000  LUFKIN TX HEALTH FACILITIES
            DEVELOPMENT CORPORATION HEALTH
            SYSTEM REVENUE MEMORIAL HEALTH
            SYSTEM OF EAST TEXAS                 6.50          02/15/06       717,999
 1,160,000  LYFORD TX CONSOLIDATED
            INDEPENDENT SCHOOL DISTRICT
            EDUCATIONAL FACILITIES REVENUE       5.00          08/15/07     1,120,815
 3,100,000  MIDLAND COUNTY TX HOSPITAL
            DISTRICT REVENUE CAPITAL
            APPRECIATION AMBAC INSURED           5.73[::]      06/01/07     2,073,404
   350,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000               4.50          02/01/07       337,984
   370,000  SAN ANTONIO TX CERTIFICATE OF
            OBLIGATION SERIES 2000               4.50          02/01/08       353,472
   455,000  SAN ANTONIO TX HIGHER
            EDUCATION FACILITIES AUTHORITY
            REVENUE UNIVERSITY OF TEXAS AT
            SAN ANTONIO PHASE I                  6.50          11/01/01       462,967
                                                                            9,337,157
                                                                          -----------
WASHINGTON - 7.48%
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                            4.60          10/01/03       121,356
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                            4.70          10/01/04       120,373
   125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                            4.75          10/01/05       119,555

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
WASHINGTON (continued)
$  125,000  LONGVIEW WA HOUSING AUTHORITY
            REVENUE MFHR POOLED PROJECT
            FINANCING                            4.75%         10/01/06   $   118,376
   700,000  SEATTLE WA MFHR MARKET HOUSE
            ELDERLY HOUSING SERIES A             6.20          02/01/04       703,493
 2,000,000  WASHINGTON STATE HOUSING
            FINANCE COMMISSION NONPROFIT
            HOUSING REVENUE OCEAN RIDGE
            APARTMENTS PROJECT SERIES A          5.25          07/01/02     1,995,120
 1,500,000  WASHINGTON STATE PUBLIC POWER
            SUPPLY SYSTEM NUCLEAR PROJECT
            #2 REVENUE SERIES A FSA
            INSURED PREREFUNDED 6/1/04 @
            102                                  5.25          07/01/08     1,511,505
                                                                            4,689,778
                                                                          -----------
WASHINGTON D.C. - 6.91%
 4,080,000  DISTRICT OF COLUMBIA GO
            SERIES B MBIA INSURED                6.10          06/01/11     4,330,512
                                                                          -----------
                                                                           61,156,854
TOTAL MUNICIPAL BONDS (COST $61,740,562)
                                                                          -----------
MUNICIPAL DEMAND NOTES - 0.50%
MISSOURI - 0.02%
    15,000  MISSOURI STATE HEFA REVENUE
            ST. FRANCIS MEDICAL CENTER
            SERIES A DEXIA CREDIT LOCAL
            LOC+                                 4.60          06/01/26        15,000
                                                                          -----------
PENNSYLVANIA - 0.48%
   300,000  ALLEGHENY COUNTY PA IDA
            REVENUE LONGWOOD AT OAKMONT
            INCORPORATED PROJECT SERIES A
            DRESDNER BANK AG LOC+                4.60          07/01/27       300,000
                                                                          -----------
                                                                              315,000
TOTAL MUNICIPAL DEMAND NOTES (COST
$315,000)
                                                                          -----------

SHARES
SHORT-TERM INVESTMENTS - 0.90%
   564,501  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET FUND+X+ (COST
            $564,501)                                                         564,501
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,620,063)*                         98.99% $62,036,355
OTHER ASSETS AND LIABILITIES, NET            1.01      633,065
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $62,669,420
                                          -------  -----------

[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
  +  VARIABLE RATE SECURITY.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $62,711,596 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   147,651
GROSS UNREALIZED DEPRECIATION                          (822,892)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $  (675,241)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation          22%
Other                        1%
Power                        2%
Multifamily Housing          4%
Education                    3%
General                      2%
Student Loan                 1%
Utilities                    6%
Medical                     18%
Higher Education             4%
Tax-Free Money Market Fund   1%
Municipal Utility District   2%
Housing                      3%
Development                  7%
School District             11%
Facilities                   7%
Transportation               3%
Single Family Housing        3%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 92.85%
ALABAMA - 0.90%
$ 3,680,000  ALABAMA STATE PUBLIC SCHOOL &
             COLLEGE AUTHORITY CAPITAL
             IMPROVEMENT REVENUE                  4.25%       11/01/18     $  3,001,371
                                                                           ------------
ARIZONA - 1.43%
  1,250,000  MARICOPA COUNTY AZ IDA
             EDUCATIONAL REVENUE ARIZONA
             CHARTER SCHOOLS PROJECT
             SERIES A                             6.75        07/01/29        1,216,713
  3,000,000  MARICOPA COUNTY AZ UNION
             SCHOOL DISTRICT #48 GO SCHOOL
             IMPROVEMENTS                         9.00        07/01/05        3,557,430

                                                                              4,774,143
                                                                           ------------
ARKANSAS - 0.40%
  1,545,000  MATANUSKA-SUSITNA BORO AK            4.50        03/01/17        1,314,424
                                                                           ------------
CALIFORNIA - 2.92%
  1,525,000  LOS ANGELES CA COMMUNITY
             REDEVELOPMENT AGENCY HOUSING
             REVENUE MONTEREY HILLS
             REDEVELOPMENT PROJECT
             SERIES A                             8.20        12/01/13        1,632,650
  6,900,000  METROPOLITAN WATER DISTRICT
             SOUTHERN CALIFORNIA WATERWORKS
             REVENUE SERIES PROJECT+              6.54        08/10/18        7,210,500
  1,000,000  STUDENT EDUCATION LOAN
             MARKETING CORPORATION CA
             STUDENT LOAN REVENUE JUNIOR
             SUBORDINATES SERIES IV-D1
             GUARANTEED BY STUDENT LOANS          5.88        01/01/18          891,180

                                                                              9,734,330
                                                                           ------------
COLORADO - 7.74%
  1,420,000  ADAMS COUNTY CO SFMR
             SERIES A2                            8.70        06/01/12        1,459,803
  1,750,000  ARAPAHOE COUNTY CO UTILITIES
             REVENUE WATER & WASTEWATER
             AUTHORITY REVENUE                    6.25        12/01/20        1,714,353
  1,950,000  BLACK HAWK CO BUSINESS
             IMPROVEMENTS DISTRICT SPECIAL
             ASSESSMENT SERIES H981               7.00        12/01/11        2,007,252
  1,000,000  COLORADO HFA GO SERIES A             7.40        05/01/11        1,043,390
  1,120,000  COLORADO HFA SFMR SERIES A2          7.15        11/01/14        1,196,082
  1,330,000  COLORADO HFA SFMR SERIES B2          7.50        12/01/16        1,398,296
  1,470,000  COLORADO HFA SFMR SERIES C           7.90        12/01/24        1,560,743
  1,210,000  COLORADO HFA SFMR SERIES D1
             REMARKETED 7/15/94                   8.00        12/01/24        1,287,779
    805,000  COLORADO HFA SFMR SERIES D2
             REMARKETED 11/15/94                  8.13        06/01/25          859,362
  1,000,000  COLORADO HFFA REVENUE HOSPITAL
             STEAMBOAT SPRINGS HEALTH             5.75        09/15/22          818,500
  1,000,000  COLORADO HFFA REVENUE
             STEAMBOAT SPRINGS HEALTH
             PROJECT                              5.70        09/15/23          809,860
  5,200,000  DENVER CO URBAN RENEWAL
             AUTHORITY TAX INCREMENT
             REVENUE REMARKETED 6/15/94           9.13        09/01/17        5,932,573
  3,500,000  EL PASO COUNTY CO GO SCHOOL
             DISTRICT #11 COLORADO SPRINGS        7.10        12/01/17        4,130,105
    195,000  LOGAN COUNTY CO SFMR SERIES A        8.50        11/01/11          203,169
    960,000  NORTHERN METROPOLITAN DISTRICT
             CO ADAMS COUNTY                      6.50        12/01/16          941,453
    410,000  VAIL CO SFMR SERIES 1992 A           8.13        06/01/10          437,675

                                                                             25,800,395
                                                                           ------------
CONNECTICUT - 0.01%
     40,000  CONNECTICUT STATE HFA HOUSING
             MORTGAGE FINANCE PROGRAM
             SERIES B4                            7.30        11/15/03           40,262
                                                                           ------------
FLORIDA - 0.03%
     85,000  BREVARD COUNTY FL HFA SFMR
             SERIES B                             7.00        03/01/13           87,465
                                                                           ------------
GEORGIA - 1.43%
  3,500,000  ATLANTA GA WATER & WASTEWATER
             REVENUE SERIES A FGIC INSURED        5.50        11/01/22        3,442,285
  1,500,000  HOUSTON COUNTY GA DEVELOPMENT
             AUTHORITY MFHR EMERALD COAST
             HOUSING SERIES A                     7.00        08/01/28        1,306,230

                                                                              4,748,515
                                                                           ------------

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
HAWAII - 1.91%
$ 6,950,000  HAWAII STATE DEPARTMENT OF
             BUDGET & FINANCE SPECIAL
             PURPOSE REVENUE THE QUEENS
             HEALTH SYSTEMS SERIES A              5.75%       07/01/26     $  6,348,617
                                                                           ------------
IDAHO - 0.67%
    900,000  IDAHO HOUSING AGENCY SFMR
             SERIES C2 PREREFUNDED 1/1/05
             @102                                 6.35        07/01/15          918,549
  1,000,000  IDAHO STATE BUILDING AUTHORITY
             BUILDING REVENUE SERIESA MBIA
             INSURED                              4.75        09/01/25          854,770
    470,000  POCATELLO ID IDA REVENUE
             ALLOCATION TAX INCREMENT
             SERIES B                             7.25        12/01/08          474,846

                                                                              2,248,165
                                                                           ------------
ILLINOIS - 9.06%
 35,000,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY RETIREMENT HOUSING
             REVENUE REGENCY PARK SERIES A        5.92[::]    07/15/23        7,615,300
  1,000,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES A                             5.70        07/01/19          838,730
    950,000  ILLINOIS DEVELOPMENT FINANCIAL
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES A                             7.88        07/01/20          849,975
  1,735,000  ILLINOIS DEVELOPMENT FINANCIAL
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES A                             7.88        07/01/20        1,975,107
  1,120,000  ILLINOIS DEVELOPMENT FINANCE
             AUTHORITY REVENUE COMMUNITY
             REHABILITATION PROVIDERS
             SERIES C                             5.65        07/01/19          933,666
  4,940,000  ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY REVENUE
             CAPITAL APPRECIATION REFUNDED        5.99[::]    07/01/14        2,066,303
  1,120,000  ILLINOIS HFFA REVENUE
             EDGEWATER MEDICAL CENTER
             SERIES A                             9.25        07/01/24        1,293,611
  4,500,000  ILLINOIS HFFA REVENUE
             HEALTHCARE SYSTEM                    6.25        11/15/29        4,240,935
  1,025,000  LAKE COUNTY IL COMMUNITY UNIT
             SCHOOL DISTRICT #116
             EDUCATIONAL FACILITIES REVENUE
             RUND LAKE                            7.60        02/01/13        1,234,203
  7,350,000  REGIONAL TRANSPORTATION
             AUTHORITY IL SALES TAX REVENUE
             SERIES D FGIC INSURED                7.75        06/01/19        9,144,134

                                                                             30,191,964
                                                                           ------------
IOWA - 0.44%
  1,225,000  IOWA FINANCE AUTHORITY SFMR
             MORTGAGE BACKED SECURITIES
             PROGRAM SERIES B                     6.95        07/01/24        1,275,152
    185,000  IOWA FINANCE AUTHORITY SFMR
             SERIES B                             7.45        07/01/23          190,979

                                                                              1,466,131
                                                                           ------------
KANSAS - 2.32%
  3,175,000  KANSAS STATE DOT HIGHWAY
             REVENUE SERIES A                     7.25        09/01/08        3,648,996
  3,755,000  SEDGWICK & SHAWNEE COUNTIES KS
             SFMR MORTGAGE BACKED
             SECURITIES SERIES A2
             COLLATERALIZED BY GNMA               6.70        06/01/29        4,086,191

                                                                              7,735,187
                                                                           ------------
LOUISIANA - 1.46%
    235,000  LOUISIANA PUBLIC FACILITIES
             AUTHORITY REVENUE STUDENT LOAN
             LA OPPORTUNITY LOANS SERIES A        6.85        01/01/09          243,965
  2,000,000  LOUISIANA STADIUM & EXPOSITION
             DISTRICT HOTEL OCCUPANCY
             TAX & STADIUM REVENUE                4.75        07/01/21        1,716,500
  5,000,000  RAPIDES PARISH LA HOUSING &
             MORTGAGE FINANCE AUTHORITY
             CAPITAL APPRECIATION REVENUE
             SERIES C                             7.45[::]    07/10/14        1,882,350
  2,900,000  ST. BERNARD PARISH LA HOUSING
             MORTGAGE AUTHORITY SFMR
             SERIES 1992 C                        7.65[::]    07/10/14        1,025,643

                                                                              4,868,458
                                                                           ------------

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MASSACHUSETTS - 8.23%
$ 5,325,000  MASSACHUSETTS BAY
             TRANSPORTATION AUTHORITY
             GENERAL TRANSPORTATION SYSTEM
             REVENUE SERIES B                     6.20%       03/01/16     $  5,765,218
  4,490,000  MASSACHUSETTS EDFA REVENUE
             SERIES C MBIA INSURED                4.80        12/01/10        4,232,813
  2,500,000  MASSACHUSETTS STATE COLLEGE
             BUILDING AUTHORITY EDUCATIONAL
             FACILITIES REVENUE SERIES A          7.50        05/01/14        3,005,975
  2,235,000  MASSACHUSETTS STATE
             DEVELOPMENT FINANCE AGENCY
             RESOURCE RECOVERY REVENUE
             OGDEN HAVERHILL PROJECT
             SERIES B                             5.30        12/01/14        1,939,086
  2,500,000  MASSACHUSETTS STATE HEALTH &
             EDUCATIONAL FACILITIES
             AUTHORITY REVENUE CARITAS
             CHRISTI OBLIGATIONS GROUP A          5.70        07/01/15        2,106,750
  1,000,000  MASSACHUSETTS STATE HFA
             RESIDENTIAL DEVELOPMENT FNMA
             COLLATERALIZED                       6.90        11/15/21        1,047,350
    750,000  MASSACHUSETTS STATE HFA SFMR
             SERIES 26                            5.60        06/01/25          695,910
 10,000,000  MASSACHUSETTS STATE TURNPIKE
             AUTHORITY METROPOLITAN HIGHWAY
             SYSTEM REVENUE SERIES A              4.75        01/01/34        8,266,000
    380,000  NEW BEDFORD MA IDA REVENUE
             AEROVOX INCORPORATED PROJECT
             SERIES 1982                          7.42        07/01/02          382,139

                                                                             27,441,241
                                                                           ------------
MICHIGAN - 1.89%
  2,990,000  MICHIGAN STATE HFFA REVENUE
             HENRY FORD HEALTH SYSTEM
             SERIES A                             6.00        11/15/19        2,916,267
  2,760,000  WAYLAND MI USD GO FGIC INSURED       8.00        05/01/10        3,372,775

                                                                              6,289,042
                                                                           ------------
MINNESOTA - 0.24%
    500,000  AUSTIN MN HOUSING &
             REDEVELOPMENT AUTHORITY
             GOVERNMENTAL HOUSING GROSS
             REVENUE COURTYARD RESIDENCE
             PROJECT SERIES A                     7.25        01/01/32          502,720
    290,000  MINNEAPOLIS ST. PAUL MN
             HOUSING FINANCE BOARD SFMR
             PHASE IX                             7.30        08/01/31          295,884

                                                                                798,604
                                                                           ------------
NEVADA - 0.52%
  2,000,000  CLARK COUNTY NV IDR NEVADA
             POWER COMPANY PROJECT
             SERIES A                             5.90        11/01/32        1,717,200
                                                                           ------------
NEW JERSEY - 0.85%
  1,570,000  NEW JERSEY HEALTH CARE
             FACILITIES FINANCING AUTHORITY
             REVENUE ENGLEWOOD HOSPITAL &
             MEDICAL CENTER                       6.50        07/01/09        1,545,900
  1,250,000  NEW JERSEY STATE HOUSING &
             MORTGAGE FINANCE AGENCY MFHR
             PRESIDENTIAL PLAZA FHA INSURED       7.00        05/01/30        1,300,588

                                                                              2,846,488
                                                                           ------------
NEW MEXICO - 5.17%
  3,040,000  BERNALILLO COUNTY NM GROSS
             RECEIPTS TAX REVENUE BONDS           5.20        04/01/21        2,875,931
  1,475,000  BERNALILLO COUNTY NM GROSS
             RECEIPTS TAX REVENUE BONDS           5.25        04/01/27        1,389,701
  3,500,000  BERNALILLO COUNTY NM GROSS
             RECEIPTS TAX REVENUE BONDS
             SERIES B                             5.70        04/01/27        3,508,260
  2,000,000  FARMINGTON NM PCR PUBLIC
             SERVICE COMPANY SAN JUAN
             PROJECT SERIES D                     6.38        04/01/22        1,890,940
    690,000  HOBBS NM SFMR                        8.75        07/01/11          747,719
  6,585,000  SANTA FE COUNTY NM
             CORRECTIONAL SYSTEMS REVENUE
             FSA INSURED                          6.00        02/01/27        6,836,151

                                                                             17,248,702
                                                                           ------------
NEW YORK - 1.55%
  2,400,000  NEW YORK NY CITY TRANSITIONAL
             FINANCE AUTHORITY REVENUE            4.75        05/01/23        2,053,320
  1,480,000  NEW YORK NY GO SERIES B1
             PREREFUNDED 8/15/04 @ 101            7.30        08/15/10        1,634,882

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
NEW YORK (continued)
$ 1,340,000  NEW YORK NY GO SERIES B1
             PREREFUNDED 8/15/04 @ 101            7.38%       08/15/13     $  1,483,956

                                                                              5,172,158
                                                                           ------------
NORTH CAROLINA - 1.11%
  4,000,000  NORTH CAROLINA EASTERN
             MUNICIPAL POWER REVENUE
             SERIES B                             5.70        01/01/17        3,704,920
                                                                           ------------
OHIO - 0.55%
  2,000,000  PIKE COUNTY OH HOSPITAL
             FACILITIES REVENUE PIKE HEALTH
             SERVICES INCORPORATED PROJECT        7.00        07/01/22        1,835,900
                                                                           ------------
OKLAHOMA - 0.69%
    200,000  PRYOR CREEK OK, EDA MORTGAGE
             REVENUE SERIES A                     7.13        07/01/21          202,178
    365,000  TULSA COUNTY OK HFA MORTGAGE
             REVENUE GNMA COLLATERALIZED
             SERIES B                             7.55        05/01/23          373,023
    405,000  TULSA COUNTY OK HFA MORTGAGE
             REVENUE GNMA COLLATERALIZED
             SERIES C                             7.10        06/01/22          414,177
  1,245,000  TULSA OK IDA REVENUE
             UNIVERSITY OF TULSA SERIES A
             MBIA INSURED                         6.00        10/01/16        1,320,858

                                                                              2,310,236
                                                                           ------------
OREGON - 3.42%
  1,500,000  KLAMATH FALLS OR ELECTRIC
             REVENUE LIEN-KLAMATH COGEN
             PROJECT                              5.88        01/01/16        1,343,190
  8,500,000  KLAMATH FALLS OR ELECTRIC
             REVENUE LIEN-KLAMATH COGEN
             PROJECT                              6.00        01/01/25        7,474,730
  1,000,000  OREGON STATE HEALTH HOUSING
             EDUCATIONAL & CULTURAL
             FACILITIES AUTHORITY                 5.25        10/01/16          781,100
  2,000,000  WASHINGTON COUNTY OR HOUSING
             AUTHORITY REVENUE AFFORDABLE
             HOUSING POOL SERIES A                6.13        07/01/29        1,811,380

                                                                             11,410,400
                                                                           ------------
PENNSYLVANIA - 5.83%
  2,000,000  CARBON COUNTY PA INDUSTRIAL
             DEVELOPMENT AUTHORITY REVENUE
             PANTHER CREEK PARTNERS PROJECT       6.70        05/01/12        2,001,540
  2,250,000  CHESTER COUNTY PA HEALTH &
             EDUCATION FACILITIES AUTHORITY
             REVENUE JEFFERSON HEALTH
             SYSTEM SERIES B                      5.38        05/15/27        1,884,690
  4,230,000  CUMBERLAND COUNTY PA MUNICIPAL
             AUTHORITY REVENUE CARLISLE
             HOSPITAL & HEALTH                    6.80        11/15/23        3,853,572
  1,375,000  MONTGOMERY COUNTY PA HIGHER
             EDUCATION & HEALTH AUTHORITY
             REVENUE MONTGOMERY HOSPITAL
             MEDICAL CENTER PROJECT
             SERIES B                             6.60        07/01/10        1,350,883
    500,000  PENNSYLVANIA STATE HIGHER
             EDUCATION ASSISTANCE AGENCY
             STUDENT LOAN REVENUE SERIES A
             AMBAC INSURED                        7.05        10/01/16          536,050
  6,000,000  PENNSYLVANIA STATE HIGHER
             EDUCATION ASSISTANCE AGENCY
             STUDENT LOAN REVENUE SERIES A
             AMBAC INSURED+                       7.60        03/01/22        6,120,000
  4,500,000  PHILADELPHIA PA SCHOOL
             DISTRICT GO SERIES A MBIA
             INSURED                              4.50        04/01/23        3,701,565

                                                                             19,448,300
                                                                           ------------
SOUTH CAROLINA - 2.36%
  8,800,000  CONNECTOR 2000 ASSOCIATION
             INCORPORATED SC TOLL ROAD
             REVENUE SOUTHERN CONNECTOR
             PROJECT SERIES B                     5.73[::]    01/01/17        2,465,672
  9,100,000  CONNECTOR 2000 ASSOCIATION
             INCORPORATED SC TOLL ROAD
             REVENUE SOUTHERN CONNECTOR
             PROJECT SERIES B                     5.75[::]    01/01/18        2,348,710
  9,400,000  CONNECTOR 2000 ASSOCIATION
             INCORPORATED SC TOLL ROAD
             REVENUE SOUTHERN CONNECTOR
             PROJECT SERIES B                     5.75[::]    01/01/19        2,245,472
  1,000,000  LORIS SC COMMUNITY HOSPITAL
             DISTRICT HOSPITAL REVENUE
             SERIES B                             5.63        01/01/29          804,800

                                                                              7,864,654
                                                                           ------------
SOUTH DAKOTA - 1.06%
  3,500,000  SOUTH DAKOTA STATE HEFA
             REVENUE HURON REGIONAL MEDICAL
             CENTER                               7.30        04/01/16        3,544,625
                                                                           ------------

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
TENNESSEE - 1.04%
$14,250,000  METROPOLITAN GOVERNMENTS OF
             NASHVILLE & DAVIDSON COUNTY TN
             HEALTH & EDUCATIONAL
             FACILITIES REVENUE VOLUNTEER
             HEALTH CARE                          5.72%[::]   06/01/21     $  3,468,450
                                                                           ------------
TEXAS - 11.04%
    320,000  BAYTOWN TX HOUSING FINANCE
             CORPORATION SFMR SERIES 1992 A       8.50        09/01/11          354,118
  1,535,000  BEAUMONT TX HOUSING FINANCE
             CORPORATION REVENUE                  9.20        03/01/12        1,728,794
  2,900,000  BRAZOS RIVER AUTHORITY TX
             UTILITIES REVENUE HOUSTON
             INDUSTRIES INCORPORATED
             PROJECT SERIES A                     5.13        05/01/19        2,665,390
  2,000,000  COLUMBIA & BRAZORIA TX
             INDEPENDENT SCHOOL DISTRICT GO
             PSFG INSURED                         4.75        02/01/25        1,696,520
  1,145,000  CORPUS CHRISTI TX HFA HOUSING
             REVENUE SERIES A MBIA INSURED        7.70        07/01/11        1,209,693
  2,150,000  CYPRESS FAIRBANKS TX
             INDEPENDENT SCHOOL DISTRICT
             PSFG INSURED                         4.75        02/15/22        1,842,937
  2,395,000  DESOTO TX HOUSING FINANCE
             CORPORATION MFHR WINDSOR
             FOUNDATION PROJECT SERIES A          7.00        02/01/25        2,633,422
    180,000  EL PASO TX HOUSING FINANCE
             CORPORATION SFMR SERIES A            8.75        10/01/11          197,257
  2,000,000  FORT BEND TX INDEPENDENT
             SCHOOL DISTRICT PUBLIC SCHOOL
             FINANCED INSURED                     5.38        02/15/24        1,891,260
    220,000  GALVESTON COUNTY TX PROPERTY
             FINANCE AUTHORITY INCORPORATED
             SFMR SERIES A                        8.50        09/01/11          236,971
  1,300,000  GRAPE CREEK-PULLIAM TX
             INDEPENDENT SCHOOL DISTRICT
             PUBLIC FACILITIES CORPORATION
             GO                                   7.25        05/15/21        1,374,464
  1,115,000  HARLANDALE TX INDEPENDENT
             SCHOOL DISTRICT PUBLIC
             FACILITIES CORPORATION LEASE
             REVENUE EDUCATIONAL FACILITIES
             REVENUE                              5.50        10/15/12        1,068,772
  3,690,000  HOUSTON TX HOUSING FINANCE
             CORPORATION SFMR SERIES A-1          8.00        06/01/14        3,927,230
  2,250,000  HOUSTON TX HOUSING FINANCE
             CORPORATION SFMR SERIES B-1          8.00        06/01/14        2,418,030
  1,000,000  LA PORTE TX GO INDEPENDENT
             SCHOOL DISTRICT PSFG INSURED         4.25        02/15/18          819,690
  1,000,000  LA PORTE TX GO INDEPENDENT
             SCHOOL DISTRICT PSFG INSURED         4.25        02/15/19          810,090
  3,075,000  LUFKIN TX HEALTH FACILITIES
             DEVELOPMENT CORPORATION HEALTH
             SYSTEM REVENUE MEMORIAL HEALTH
             SYSTEM OF EAST TEXAS                 6.88        02/15/26        2,842,499
  1,005,000  PORT ARTHUR TX HOUSING FINANCE
             CORPORATION SFMR                     8.70        03/01/12        1,101,148
  4,180,000  SAN ANTONIO TX HIGHER
             EDUCATION AUTHORITY
             INCORPORATED EDUCATIONAL
             FACILITIES REVENUE                   7.13        11/01/15        4,398,363
  2,200,000  TEXAS STATE DEPARTMENT OF
             HOUSING & COMMUNITY AFFAIRS
             SFMR SERIES A                        8.10        09/01/15        2,391,994
  1,040,000  TEXAS STATE PFA BUILDING
             REVENUE STATE PRESERVATION
             BOARD SERIES A AMBAC INSURED         4.50        02/01/17          886,257
    295,000  TRAVIS COUNTY TX HOUSING
             FINANCE CORPORATION
             RESIDENTIAL MORTGAGE REVENUE
             GNMA/FNMA MORTGAGE BACKED
             SECURITIES SERIES A                  7.00        12/01/11          303,065

                                                                             36,797,964
                                                                           ------------
UTAH - 3.84%
  1,450,000  SALT LAKE COUNTY UT EDFA
             REVENUE WESTMINSTER COLLEGE
             PROJECT                              5.75        10/01/27        1,313,497
  1,100,000  UTAH STATE BOARD REGENTS
             STUDENT LOAN REVENUE AMORTIZED
             SERIES H                             6.70        11/01/15        1,140,260
    500,000  UTAH STATE BOARD REGENTS
             STUDENT LOAN REVENUE SERIES F        7.45        11/01/08          514,610
      5,000  UTAH STATE HFA SFMR SERIES D2        6.45        01/01/11            5,074
 11,500,000  WEBER COUNTY UT HOSPITAL
             REVENUE IHC HEALTH SERVICE
             INCORPORATED AMBAC INSURED           5.00        08/15/30        9,834,685

                                                                             12,808,126
                                                                           ------------
VIRGINIA - 0.93%
  3,000,000  FAIRFAX COUNTY VA
             REDEVELOPMENT & HOUSING
             AUTHORITY MFHR BURKE SHIRE
             COMMONS                              7.60        10/01/36        3,105,210
                                                                           ------------
WASHINGTON - 7.87%
  1,748,000  KITSAP COUNTY WA HOUSING
             AUTHORITY REVENUE MFHR BONDS
             LOW INCOME HOUSING
             COLLATERIZED BY GNMA                 7.10        08/20/16        1,947,255
  6,205,000  PORT LONGVIEW WA REVENUE
             SERIES A                             5.00        12/01/14        5,567,188

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
WASHINGTON (continued)
$ 1,100,000  VANCOUVER WA HOUSING AUTHORITY
             REVENUE SPRINGBROOK SQUARE           5.65%       03/01/31     $    930,380
  2,750,000  WASHINGTON PUBLIC POWER SUPPLY
             SYSTEM POWER REVENUE NUCLEAR
             PROJECT #2 SERIES A                  6.00        07/01/07        2,894,210
  4,000,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION NONPROFIT
             HOUSING REVENUE OCEAN RIDGE
             APARTMENTS PROJECT SERIES A          5.25        07/01/02        3,990,240
  1,145,000  WASHINGTON STATE HOUSING
             FINANCE COMMISSION SFMR
             GNMA/FNMA COLLATERALIZED
             SERIES E                             7.10        07/01/22        1,168,553
  2,000,000  WASHINGTON STATE PUBLIC POWER
             SUPPLY SYSTEM POWER REVENUE
             NUCLEAR PROJECT #2 SERIES A          5.13        07/01/18        1,829,520
  4,980,000  WASHINGTON STATE UNIVERSITY
             WASHINGTON EDUCATION LEASE
             REVENUE 4225 ROOSEVELT PROJECT
             SERIES A                             5.38        06/01/29        4,625,573
  3,000,000  YAKIMA COUNTY WA SCHOOL
             DISTRICT #007 GO MBIA INSURED        6.75        12/01/06        3,300,660

                                                                             26,253,579
                                                                           ------------
WASHINGTON D.C. - 2.05%
  8,300,000  WASHINGTON DC CONVENTION
             CENTER AUTHORITY DEDICATED TAX
             REVENUE                              4.75        10/01/28        6,850,737
                                                                           ------------
WISCONSIN - 1.89%
  1,750,000  WISCONSIN CENTER DISTRICT TAX
             REVENUE JR DEDICATED FSA
             INSURED                              5.25        12/15/23        1,655,238
  4,950,000  WISCONSIN CENTER DISTRICT TAX
             REVENUE JR DEDICATED FSA
             INSURED                              5.25        12/15/27        4,642,553

                                                                              6,297,791
                                                                           ------------

                                                                            309,573,754
TOTAL MUNICIPAL BONDS (COST $307,642,524)
                                                                           ------------

SHARES
CLOSED END MUTUAL FUNDS - 4.78%
     60,485  BLACK ROCK STRATEGIC MUNICIPAL
             TRUST                                                              759,843
    357,724  DREYFUS MUNICIPAL INCOME FUND                                    2,705,286
     75,530  DREYFUS STRATEGIC MUNICIPAL
             BOND FUND                                                          608,961
    261,246  DREYFUS STRATEGIC MUNICIPALS
             FUND                                                             2,089,968
      8,585  EATON VANCE MUNICIPAL INCOME
             TRUST                                                               93,362
    100,136  MUNICIPAL ADVANTAGE FUND
             INCORPORATED                                                     1,114,013
     24,112  MUNICIPAL PARTNERS FUND                                            284,823
    115,082  NUVEEN DIVIDEND ADVANTAGE
             MUNICIPAL FUND                                                   1,409,755
    189,766  NUVEEN INSURED MUNICIPAL
             OPPORTUNITY FUND                                                 2,466,958
    105,143  NUVEEN PREMIUM INCOME
             MUNICIPAL FUND                                                   1,255,145
     91,608  SELIGMAN SELECT MUNICIPAL FUND                                     858,825
     57,005  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST                                                       723,251
     42,976  VAN KAMPEN ADVANTAGE MUNICIPAL
             INCOME TRUST II                                                    491,538
     80,979  VAN KAMPEN TRUST FOR
             INVESTMENT GRADE MUNICIPALS                                      1,088,155

                                                                             15,949,883
TOTAL CLOSED END MUTUAL FUNDS (COST
$15,864,855)
                                                                           ------------

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                    VALUE
SHORT-TERM INVESTMENTS - 1.87%
  6,223,900  WELLS FARGO NATIONAL TAX-FREE
             MONEY MARKET FUND+X+ (COST
             $6,223,900)                                                   $  6,223,900
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $329,731,279)*                        99.50% $331,747,537
OTHER ASSETS AND LIABILITIES, NET            0.50     1,675,346
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $333,422,883
                                          -------  ------------

  +  VARIABLE RATE SECURITY.
[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $332,588,976 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $ 6,898,363
GROSS UNREALIZED DEPRECIATION                        (7,739,802)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $  (841,439)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Development                  5%
Single Family Housing       11%
Power                        3%
Student Loan                 3%
Other Investments            5%
Nursing Homes                3%
Housing                      2%
Tax-Free Money Market Fund   2%
Higher Education             3%
Airport                      2%
Tax Incremental              3%
School District              5%
Multifamily Housing          4%
Transportation              10%
Facilities                   4%
Medical                     14%
General                      4%
Other                        3%
Education                    4%
General Obigation            4%
Water                        1%
Utilities                    4%
Pollution                    1%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000                         TAX-FREE FUNDS
--------------------------------------------------------------------------------

   OREGON TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 95.49%
OREGON - 93.79%
$1,000,000  BENTON COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            SAMARITAN HEALTH SERVICES
            PROJECT                              5.13%       10/01/28     $   815,480
   250,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT EDUCATIONAL FACILITES
            REVENUE MBIA INSURED                 6.50        07/01/07         268,130
 1,100,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT GO FGIC INSURED             6.00        06/01/06       1,166,682
 1,000,000  CHEMEKETA OR COMMUNITY COLLEGE
            DISTRICT GO SERIES B FSA
            INSURED                              5.60        06/01/14       1,019,150
   495,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            JENNINGS LODGE PROJECT
            COLLATERALIZED BY GNMA               7.50        10/20/31         505,806
 1,800,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            LEGACY HEALTH SYSTEMS                5.25        02/15/17       1,676,988
 1,000,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            ODD FELLOWS HOME SERIES A            5.88        09/15/21         837,450
   300,000  CLACKAMAS COUNTY OR HOSPITAL
            FACILITIES AUTHORITY REVENUE
            SISTERS PROVIDENCE SERIES A          6.38        10/01/05         310,824
 2,070,000  COLUMBIA COUNTY OR SCHOOL
            DISTRICT #502 GO FGIC INSURED        4.95[::]    06/01/15         902,789
 1,000,000  EMERALD PEOPLES OR UTILITIES
            DISTRICT UTILITIES REVENUE
            FGIC INSURED                         7.35        11/01/07       1,150,030
   100,000  HILLSBORO OR EDUCATION
            FACILITIES REVENUE OREGON
            GRADUATE INSTITUTE PROJECT
            COMERICA BANK LOC+                   4.85        08/01/11         100,000
 2,000,000  KLAMATH FALLS OR ELECTRIC
            REVENUE LIEN-KLAMATH COGEN           6.00        01/01/25       1,758,760
   500,000  MULTNOMAN COUNTY OR
            EDUCATIONAL FACILITIES REVENUE
            UNIVERSITY OF PORTLAND PROJECT
            SEATTLE-NORTHWEST SECURITIES
            LOC                                  6.00        04/01/25         479,450
 1,000,000  OREGON HEALTH SCIENCES
            UNIVERSITY REVENUE CAPITAL
            APPRECIATION SERIES A MBIA
            INSURED                              5.75[::]    07/01/21         293,660
   175,000  OREGON STATE GO                      9.00        10/01/05         208,836
   480,000  OREGON STATE GO                      7.25        07/01/07         546,706
 1,000,000  OREGON STATE GO BOARD OF
            HIGHER EDUCATION BACCALAUREATE
            SERIES A                             5.00        08/01/22         906,810
 1,000,000  OREGON STATE GO STATE BOARD OF
            HIGHER EDUCATION SERIES D            5.75        08/01/29       1,000,750
 2,650,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE         5.25        10/01/16       2,069,915
 1,500,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE
            SENIOR LIEN ASPEN FOUNDATION
            II SERIES A                          6.13        04/15/29       1,248,690
 2,530,000  OREGON STATE HOUSING &
            COMMUNITY SERVICES DEPARTMENT
            SFMR PROJECT SERIES B                5.45        07/01/29       2,284,185
 1,000,000  OREGON STATE GO VETERANS
            WELFARE SERIES 77                    5.30        10/01/29         924,610
 1,250,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY HEALTH
            CARE REVENUE LINFIELD COLLEGE
            PROJECT SERIES A                     6.50        10/01/15       1,260,350
 1,000,000  OREGON STATE DEPARTMENT
            ADMINISTRATIVE SERVICES COP
            SERIES A AMBAC INSURED               6.25        05/01/17       1,063,890
 1,715,000  OREGON STATE HEALTH HOUSING
            EDUCATIONAL & CULTURAL
            FACILITIES AUTHORITY REVENUE
            CEDARWEST HOUSING PROJECT
            SERIES A U.S. BANK N.A. LOC
            MANDATORY TENDER 1/2/08 @ 100        4.75        01/01/30       1,614,621
 1,000,000  PORT ST. HELENS OR PCR
            PORTLAND GENERAL ELECTRIC
            COMPANY PROJECT SERIES A             5.25        08/01/14         903,700
   785,000  PORTLAND OR GO SERIES A              4.88        06/01/18         714,491
 1,000,000  PORTLAND OR HOUSING AUTHORITY
            REVENUE POOLED HOUSING
            SERIES A                             5.10        01/01/27         853,150
 1,000,000  PORTLAND OR HOUSING AUTHORITY
            MFHR LA TOURELLE APARTMENTS
            SERIES A                             6.25        01/01/30         912,700
 2,500,000  PORTLAND OR SEWER SYSTEMS
            REVENUE SERIES A MBIA INSURED        4.50        06/01/18       2,143,175
 2,575,000  WASHINGTON & CLACKAMAS
            COUNTIES OR GO SCHOOL DISTRICT
            #23                                  6.19[::]    06/15/24         623,948
 1,000,000  WASHINGTON COUNTY OR HOUSING
            AUTHORITY REVENUE AFFORDABLE
            HOUSING POOL SERIES A                6.13        07/01/29         905,690
 1,000,000  WASHINGTON COUNTY OR HOUSING
            AUTHORITY MFHR TUALATIN
            MEADOWS PROJECT COLLATERALIZED
            BY FNMA                              6.00        05/01/32         973,610
   550,000  WESTERN LANE OR HOSPITAL
            DISTRICT HOSPITAL FACILITIES
            AUTHORITY REVENUE SISTERS ST.
            JOSEPH PEACE MBIA INSURED            5.63        08/01/07         570,450

                                                                           33,015,476
                                                                          -----------
PUERTO RICO - 1.70%
    40,000  COMMONWEALTH OF PUERTO RICO
            AQUEDUCT & SEWER AUTHORITY
            REVENUE                             10.25        07/01/09          49,811

TAX-FREE FUNDS                         PORTFOLIO OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------

   OREGON TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO (continued)
$  285,000  COMMONWEALTH OF PUERTO RICO
            MFHR LOC GOVERNMENT
            DEVELOPMENT BANK OF PUERTO
            RICO                                 7.50%       04/01/22     $   291,233
   250,000  COMMONWEALTH OF PUERTO RICO
            SFMR SERIES B GNMA INSURED           7.50        10/15/12         255,584

                                                                              596,628
                                                                          -----------

                                                                           33,612,104
TOTAL MUNICIPAL BONDS (COST $35,538,461)
                                                                          -----------

SHARES
CLOSED END MUTUAL FUNDS - 2.01%
    16,556  DREYFUS MUNICIPAL INCOME FUND                                     125,205
    11,636  DREYFUS STRATEGIC MUNICIPAL
            BOND FUND                                                          93,815
    18,350  DREYFUS STRATEGIC MUNICIPALS
            FUND                                                              146,800
     1,608  MUNICIPAL ADVANTAGE FUND
            INCORPORATED                                                       17,889
     1,250  MUNICIPAL PARTNERS FUND                                            14,766
    10,263  NUVEEN INSURED MUNICIPAL
            OPPORTUNITY FUND                                                  133,419
     6,122  NUVEEN PREMIUM INCOME
            MUNICIPAL FUND                                                     73,081
     1,048  VAN KAMPEN ADVANTAGE MUNICIPAL
            INCOME TRUST II                                                    11,987
     6,808  VAN KAMPEN TRUST FOR
            INVESTMENT GRADE MUNICIPALS                                        91,483

                                                                              708,444
TOTAL CLOSED END MUTUAL FUNDS (COST
$699,198)
                                                                          -----------
SHORT-TERM INVESTMENTS - 1.14%
   400,877  WELLS FARGO NATIONAL TAX-FREE
            MONEY MARKET TRUST+X+ (COST
            $400,877)                                                         400,877
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,638,536)*                         98.64% $34,721,425
OTHER ASSETS AND LIABILITIES, NET            1.36      479,787
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $35,201,212
                                          -------  -----------

  +  VARIABLE RATE SECURITY.
[::] ZERO COUPON BOND. THE RATE DISCLOSED REPRESENTS YIELD TO MATURITY AS
     DETERMINED AT DATE OF PURCHASE.
+X+ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $   332,403
GROSS UNREALIZED DEPRECIATION                        (2,249,514)
                                                    -----------
NET UNREALIZED DEPRECIATION                         $(1,917,111)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Medical                     21%
School District              3%
Power                        5%
Pollution                    3%
Utilities                   10%
Other                        3%
Single Family Housing        7%
Facilities                   6%
Higher Education             1%
General Obligation          19%
Education                    3%
Multifamily Housing         16%
Other Investments            2%
Tax-Free Money Market Fund   1%

    INVESTMENT CATEGORIES REFLECT PERCENTAGES OF INVESTMENTS IN SECURITIES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS
                           STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2000
--------------------------------------------------------------------------------

                                                 CALIFORNIA
                                    ARIZONA    LIMITED TERM    CALIFORNIA
                                   TAX-FREE        TAX-FREE      TAX-FREE
-------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...  $16,035,603    $ 39,967,611  $558,354,097
  CASH........................        6,347           5,211         5,404
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............      342,052         725,141     9,256,101
  RECEIVABLE FOR INVESTMENTS
    SOLD......................            0               0     4,976,244
  RECEIVABLE FOR FUND SHARES
    ISSUED....................      413,419               0       233,976
  PREPAID EXPENSES AND OTHER
    ASSETS....................       58,982          13,782        19,024
                                -----------    ------------  ------------
TOTAL ASSETS..................   16,856,403      40,711,745   572,844,846
                                -----------    ------------  ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................            0       2,017,120     3,424,608
  DIVIDENDS PAYABLE...........       52,253          33,803       984,192
  PAYABLE FOR FUND SHARES
    REDEEMED..................      695,923           1,372     1,072,312
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....        1,972           9,367       311,158
  PAYABLE TO OTHER RELATED
    PARTIES...................        1,679               0       343,468
  BANK OVERDRAFT..............            0               0             0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............       99,553         161,471       365,269
                                -----------    ------------  ------------
TOTAL LIABILITIES.............      851,380       2,223,133     6,501,007
                                -----------    ------------  ------------
TOTAL NET ASSETS..............  $16,005,023    $ 38,488,612  $566,343,839
                                -----------    ------------  ------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $16,915,941    $ 38,657,559  $559,734,112
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME.........       (1,406)              0       (36,600)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............      (35,528)       (106,562)   (4,725,625)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............     (873,984)        (62,385)   11,371,952
                                -----------    ------------  ------------
TOTAL NET ASSETS..............  $16,005,023    $ 38,488,612  $566,343,839
                                -----------    ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------
NET ASSETS - CLASS A..........  $ 3,939,372    $ 34,014,592  $385,746,167
SHARES OUTSTANDING -
  CLASS A.....................      403,650       3,354,162    35,830,702
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $      9.76    $      10.14  $      10.77
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........  $     10.22    $      10.62  $      11.28
NET ASSETS - CLASS B..........  $ 2,592,398             N/A  $116,375,683
SHARES OUTSTANDING -
  CLASS B.....................      275,410             N/A    10,605,432
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $      9.41             N/A  $      10.97
NET ASSETS - CLASS C..........          N/A             N/A  $ 16,959,335
SHARES OUTSTANDING -
  CLASS C.....................          N/A             N/A     1,545,286
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................          N/A             N/A  $      10.97
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $ 9,473,253    $  4,474,020  $ 47,262,654
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........      970,278         448,276     4,379,377
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $      9.76    $       9.98  $      10.79
INVESTMENTS AT COST...........  $16,909,587    $ 40,029,996  $546,982,145
                                -----------    ------------  ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
58

                           STATEMENTS OF ASSETS AND LIABILITIES -- JUNE 30, 2000
                                                                  TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                          MINNESOTA                              NATIONAL
                                        COLORADO       INTERMEDIATE          MINNESOTA       LIMITED TERM           NATIONAL
                                        TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE           TAX-FREE
----------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...    $   89,776,599    $   182,155,352    $    67,424,386    $    62,036,355    $   331,747,537
  CASH........................                 0                  0                  0                  0              1,039
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............           895,731          3,201,901          1,213,465            932,738          5,214,497
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                 0                  0          1,004,892                  0                  0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................            20,700                  0            114,843                  0            426,196
  PREPAID EXPENSES AND OTHER
    ASSETS....................             8,779              2,721             18,159              7,224             22,675
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL ASSETS..................        90,701,809        185,359,974         69,775,745         62,976,317        337,411,944
                                  --------------    ---------------    ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                 0                  0            494,371                  0          2,000,000
  DIVIDENDS PAYABLE...........           263,115            770,511            155,864            174,876          1,251,120
  PAYABLE FOR FUND SHARES
    REDEEMED..................                 0            144,497             11,520             43,791            237,924
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....            27,868             79,117             17,806             22,559            156,107
  PAYABLE TO OTHER RELATED
    PARTIES...................             4,326             10,421             11,653              1,693             15,242
  BANK OVERDRAFT..............            42,102                  0                  0                  0                  0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............            81,971             76,786            108,209             63,978            328,668
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES.............           419,382          1,081,332            799,423            306,897          3,989,061
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $   90,282,427    $   184,278,642    $    68,976,322    $    62,669,420    $   333,422,883
                                  --------------    ---------------    ---------------    ---------------    ---------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............    $   94,863,291    $   185,425,245    $    73,165,299    $    65,039,585    $   354,182,247
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME.........           (10,619)              (205)           (43,265)           (61,237)           (62,137)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............        (4,138,116)        (1,853,977)        (3,125,274)        (1,725,220)       (22,713,485)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............          (432,129)           707,579         (1,020,438)          (583,708)         2,016,258
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $   90,282,427    $   184,278,642    $    68,976,322    $    62,669,420    $   333,422,883
                                  --------------    ---------------    ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........    $   39,279,721                N/A    $    29,551,134                N/A    $    64,858,654
SHARES OUTSTANDING -
  CLASS A.....................         3,994,269                N/A          2,902,861                N/A          6,669,992
NET ASSET VALUE PER SHARE -
  CLASS A.....................    $         9.83                N/A    $         10.18                N/A    $          9.72
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........    $        10.29                N/A    $         10.66                N/A    $         10.18
NET ASSETS - CLASS B..........    $    6,841,862                N/A    $    16,974,107                N/A    $    18,366,568
SHARES OUTSTANDING -
  CLASS B.....................           694,852                N/A          1,667,698                N/A          1,888,663
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................    $         9.85                N/A    $         10.18                N/A    $          9.72
NET ASSETS - CLASS C..........               N/A                N/A                N/A                N/A    $     5,572,080
SHARES OUTSTANDING -
  CLASS C.....................               N/A                N/A                N/A                N/A            572,947
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................               N/A                N/A                N/A                N/A    $          9.73
NET ASSETS - INSTITUTIONAL
  CLASS.......................    $   44,160,844    $   184,278,642    $    22,451,081    $    62,669,420    $   244,625,581
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........         4,489,624         19,461,334          2,205,278          6,147,081         25,144,150
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........    $         9.84    $          9.47    $         10.18    $         10.19    $          9.73
INVESTMENTS AT COST...........    $   90,208,728    $   181,447,773    $    68,444,824    $    62,620,063    $   329,731,279
                                  --------------    ---------------    ---------------    ---------------    ---------------


                                         OREGON
                                       TAX-FREE
------------------------------
ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...  $    34,721,425
  CASH........................            6,186
  RECEIVABLE FOR DIVIDENDS,
    INTEREST AND OTHER
    RECEIVABLES...............          611,290
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................              191
  PREPAID EXPENSES AND OTHER
    ASSETS....................           11,083
                                ---------------
TOTAL ASSETS..................       35,350,175
                                ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                0
  DIVIDENDS PAYABLE...........           51,316
  PAYABLE FOR FUND SHARES
    REDEEMED..................                0
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....           11,200
  PAYABLE TO OTHER RELATED
    PARTIES...................            6,494
  BANK OVERDRAFT..............                0
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           79,953
                                ---------------
TOTAL LIABILITIES.............          148,963
                                ---------------
TOTAL NET ASSETS..............  $    35,201,212
                                ---------------
NET ASSETS CONSIST OF:
------------------------------
  PAID-IN CAPITAL.............  $    37,634,797
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME.........           (2,576)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............         (513,898)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS...............       (1,917,111)
                                ---------------
TOTAL NET ASSETS..............  $    35,201,212
                                ---------------
COMPUTATION OF NET ASSET VALUE
------------------------------
NET ASSETS - CLASS A..........  $    21,424,285
SHARES OUTSTANDING -
  CLASS A.....................        1,407,414
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $         15.22
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (1).........  $         15.94
NET ASSETS - CLASS B..........  $     9,656,761
SHARES OUTSTANDING -
  CLASS B.....................        1,035,526
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $          9.33
NET ASSETS - CLASS C..........              N/A
SHARES OUTSTANDING -
  CLASS C.....................              N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................              N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $     4,120,166
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........          270,710
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $         15.22
INVESTMENTS AT COST...........  $    36,638,536
                                ---------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

TAX-FREE FUNDS      STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

                                       CALIFORNIA
                            ARIZONA  LIMITED TERM    CALIFORNIA
                           TAX-FREE      TAX-FREE      TAX-FREE
---------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $920,113  $  2,042,965  $ 34,226,743
                           --------  ------------  ------------
TOTAL INVESTMENT
  INCOME.................   920,113     2,042,965    34,226,743
                           --------  ------------  ------------

EXPENSES
  ADVISORY FEES..........    69,565       184,022     2,632,771
  ADMINISTRATION FEES....    24,516        64,811       906,326
  SHAREHOLDER SERVICING
    FEES.................    25,243       105,127     1,527,155
  PORTFOLIO ACCOUNTING
    FEES.................    13,126        59,833       133,424
  CUSTODY................     3,078         8,440       114,065
  TRANSFER AGENT
    CLASS A..............     4,215        48,830       231,733
    CLASS B..............     1,845           N/A        77,943
    CLASS C..............       N/A           N/A        10,132
    INSTITUTIONAL
     CLASS...............       654           548         3,611
  DISTRIBUTION FEES
    CLASS B..............    15,413           N/A       885,019
    CLASS C..............       N/A           N/A       148,204
  LEGAL AND AUDIT FEES...    12,646        31,649        70,747
  REGISTRATION FEES......     7,949         4,437       130,925
  DIRECTORS' FEES........     3,916         4,673         3,803
  SHAREHOLDER REPORTS....     5,884        27,233        97,475
  OTHER..................       770        15,244        72,677
                           --------  ------------  ------------
TOTAL EXPENSES...........   188,820       554,847     7,046,010
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............   (67,161)     (237,093)   (1,429,866)
                           --------  ------------  ------------
  NET EXPENSES...........   121,659       317,754     5,616,144
                           --------  ------------  ------------
NET INVESTMENT INCOME....   798,454     1,725,211    28,610,599
                           --------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........  (156,394)     (213,755)   (5,068,802)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........  (590,462)       (7,989)   (9,101,836)
                           --------  ------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  (746,856)     (221,744)  (14,170,638)
                           --------  ------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $ 51,598  $  1,503,467  $ 14,439,961
                           --------  ------------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
60

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED JUNE 30, 2000      TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                            MINNESOTA                   NATIONAL
                               COLORADO  INTERMEDIATE    MINNESOTA  LIMITED TERM      NATIONAL       OREGON
                               TAX-FREE      TAX-FREE     TAX-FREE      TAX-FREE      TAX-FREE     TAX-FREE
-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST...............  $  5,592,290  $11,423,104   $ 4,466,645  $  3,751,909  $ 21,940,137  $ 2,194,773
                           ------------  -----------   -----------  ------------  ------------  -----------
TOTAL INVESTMENT
  INCOME.................     5,592,290   11,423,104     4,466,645     3,751,909    21,940,137    2,194,773
                           ------------  -----------   -----------  ------------  ------------  -----------

EXPENSES
  ADVISORY FEES..........       397,866      690,332       333,585       315,591     1,525,347      164,283
  ADMINISTRATION FEES....       121,758      264,723       100,144        94,960       467,608       57,171
  SHAREHOLDER SERVICING
    FEES.................        69,046            0        78,649             0       148,080       86,404
  PORTFOLIO ACCOUNTING
    FEES.................        75,882       58,048        71,530        51,727        91,246       68,295
  CUSTODY................        18,526       38,090        15,310        14,560        63,508        7,150
  TRANSFER AGENT
    CLASS A..............        41,018          N/A        40,241           N/A        58,648       15,593
    CLASS B..............        12,026          N/A        25,497           N/A        23,072        6,840
    CLASS C..............           N/A          N/A           N/A           N/A         1,567          N/A
    INSTITUTIONAL
     CLASS...............        43,945      215,222        27,821        78,305       277,051          414
  DISTRIBUTION FEES
    CLASS B..............        63,683          N/A       138,099           N/A       139,372       73,816
    CLASS C..............           N/A          N/A           N/A           N/A        28,949          N/A
  LEGAL AND AUDIT FEES...        20,859       24,912        21,006        16,979        31,599       17,681
  REGISTRATION FEES......        12,798       26,397        11,428        23,130        72,955        7,422
  DIRECTORS' FEES........         4,203        4,851         4,130         4,125         5,631        4,094
  SHAREHOLDER REPORTS....        32,664       10,208        28,995         4,035        51,003       11,593
  OTHER..................        37,185       41,700        42,904        24,445        62,231        5,035
                           ------------  -----------   -----------  ------------  ------------  -----------
TOTAL EXPENSES...........       951,459    1,374,483       939,339       627,857     3,047,867      525,791
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............      (330,518)    (163,315)     (340,798)     (182,094)     (636,537)    (174,577)
                           ------------  -----------   -----------  ------------  ------------  -----------
  NET EXPENSES...........       620,941    1,211,168       598,541       445,763     2,411,330      351,214
                           ------------  -----------   -----------  ------------  ------------  -----------
NET INVESTMENT INCOME....     4,971,349   10,211,936     3,868,104     3,306,146    19,528,807    1,843,559
                           ------------  -----------   -----------  ------------  ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........    (3,367,850)  (1,711,790)   (2,829,880)   (1,078,958)  (19,915,513)    (496,513)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........    (1,070,508)  (4,615,348)   (1,771,399)     (388,630)    1,543,307   (1,760,899)
                           ------------  -----------   -----------  ------------  ------------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........    (4,438,358)  (6,327,138)   (4,601,279)   (1,467,588)  (18,372,206)  (2,257,412)
                           ------------  -----------   -----------  ------------  ------------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $    532,991  $ 3,884,798   $  (733,175) $  1,838,558  $  1,156,601  $  (413,853)
                           ------------  -----------   -----------  ------------  ------------  -----------

TAX-FREE FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 ARIZONA                     CALIFORNIA LIMITED TERM
                                                 TAX-FREE                           TAX-FREE
                                     --------------------------------  -----------------------------------
                                             FOR THE          FOR THE             FOR THE          FOR THE
                                          YEAR ENDED       YEAR ENDED          YEAR ENDED       YEAR ENDED
                                       JUNE 30, 2000    JUNE 30, 1999       JUNE 30, 2000    JUNE 30, 1999
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $    16,357,454  $    18,061,481  $       48,931,231  $    61,728,391
                                     ---------------  ---------------  ------------------  ---------------
OPERATIONS:
  NET INVESTMENT INCOME............          798,454          754,972           1,725,211        2,085,362
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........         (156,394)         165,623            (213,755)         622,402
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS IN FOREIGN CURRENCY.....         (590,462)        (777,937)             (7,989)        (878,441)
                                     ---------------  ---------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................           51,598          142,658           1,503,467        1,829,323
                                     ---------------  ---------------  ------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................         (238,732)        (233,455)         (1,514,803)      (1,776,173)
    CLASS B........................          (87,605)         (59,487)                N/A              N/A
    CLASS C........................              N/A              N/A                 N/A              N/A
    INSTITUTIONAL CLASS............         (473,523)        (462,030)           (210,408)        (309,189)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................          (11,159)         (97,543)           (186,687)        (542,011)
    CLASS B........................           (4,699)         (29,680)                N/A              N/A
    CLASS C........................              N/A              N/A                 N/A              N/A
    INSTITUTIONAL CLASS ...........          (19,999)        (191,837)            (17,677)         (97,377)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................        1,222,356          647,835           2,844,494        4,881,920
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................          177,854          293,582           1,418,375        2,120,491
  COST OF SHARES REDEEMED -
    CLASS A........................       (2,437,282)        (811,959)        (11,163,082)     (19,138,662)
                                     ---------------  ---------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....       (1,037,072)         129,458          (6,900,213)     (12,136,251)
                                     ---------------  ---------------  ------------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................        1,339,582          144,233                 N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................           59,608           73,077                 N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS B........................         (312,036)        (231,481)                N/A              N/A
                                     ---------------  ---------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....        1,087,154          (14,171)                N/A              N/A
                                     ---------------  ---------------  ------------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................              N/A              N/A                 N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................              N/A              N/A                 N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS C........................              N/A              N/A                 N/A              N/A
                                     ---------------  ---------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....              N/A              N/A                 N/A              N/A
                                     ---------------  ---------------  ------------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............        3,948,920        1,304,525             977,068        1,894,102
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............           45,604           16,058              98,733          159,068
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............       (3,612,918)      (2,208,523)         (4,192,099)      (1,818,652)
                                     ---------------  ---------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............          381,606         (887,940)         (3,116,298)         234,518
                                     ---------------  ---------------  ------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................         (352,431)      (1,704,027)        (10,442,619)     (12,797,160)
                                     ---------------  ---------------  ------------------  ---------------
NET ASSETS:
ENDING NET ASSETS..................  $    16,005,023  $    16,357,454  $       38,488,612  $    48,931,231
                                     ---------------  ---------------  ------------------  ---------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............          125,952           60,592             279,911          464,420
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............           18,318           27,319             140,097          201,790
  SHARES REDEEMED - CLASS A........         (251,307)         (76,307)         (1,101,833)      (1,820,898)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............         (107,037)          11,604            (681,825)      (1,154,688)
  SHARES SOLD - CLASS B............          142,069           14,067                 N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............            6,380            7,044                 N/A              N/A
  SHARES REDEEMED - CLASS B........          (33,539)         (22,372)                N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............          114,910           (1,261)                N/A              N/A
  SHARES SOLD - CLASS C............              N/A              N/A                 N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS C............              N/A              N/A                 N/A              N/A
  SHARES REDEEMED - CLASS C........              N/A              N/A                 N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............              N/A              N/A                 N/A              N/A
  SHARES SOLD - INSTITUTIONAL
    CLASS..........................          402,144          121,329              98,584          183,590
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - INSTITUTIONAL
    CLASS..........................            4,718            1,497               9,916           15,379
  SHARES REDEEMED - INSTITUTIONAL
    CLASS..........................         (371,110)        (207,137)           (418,270)        (177,118)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................           35,752          (84,311)           (309,770)          21,851
ENDING BALANCE OF UNDISTRIBUTED
  (OVERDISTRIBUTED) NET INVESTMENT
  INCOME...........................  $        (1,406) $             0  $                0  $             0
                                     ---------------  ---------------  ------------------  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                CALIFORNIA                                  COLORADO
                                                 TAX-FREE                                   TAX-FREE
                                     --------------------------------  ---------------------------------------------------
                                             FOR THE          FOR THE          FOR THE            FOR THE          FOR THE
                                          YEAR ENDED       YEAR ENDED       YEAR ENDED    ONE MONTH ENDED       YEAR ENDED
                                       JUNE 30, 2000    JUNE 30, 1999    JUNE 30, 2000      JUNE 30, 1999     MAY 31, 1999
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $   687,148,448  $   690,330,349  $    99,125,823  $      99,793,812  $    75,751,613
                                     ---------------  ---------------  ---------------  -----------------  ---------------
OPERATIONS:
  NET INVESTMENT INCOME............       28,610,599       30,366,138        4,971,349            393,016        4,092,169
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........       (5,068,802)       2,704,577       (3,367,850)          (344,710)         501,049
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS IN FOREIGN CURRENCY.....       (9,101,836)     (17,269,155)      (1,070,508)        (2,033,191)      (1,664,572)
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................       14,439,961       15,801,560          532,991         (1,984,885)       2,928,646
                                     ---------------  ---------------  ---------------  -----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................      (20,193,858)     (21,777,566)      (2,014,595)          (159,400)      (1,824,431)
    CLASS B........................       (5,077,557)      (4,443,330)        (403,907)           (37,423)        (386,596)
    CLASS C........................         (826,698)        (542,049)             N/A                N/A              N/A
    INSTITUTIONAL CLASS............       (2,549,086)      (3,603,193)      (2,563,466)          (196,193)      (1,881,142)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................       (1,043,080)      (6,286,449)         (29,339)                 0         (131,438)
    CLASS B........................         (317,133)      (1,503,850)          (6,797)                 0          (32,338)
    CLASS C........................          (54,401)        (163,585)             N/A                  0              N/A
    INSTITUTIONAL CLASS ...........         (123,720)      (1,005,446)         (37,763)                 0         (135,528)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................       29,716,825       47,645,429        7,919,860            543,289        8,062,435
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................       12,893,267       19,237,556        1,602,625            122,356        1,484,203
  COST OF SHARES REDEEMED -
    CLASS A........................     (107,853,710)     (89,510,989)      (7,593,801)          (607,233)      (3,272,343)
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....      (65,243,618)     (22,628,004)       1,928,684             58,412        6,274,295
                                     ---------------  ---------------  ---------------  -----------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................       16,738,083       43,726,476        1,341,272            342,246        2,711,082
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................        3,963,189        4,875,202          295,101             27,302          283,211
  COST OF SHARES REDEEMED -
    CLASS B........................      (30,877,699)     (14,057,410)      (5,245,472)           (56,299)      (1,091,277)
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....      (10,176,427)      34,544,268       (3,609,099)           313,249        1,903,016
                                     ---------------  ---------------  ---------------  -----------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................        5,194,638       16,190,204              N/A                N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................          671,234          530,761              N/A                N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS C........................      (10,536,693)      (1,948,559)             N/A                N/A              N/A
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....       (4,670,821)      14,772,406              N/A                N/A              N/A
                                     ---------------  ---------------  ---------------  -----------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............        9,326,399       14,893,157       15,430,263          2,077,373       25,981,176
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............          395,938        1,797,154           72,703             20,222           99,412
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............      (34,690,508)     (23,036,974)     (18,143,071)          (759,344)      (8,752,873)
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............      (24,968,171)      (6,346,663)      (2,640,105)         1,338,251       17,327,715
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................     (120,804,609)      (3,181,901)      (8,843,396)          (667,989)      24,042,199
                                     ---------------  ---------------  ---------------  -----------------  ---------------
NET ASSETS:
ENDING NET ASSETS..................  $   566,343,839  $   687,148,448  $    90,282,427  $      99,125,823  $    99,793,812
                                     ---------------  ---------------  ---------------  -----------------  ---------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............        2,807,310        4,192,958          810,589             52,172          766,228
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............        1,211,162        1,682,888          163,224             11,879          116,262
  SHARES REDEEMED - CLASS A........      (10,133,260)      (7,857,450)        (772,230)           (58,698)        (298,588)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............       (6,114,788)      (1,981,604)         201,583              5,353          583,902
  SHARES SOLD - CLASS B............        1,531,909        3,748,414          135,087             32,731          258,066
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............          365,380          418,683           29,951              2,648           20,601
  SHARES REDEEMED - CLASS B........       (2,855,083)      (1,209,247)        (532,919)            (5,424)        (101,120)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............         (957,794)       2,957,850         (367,881)            29,955          177,547
  SHARES SOLD - CLASS C............          474,555        1,394,343              N/A                N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS C............           61,853           45,685              N/A                N/A              N/A
  SHARES REDEEMED - CLASS C........         (974,568)        (167,903)             N/A                N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............         (438,160)       1,272,125              N/A                N/A              N/A
  SHARES SOLD - INSTITUTIONAL
    CLASS..........................          870,131        1,297,153        1,565,646            200,981        2,654,052
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - INSTITUTIONAL
    CLASS..........................           37,114          156,818            7,296              1,963            7,663
  SHARES REDEEMED - INSTITUTIONAL
    CLASS..........................       (3,202,309)      (2,020,715)      (1,849,426)           (73,332)      (1,049,402)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................       (2,295,064)        (566,744)        (276,484)           129,612        1,612,313
ENDING BALANCE OF UNDISTRIBUTED
  (OVERDISTRIBUTED) NET INVESTMENT
  INCOME...........................  $       (36,600) $             0  $       (10,619) $               0  $             0
                                     ---------------  ---------------  ---------------  -----------------  ---------------

                                                   MINNESOTA INTERMEDIATE
                                                          TAX-FREE
                                     ---------------------------------------------------
                                             FOR THE            FOR THE          FOR THE
                                          YEAR ENDED    ONE MONTH ENDED       YEAR ENDED
                                       JUNE 30, 2000      JUNE 30, 1999     MAY 31, 1999
-----------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $   219,258,472  $     222,953,296  $   209,685,097
                                     ---------------  -----------------  ---------------
OPERATIONS:
  NET INVESTMENT INCOME............       10,211,936            895,343       10,472,818
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........       (1,711,790)           (47,325)         210,070
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS IN FOREIGN CURRENCY.....       (4,615,348)        (3,578,156)      (2,375,879)
                                     ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................        3,884,798         (2,730,138)       8,307,009
                                     ---------------  -----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................              N/A                N/A              N/A
    CLASS B........................              N/A                N/A              N/A
    CLASS C........................              N/A                N/A              N/A
    INSTITUTIONAL CLASS............      (10,212,136)          (895,343)     (10,472,823)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................              N/A                N/A              N/A
    CLASS B........................              N/A                N/A              N/A
    CLASS C........................              N/A                N/A              N/A
    INSTITUTIONAL CLASS ...........           (5,117)                 0         (538,545)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................              N/A                N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................              N/A                N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS A........................              N/A                N/A              N/A
                                     ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....              N/A                N/A              N/A
                                     ---------------  -----------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................              N/A                N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................              N/A                N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS B........................              N/A                N/A              N/A
                                     ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....              N/A                N/A              N/A
                                     ---------------  -----------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................              N/A                N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................              N/A                N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS C........................              N/A                N/A              N/A
                                     ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....              N/A                N/A              N/A
                                     ---------------  -----------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............       15,935,496          2,116,402       35,117,941
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............          599,470             51,123          908,892
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............      (45,182,341)        (2,236,868)     (20,054,275)
                                     ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............      (28,647,375)           (69,343)      15,972,558
                                     ---------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................      (34,979,830)        (3,694,824)      13,268,199
                                     ---------------  -----------------  ---------------
NET ASSETS:
ENDING NET ASSETS..................  $   184,278,642  $     219,258,472  $   222,953,296
                                     ---------------  -----------------  ---------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............              N/A                N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............              N/A                N/A              N/A
  SHARES REDEEMED - CLASS A........              N/A                N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............              N/A                N/A              N/A
  SHARES SOLD - CLASS B............              N/A                N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............              N/A                N/A              N/A
  SHARES REDEEMED - CLASS B........              N/A                N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............              N/A                N/A              N/A
  SHARES SOLD - CLASS C............              N/A                N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS C............              N/A                N/A              N/A
  SHARES REDEEMED - CLASS C........              N/A                N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............              N/A                N/A              N/A
  SHARES SOLD - INSTITUTIONAL
    CLASS..........................        1,670,636            215,513        3,498,378
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - INSTITUTIONAL
    CLASS..........................           63,216              5,243           82,447
  SHARES REDEEMED - INSTITUTIONAL
    CLASS..........................       (4,764,112)          (228,040)      (1,992,667)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................       (3,030,260)            (7,284)       1,588,158
ENDING BALANCE OF UNDISTRIBUTED
  (OVERDISTRIBUTED) NET INVESTMENT
  INCOME...........................  $          (205) $              (5) $            (5)
                                     ---------------  -----------------  ---------------

TAX-FREE FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           MINNESOTA
                                                            TAX-FREE
                                     ------------------------------------------------------
                                             FOR THE               FOR THE          FOR THE
                                          YEAR ENDED       ONE MONTH ENDED       YEAR ENDED
                                       JUNE 30, 2000         JUNE 30, 1999     MAY 31, 1999
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $    85,701,768  $         87,008,863  $    70,881,856
                                     ---------------  --------------------  ---------------
OPERATIONS:
  NET INVESTMENT INCOME............        3,868,104               319,580        3,491,338
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........       (2,829,880)             (162,826)         216,836
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS IN FOREIGN CURRENCY.....       (1,771,399)           (1,579,990)        (920,274)
                                     ---------------  --------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................         (733,175)           (1,423,236)       2,787,900
                                     ---------------  --------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................       (1,737,424)             (145,466)      (1,672,985)
    CLASS B........................         (830,543)              (69,305)        (758,676)
    CLASS C........................              N/A                   N/A              N/A
    INSTITUTIONAL CLASS............       (1,300,042)             (104,809)      (1,061,276)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................          (32,911)                    0          (32,277)
    CLASS B........................          (17,746)                    0          (17,801)
    CLASS C........................              N/A                   N/A              N/A
    INSTITUTIONAL CLASS ...........          (24,116)                    0          (20,012)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................        3,934,438               431,418        9,934,681
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................        1,192,042               102,632        1,117,394
  COST OF SHARES REDEEMED -
    CLASS A........................      (10,666,114)             (887,055)      (6,075,592)
                                     ---------------  --------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....       (5,539,634)             (353,005)       4,976,483
                                     ---------------  --------------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................        1,641,458               744,032        7,870,849
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................          652,262                52,334          531,439
  COST OF SHARES REDEEMED -
    CLASS B........................       (5,557,420)             (491,100)      (3,243,082)
                                     ---------------  --------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....       (3,263,700)              305,266        5,159,206
                                     ---------------  --------------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................              N/A                   N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................              N/A                   N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS C........................              N/A                   N/A              N/A
                                     ---------------  --------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....              N/A                   N/A              N/A
                                     ---------------  --------------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............        5,562,227               929,145       10,924,972
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............          285,989                31,248          290,837
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............       (9,094,371)             (476,933)      (4,449,364)
                                     ---------------  --------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............       (3,246,155)              483,460        6,766,445
                                     ---------------  --------------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................      (16,725,446)           (1,307,095)      16,127,007
                                     ---------------  --------------------  ---------------
NET ASSETS:
ENDING NET ASSETS..................  $    68,976,322  $         85,701,768  $    87,008,863
                                     ---------------  --------------------  ---------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............          385,492                39,870          922,167
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............          117,165                 9,556           83,650
  SHARES REDEEMED - CLASS A........       (1,057,167)              (82,316)        (556,377)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............         (554,510)              (32,890)         449,440
  SHARES SOLD - CLASS B............          160,485                68,928          719,314
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............           64,148                 4,869           36,310
  SHARES REDEEMED - CLASS B........         (546,300)              (45,705)        (292,516)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............         (321,667)               28,092          463,108
  SHARES SOLD - CLASS C............              N/A                   N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS C............              N/A                   N/A              N/A
  SHARES REDEEMED - CLASS C........              N/A                   N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............              N/A                   N/A              N/A
  SHARES SOLD - INSTITUTIONAL
    CLASS..........................          545,794                85,769          987,346
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - INSTITUTIONAL
    CLASS..........................           28,069                 2,910           21,678
  SHARES REDEEMED - INSTITUTIONAL
    CLASS..........................         (900,276)              (44,102)        (398,588)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................         (326,413)               44,577          610,436
ENDING BALANCE OF UNDISTRIBUTED
  (OVERDISTRIBUTED) NET INVESTMENT
  INCOME...........................  $       (43,265) $            (43,360) $       (43,360)
                                     ---------------  --------------------  ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                     NATIONAL LIMITED TERM                                NATIONAL
                                                            TAX-FREE                                    TAX-FREE(1)
                                     ------------------------------------------------------  ----------------------------------
                                             FOR THE            FOR THE             FOR THE          FOR THE            FOR THE
                                          YEAR ENDED    ONE MONTH ENDED          YEAR ENDED       YEAR ENDED    ONE MONTH ENDED
                                       JUNE 30, 2000      JUNE 30, 1999        MAY 31, 1999    JUNE 30, 2000      JUNE 30, 1999
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $    84,419,071  $      88,222,898  $       54,602,408  $   363,928,758  $     373,118,072
                                     ---------------  -----------------  ------------------  ---------------  -----------------
OPERATIONS:
  NET INVESTMENT INCOME............        3,306,146            300,819           2,934,614       19,528,807          1,526,222
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........       (1,078,958)          (363,274)           (145,267)     (19,915,513)        (1,458,879)
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS IN FOREIGN CURRENCY.....         (388,630)          (875,731)           (415,646)       1,543,307         (6,408,070)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................        1,838,558           (938,186)          2,373,701        1,156,601         (6,340,727)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................              N/A                N/A                 N/A       (3,181,160)          (176,731)
    CLASS B........................              N/A                N/A                 N/A         (876,865)           (63,322)
    CLASS C........................              N/A                N/A                 N/A         (187,671)               N/A
    INSTITUTIONAL CLASS............       (3,306,146)          (300,819)         (2,995,851)     (15,039,374)        (1,286,169)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................              N/A                N/A                 N/A          (43,130)                 0
    CLASS B........................              N/A                N/A                 N/A          (18,315)                 0
    CLASS C........................              N/A                N/A                 N/A                0                N/A
    INSTITUTIONAL CLASS ...........                0                  0                   0         (301,508)                 0
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................              N/A                N/A                 N/A       43,355,427            685,836
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................              N/A                N/A                 N/A        2,051,190            128,450
  COST OF SHARES REDEEMED -
    CLASS A........................              N/A                N/A                 N/A      (20,100,726)        (1,410,303)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....              N/A                N/A                 N/A       25,305,891           (596,017)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................              N/A                N/A                 N/A        7,761,458            372,744
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................              N/A                N/A                 N/A          663,859             48,648
  COST OF SHARES REDEEMED -
    CLASS B........................              N/A                N/A                 N/A       (7,012,725)          (137,275)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....              N/A                N/A                 N/A        1,412,592            284,117
                                     ---------------  -----------------  ------------------  ---------------  -----------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................              N/A                N/A                 N/A        9,189,050                N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................              N/A                N/A                 N/A           96,394                N/A
  COST OF SHARES REDEEMED -
    CLASS C........................              N/A                N/A                 N/A       (3,651,063)               N/A
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....              N/A                N/A                 N/A        5,634,381                N/A
                                     ---------------  -----------------  ------------------  ---------------  -----------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............       23,539,664          1,429,530          54,231,330       39,468,399          4,618,493
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............          996,167             98,855             707,065        1,398,797            125,372
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............      (44,817,894)        (4,093,207)        (20,695,755)     (85,234,513)        (5,754,330)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............      (20,282,063)        (2,564,822)         34,242,640      (44,367,317)        (1,010,465)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................      (21,749,651)        (3,803,827)         33,620,490      (30,505,875)        (9,189,314)
                                     ---------------  -----------------  ------------------  ---------------  -----------------
NET ASSETS:
ENDING NET ASSETS..................  $    62,669,420  $      84,419,071  $       88,222,898  $   333,422,883  $     363,928,758
                                     ---------------  -----------------  ------------------  ---------------  -----------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............              N/A                N/A                 N/A        4,440,086             71,172
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............              N/A                N/A                 N/A          211,575             12,666
  SHARES REDEEMED - CLASS A........              N/A                N/A                 N/A       (2,081,131)          (141,758)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............              N/A                N/A                 N/A        2,570,530            (57,920)
  SHARES SOLD - CLASS B............              N/A                N/A                 N/A          793,763             36,374
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............              N/A                N/A                 N/A           68,407              4,760
  SHARES REDEEMED - CLASS B........              N/A                N/A                 N/A         (723,093)           (13,371)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............              N/A                N/A                 N/A          139,077             27,763
  SHARES SOLD - CLASS C............              N/A                N/A                 N/A          944,940                N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS C............              N/A                N/A                 N/A           10,033                N/A
  SHARES REDEEMED - CLASS C........              N/A                N/A                 N/A         (382,026)               N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............              N/A                N/A                 N/A          572,947                N/A
  SHARES SOLD - INSTITUTIONAL
    CLASS..........................        2,304,194            137,084           5,104,840        4,057,715            448,826
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - INSTITUTIONAL
    CLASS..........................           97,246              9,515              56,578          145,658             10,575
  SHARES REDEEMED - INSTITUTIONAL
    CLASS..........................       (4,382,417)          (391,925)         (1,944,631)      (8,813,155)          (560,492)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................       (1,980,977)          (245,326)          3,216,787       (4,609,782)          (101,091)
ENDING BALANCE OF UNDISTRIBUTED
  (OVERDISTRIBUTED) NET INVESTMENT
  INCOME...........................  $       (61,237) $         (61,237) $          (61,237) $       (62,137) $        (510,093)
                                     ---------------  -----------------  ------------------  ---------------  -----------------

                                        NATIONAL                   OREGON
                                       TAX-FREE(1)                TAX-FREE
                                     ---------------  --------------------------------
                                             FOR THE          FOR THE          FOR THE
                                          YEAR ENDED       YEAR ENDED       YEAR ENDED
                                        MAY 31, 1999    JUNE 30, 2000    JUNE 30, 1999
-----------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS...............  $   332,924,833  $    40,922,108  $    40,934,691
                                     ---------------  ---------------  ---------------
OPERATIONS:
  NET INVESTMENT INCOME............       17,369,474        1,843,559        1,805,891
  NET REALIZED GAIN (LOSS) ON SALE
    OF INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS..........        3,445,224         (496,513)         189,904
  NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION) OF
    INVESTMENTS AND TRANSLATION OF
    ASSETS IN FOREIGN CURRENCY.....       (7,184,375)      (1,760,899)      (1,393,782)
                                     ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................       13,630,323         (413,853)         602,013
                                     ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A........................       (2,067,331)      (1,160,627)      (1,197,210)
    CLASS B........................         (551,723)        (424,871)        (301,568)
    CLASS C........................              N/A              N/A              N/A
    INSTITUTIONAL CLASS............      (14,750,632)        (260,637)        (307,113)
  NET REALIZED GAIN ON SALE OF
    INVESTMENTS
    CLASS A........................          (44,165)         (28,470)        (413,064)
    CLASS B........................          (11,881)         (12,727)        (126,475)
    CLASS C........................              N/A              N/A              N/A
    INSTITUTIONAL CLASS ...........         (278,688)          (6,545)        (109,685)
CAPITAL SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD -
    CLASS A........................       26,792,072        2,180,440        1,368,772
  REINVESTMENT OF DIVIDENDS -
    CLASS A........................        1,475,236          861,846        1,298,287
  COST OF SHARES REDEEMED -
    CLASS A........................      (19,489,915)      (5,160,612)      (4,274,901)
                                     ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A.....        8,777,393       (2,118,326)      (1,607,842)
                                     ---------------  ---------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS B........................        7,878,776        2,202,051        4,533,417
  REINVESTMENT OF DIVIDENDS -
    CLASS B........................          398,550          308,303          351,827
  COST OF SHARES REDEEMED -
    CLASS B........................       (1,152,002)      (2,350,772)        (300,137)
                                     ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B.....        7,125,324          159,582        4,585,107
                                     ---------------  ---------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    CLASS C........................              N/A              N/A              N/A
  REINVESTMENT OF DIVIDENDS -
    CLASS C........................              N/A              N/A              N/A
  COST OF SHARES REDEEMED -
    CLASS C........................              N/A              N/A              N/A
                                     ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C.....              N/A              N/A              N/A
                                     ---------------  ---------------  ---------------
  PROCEEDS FROM SHARES SOLD -
    INSTITUTIONAL CLASS............       69,131,581          722,410          862,300
  REINVESTMENT OF DIVIDENDS -
    INSTITUTIONAL CLASS............        1,553,614           53,545          146,566
  COST OF SHARES REDEEMED -
    INSTITUTIONAL CLASS............      (42,320,576)      (2,230,377)      (2,145,612)
                                     ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS..............       28,364,619       (1,454,422)      (1,136,746)
                                     ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................       40,193,239       (5,720,896)         (12,583)
                                     ---------------  ---------------  ---------------
NET ASSETS:
ENDING NET ASSETS..................  $   373,118,072  $    35,201,212  $    40,922,108
                                     ---------------  ---------------  ---------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A............        2,543,283          141,282           81,285
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A............          113,579           56,353           77,202
  SHARES REDEEMED - CLASS A........       (1,832,413)        (338,071)        (254,935)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS A............          824,449         (140,436)         (96,448)
  SHARES SOLD - CLASS B............          747,909          231,190          440,990
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS B............           31,924           32,908           34,192
  SHARES REDEEMED - CLASS B........         (108,363)        (252,015)         (29,617)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS B............          671,470           12,083         (445,565)
  SHARES SOLD - CLASS C............              N/A              N/A              N/A
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS C............              N/A              N/A              N/A
  SHARES REDEEMED - CLASS C........              N/A              N/A              N/A
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - CLASS C............              N/A              N/A              N/A
  SHARES SOLD - INSTITUTIONAL
    CLASS..........................        6,519,161           46,405           51,084
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - INSTITUTIONAL
    CLASS..........................          124,119            3,489            8,705
  SHARES REDEEMED - INSTITUTIONAL
    CLASS..........................       (3,983,394)        (145,876)        (127,946)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING - INSTITUTIONAL
  CLASS............................        2,659,886          (95,982)         (68,157)
ENDING BALANCE OF UNDISTRIBUTED
  (OVERDISTRIBUTED) NET INVESTMENT
  INCOME...........................  $      (510,093) $        (2,576) $             0
                                     ---------------  ---------------  ---------------

TAX-FREE FUNDS                      NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $31,626,642 for Class A, and "Shares sold" includes 2,178,156 for Class A as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $4,031,558 for Class B, and "Shares sold" includes 420,942 for Class B as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $6,381,434 for Class C, and "Shares sold" includes 666,174 for Class C as a result of the consolidation of the Stagecoach National Tax-Free Fund. "Proceeds from shares sold" includes $7,014,140 for Institutional Class, and "Shares sold" includes 483,117 for Institutional Class as a result of the consolidation of the Stagecoach National Tax-Free Fund.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                               NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                   SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.22       0.47         (0.44)       (0.47)        (0.02)
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.79       0.46         (0.38)       (0.46)        (0.19)
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.77       0.12          0.02        (0.12)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.44       0.46          0.53        (0.46)        (0.20)
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.45       0.24         (0.01)       (0.24)         0.00
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........   $ 10.71       0.48         (0.09)       (0.48)        (0.17)
JUNE 1, 1995 TO SEPTEMBER 30, 1995(5) .......   $ 10.68       0.17          0.06        (0.20)         0.00
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $  9.86       0.39         (0.43)       (0.39)        (0.02)
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.40       0.37         (0.35)       (0.37)        (0.19)
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.39       0.09          0.01        (0.09)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.07       0.37          0.51        (0.37)        (0.19)
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.07       0.11          0.00        (0.11)         0.00
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...   $ 10.00       0.01          0.07        (0.01)         0.00
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.23       0.49         (0.45)       (0.49)        (0.02)
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.79       0.47         (0.37)       (0.47)        (0.19)
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.78       0.12          0.01        (0.12)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.44       0.49          0.54        (0.49)        (0.20)
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.44       0.25          0.00        (0.25)         0.00
OCTOBER 1, 1995(6) TO SEPTEMBER 30, 1996.....   $ 10.71       0.49         (0.10)       (0.49)        (0.17)

CALIFORNIA LIMITED TERM TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.23       0.40         (0.04)       (0.40)        (0.05)
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.44       0.39         (0.09)       (0.39)        (0.12)
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.44       0.10          0.00        (0.10)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.27       0.39          0.20        (0.39)        (0.03)
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.26       0.19          0.01        (0.19)         0.00
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(7) ....   $ 10.35       0.29         (0.09)       (0.29)         0.00
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $  9.84       0.38          0.51        (0.38)         0.00
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.07       0.41         (0.04)       (0.41)        (0.05)
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.27       0.39         (0.08)       (0.39)        (0.12)
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.27       0.10          0.00        (0.10)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.11       0.39          0.19        (0.39)        (0.03)
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.10       0.19          0.01        (0.19)         0.00
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...   $ 10.06       0.02          0.04        (0.02)         0.00

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 11.00       0.52         (0.20)       (0.52)        (0.03)
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.38       0.51         (0.23)       (0.51)        (0.15)
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.32       0.26          0.06        (0.26)         0.00
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 10.97       0.54          0.42        (0.54)        (0.07)
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 11.34       0.57         (0.13)       (0.57)        (0.24)
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 10.67       0.63          1.08        (0.63)        (0.41)
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $ 11.22       0.45         (0.22)       (0.45)        (0.03)
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.60       0.44         (0.23)       (0.44)        (0.15)
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.54       0.23          0.06        (0.23)         0.00
DECEMBER 15, 1997(6) TO DECEMBER 31, 1997....   $ 11.51       0.02          0.03        (0.02)         0.00
CLASS C(9)
JULY 1, 1999 TO JUNE 30, 2000................   $ 11.22       0.45         (0.22)       (0.45)        (0.03)
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.60       0.44         (0.23)       (0.44)        (0.15)
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.54       0.23          0.06        (0.23)         0.00
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 11.19       0.47          0.42        (0.47)        (0.07)
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 11.57       0.49         (0.13)       (0.49)        (0.25)
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 10.88       0.56          1.10        (0.56)        (0.41)
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 11.03       0.54         (0.21)       (0.54)        (0.03)
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.40       0.52         (0.22)       (0.52)        (0.15)
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.35       0.26          0.05        (0.26)         0.00
DECEMBER 15, 1997(6) TO DECEMBER 31, 1997....   $ 11.32       0.03          0.03        (0.03)         0.00

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                  ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET  ---------------------------------------------
                                               VALUE PER  NET INVESTMENT            NET           GROSS
                                                   SHARE          INCOME       EXPENSES     EXPENSES(1)
-------------------------------------------------------------------------------------------------------

ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $  9.76          4.89%            0.73%          1.21%
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.22          4.28%            0.77%          1.61%
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.79          4.31%            0.73%          1.68%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.77          4.32%            0.64%          1.77%
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.44          4.54%            0.60%          1.58%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........   $ 10.45          4.45%            0.78%          1.46%
JUNE 1, 1995 TO SEPTEMBER 30, 1995(5) .......   $ 10.71          4.73%            0.45%          1.35%
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $  9.41          4.15%            1.46%          1.99%
JULY 1, 1998 TO JUNE 30, 1999................   $  9.86          3.57%            1.49%          2.95%
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.40          3.59%            1.45%          2.62%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.39          3.49%            1.37%          3.26%
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.07          3.83%            1.30%          2.96%
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...   $ 10.07          3.59%            1.16%          1.81%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $  9.76          5.04%            0.59%          0.94%
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.23          4.33%            0.72%          1.46%
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.79          4.36%            0.68%          1.55%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.78          4.52%            0.44%          1.55%
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.44          4.73%            0.40%          1.50%
OCTOBER 1, 1995(6) TO SEPTEMBER 30, 1996.....   $ 10.44          4.63%            0.48%          1.20%

CALIFORNIA LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.14          3.98%            0.75%          1.31%
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.23          3.70%            0.75%          1.42%
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.44          3.72%            0.75%          1.44%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.44          3.78%            0.68%          1.29%
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.27          3.73%            0.65%          1.18%
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(7) ....   $ 10.26          3.83%            0.65%          1.14%
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 10.35          3.70%            0.65%          1.22%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $  9.98          4.07%            0.63%          1.07%
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.07          3.75%            0.70%          1.30%
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........   $ 10.27          3.77%            0.70%          1.40%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.27          3.84%            0.62%          1.17%
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........   $ 10.11          3.73%            0.60%          1.05%
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...   $ 10.10          3.06%            0.55%          0.92%

CALIFORNIA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.77          4.89%            0.77%          1.01%
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.00          4.45%            0.77%          1.10%
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.38          4.63%            0.75%          1.11%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 11.32          4.84%            0.74%          0.89%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 10.97          5.08%            0.71%          0.82%
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 11.34          5.59%            0.58%          0.78%
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.97          4.16%            1.50%          1.74%
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.22          3.74%            1.47%          1.84%
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.60          3.90%            1.45%          1.82%
DECEMBER 15, 1997(6) TO DECEMBER 31, 1997....   $ 11.54          3.95%            1.44%          1.76%
CLASS C(9)
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.97          4.15%            1.50%          1.73%
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.22          3.71%            1.47%          1.81%
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.60          3.90%            1.45%          1.78%
JANUARY 1, 1997 TO DECEMBER 31, 1997.........   $ 11.54          4.19%            1.48%          1.63%
JANUARY 1, 1996 TO DECEMBER 31, 1996.........   $ 11.19          4.33%            1.46%          1.59%
JANUARY 1, 1995 TO DECEMBER 31, 1995.........   $ 11.57          4.87%            1.30%          1.57%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.79          5.02%            0.63%          0.80%
JULY 1, 1998 TO JUNE 30, 1999................   $ 11.03          4.50%            0.72%          1.01%
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........   $ 11.40          4.69%            0.69%          0.98%
DECEMBER 15, 1997(6) TO DECEMBER 31, 1997....   $ 11.35          4.79%            0.63%          0.92%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
ARIZONA TAX-FREE FUND
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................     0.52%             32%          $   3,939
JULY 1, 1998 TO JUNE 30, 1999................     0.66%             56%          $   5,219
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........     1.27%             14%          $   5,383
APRIL 1, 1997 TO MARCH 31, 1998..............     9.67%            127%          $   5,467
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........     2.18%             77%          $   5,744
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........     3.60%             42%          $   7,331
JUNE 1, 1995 TO SEPTEMBER 30, 1995(5) .......     2.15%             62%          $  24,622
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................    (0.29)%            32%          $   2,592
JULY 1, 1998 TO JUNE 30, 1999................     0.00%             56%          $   1,582
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........     1.00%             14%          $   1,683
APRIL 1, 1997 TO MARCH 31, 1998..............     8.90%            127%          $   1,546
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........     1.90%             77%          $     182
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...     0.76%             42%          $      20
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     0.57%             32%          $   9,473
JULY 1, 1998 TO JUNE 30, 1999................     0.76%             56%          $   9,556
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........     1.19%             14%          $  10,995
APRIL 1, 1997 TO MARCH 31, 1998..............     9.99%            127%          $  12,029
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........     2.38%             77%          $  14,349
OCTOBER 1, 1995(6) TO SEPTEMBER 30, 1996.....     3.74%             42%          $  15,577
CALIFORNIA LIMITED TERM TAX-FREE FUND
---------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................     3.67%             60%          $  34,015
JULY 1, 1998 TO JUNE 30, 1999................     2.84%             68%          $  41,299
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........     0.93%              2%          $  54,169
APRIL 1, 1997 TO MARCH 31, 1998..............     5.92%             88%          $  59,011
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........     1.97%             14%          $  67,647
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(7) ....     2.01%             48%          $  82,359
JANUARY 1, 1995 TO DECEMBER 31, 1995.........     9.14%             31%          $  77,965
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     3.79%             60%          $   4,474
JULY 1, 1998 TO JUNE 30, 1999................     2.96%             68%          $   7,633
APRIL 1, 1998 TO JUNE 30, 1998(3) ...........     0.94%              2%          $   7,559
APRIL 1, 1997 TO MARCH 31, 1998..............     5.91%             88%          $   7,069
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ........     2.00%             14%          $   7,061
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...     0.60%             48%          $  10,066
CALIFORNIA TAX-FREE FUND
---------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................     3.10%             35%          $ 385,746
JULY 1, 1998 TO JUNE 30, 1999................     2.38%             17%          $ 461,574
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........     2.86%             15%          $ 499,720
JANUARY 1, 1997 TO DECEMBER 31, 1997.........     9.16%             12%          $ 509,844
JANUARY 1, 1996 TO DECEMBER 31, 1996.........     4.03%             19%          $ 239,703
JANUARY 1, 1995 TO DECEMBER 31, 1995.........    16.38%             38%          $ 268,352
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................     2.21%             35%          $ 116,376
JULY 1, 1998 TO JUNE 30, 1999................     1.69%             17%          $ 129,699
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........     2.49%             15%          $  99,784
DECEMBER 15, 1997(6) TO DECEMBER 31, 1997....     0.45%             12%          $  77,792
CLASS C(9)
JULY 1, 1999 TO JUNE 30, 2000................     2.21%             35%          $  16,959
JULY 1, 1998 TO JUNE 30, 1999................     1.69%             17%          $  22,251
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........     2.49%             15%          $   8,249
JANUARY 1, 1997 TO DECEMBER 31, 1997.........     8.11%             12%          $   5,860
JANUARY 1, 1996 TO DECEMBER 31, 1996.........     3.24%             19%          $   6,506
JANUARY 1, 1995 TO DECEMBER 31, 1995.........    15.58%             38%          $   7,063
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     3.16%             35%          $  47,263
JULY 1, 1998 TO JUNE 30, 1999................     2.46%             17%          $  73,625
JANUARY 1, 1998 TO JUNE 30, 1998(8) .........     2.80%             15%          $  82,577
DECEMBER 15, 1997(6) TO DECEMBER 31, 1997....     0.49%             12%          $  84,113

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                               NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                   SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.30       0.54         (0.46)       (0.54)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.55       0.04         (0.25)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.69       0.51         (0.10)       (0.51)        (0.04)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.22       0.53          0.47        (0.53)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.89       0.54          0.33        (0.54)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.90       0.53         (0.01)       (0.53)         0.00
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.31       0.46         (0.45)       (0.46)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.56       0.04         (0.25)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.71       0.43         (0.11)       (0.43)        (0.04)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.23       0.45          0.48        (0.45)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.90       0.47          0.33        (0.47)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.91       0.46         (0.01)       (0.46)         0.00
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.30       0.54         (0.45)       (0.54)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.55       0.04         (0.25)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.69       0.51         (0.10)       (0.51)        (0.04)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.22       0.53          0.47        (0.53)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.89       0.54          0.33        (0.54)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.90       0.53         (0.01)       (0.53)         0.00

MINNESOTA INTERMEDIATE TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $  9.75       0.48         (0.28)       (0.48)         0.00
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $  9.91       0.04         (0.16)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.03       0.49         (0.09)       (0.49)        (0.03)
OCTOBER 1, 1997(6) TO MAY 31, 1998...........   $ 10.00       0.33          0.03        (0.33)         0.00

MINNESOTA TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.74       0.53         (0.55)       (0.53)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.96       0.04         (0.22)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 11.05       0.51         (0.08)       (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.57       0.53          0.48        (0.53)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.30       0.54          0.27        (0.54)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $ 10.45       0.56         (0.15)       (0.56)         0.00
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.74       0.46         (0.55)       (0.46)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.96       0.04         (0.22)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 11.05       0.43         (0.08)       (0.43)        (0.01)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.57       0.45          0.48        (0.45)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.30       0.46          0.27        (0.46)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $ 10.44       0.48         (0.14)       (0.48)         0.00
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.74       0.53         (0.55)       (0.53)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.96       0.04         (0.22)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 11.05       0.52         (0.09)       (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.57       0.53          0.48        (0.53)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.30       0.54          0.27        (0.54)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $ 10.45       0.56         (0.15)       (0.56)         0.00

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                  ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET  ---------------------------------------------
                                               VALUE PER  NET INVESTMENT            NET           GROSS
                                                   SHARE          INCOME       EXPENSES     EXPENSES(1)
-------------------------------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $  9.83          5.43%            0.60%          1.03%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.30          4.94%            0.60%          1.08%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.55          4.71%            0.60%          1.02%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.69          5.00%            0.60%          1.04%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.22          5.36%            0.45%          1.14%
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.89          5.30%            0.30%          1.13%
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $  9.85          4.65%            1.35%          1.89%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.31          4.17%            1.35%          2.08%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.56          3.96%            1.35%          2.03%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.71          4.24%            1.35%          2.04%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.23          4.60%            1.20%          2.15%
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.90          4.64%            1.05%          2.16%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $  9.84          5.42%            0.60%          0.86%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.30          4.93%            0.60%          1.08%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.55          4.71%            0.60%          0.99%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.69          5.01%            0.60%          1.01%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.22          5.35%            0.45%          1.13%
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.89          5.30%            0.30%          1.13%

MINNESOTA INTERMEDIATE TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $  9.47          5.05%            0.60%          0.68%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $  9.75          4.94%            0.60%          0.72%
JUNE 1, 1998 TO MAY 31, 1999.................   $  9.91          4.84%            0.60%          0.68%
OCTOBER 1, 1997(6) TO MAY 31, 1998...........   $ 10.03          5.02%            0.60%          0.72%

MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.18          5.23%            0.60%          1.07%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.74          4.71%            0.60%          1.11%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.96          4.61%            0.60%          1.03%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 11.05          4.83%            0.60%          1.07%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.57          5.11%            0.60%          1.21%
JUNE 1, 1995 TO MAY 31, 1996.................   $ 10.30          5.26%            0.48%          1.26%
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.18          4.47%            1.35%          1.93%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.74          3.93%            1.35%          2.11%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.96          3.85%            1.35%          2.04%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 11.05          4.07%            1.35%          2.08%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.57          4.35%            1.34%          2.21%
JUNE 1, 1995 TO MAY 31, 1996.................   $ 10.30          4.51%            1.23%          2.29%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.18          5.22%            0.60%          0.91%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.74          4.69%            0.60%          1.11%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.96          4.62%            0.60%          1.00%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 11.05          4.84%            0.60%          1.04%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.57          5.12%            0.60%          1.23%
JUNE 1, 1995 TO MAY 31, 1996.................   $ 10.30          5.24%            0.51%          1.30%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
COLORADO TAX-FREE FUND
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................     0.87%            106%          $  39,280
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.97)%            11%          $  39,066
JUNE 1, 1998 TO MAY 31, 1999.................     3.79%             77%          $  39,958
JUNE 1, 1997 TO MAY 31, 1998.................     9.96%             70%          $  34,254
JUNE 1, 1996 TO MAY 31, 1997.................     9.00%            129%          $  27,806
JUNE 1, 1995 TO MAY 31, 1996.................     5.35%            171%          $  26,991
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................     0.22%            106%          $   6,842
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (2.03)%            11%          $  10,959
JUNE 1, 1998 TO MAY 31, 1999.................     2.92%             77%          $  10,909
JUNE 1, 1997 TO MAY 31, 1998.................     9.25%             70%          $   9,156
JUNE 1, 1996 TO MAY 31, 1997.................     8.19%            129%          $   7,218
JUNE 1, 1995 TO MAY 31, 1996.................     4.56%            171%          $   6,400
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     0.97%            106%          $  44,161
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.97)%            11%          $  49,101
JUNE 1, 1998 TO MAY 31, 1999.................     3.79%             77%          $  48,926
JUNE 1, 1997 TO MAY 31, 1998.................     9.97%             70%          $  32,342
JUNE 1, 1996 TO MAY 31, 1997.................     9.00%            129%          $  25,917
JUNE 1, 1995 TO MAY 31, 1996.................     5.35%            171%          $  24,074
MINNESOTA INTERMEDIATE TAX-FREE FUND
---------------------------------------------
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     2.17%             29%          $ 184,279
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.21)%             1%          $ 219,258
JUNE 1, 1998 TO MAY 31, 1999.................     3.95%             20%          $ 222,953
OCTOBER 1, 1997(6) TO MAY 31, 1998...........     3.61%             15%          $ 209,685
MINNESOTA TAX-FREE FUND
---------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................    (0.02)%            69%          $  29,551
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.63)%             2%          $  37,139
JUNE 1, 1998 TO MAY 31, 1999.................     3.96%             25%          $  38,255
JUNE 1, 1997 TO MAY 31, 1998.................     9.71%             68%          $  33,597
JUNE 1, 1996 TO MAY 31, 1997.................     7.98%             97%          $  25,739
JUNE 1, 1995 TO MAY 31, 1996.................     3.97%             77%          $  26,610
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................    (0.76)%            69%          $  16,974
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.69)%             2%          $  21,366
JUNE 1, 1998 TO MAY 31, 1999.................     3.18%             25%          $  21,493
JUNE 1, 1997 TO MAY 31, 1998.................     8.89%             68%          $  16,549
JUNE 1, 1996 TO MAY 31, 1997.................     7.18%             97%          $  11,128
JUNE 1, 1995 TO MAY 31, 1996.................     3.28%             77%          $   8,825
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................    (0.02)%            69%          $  22,451
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.63)%             2%          $  27,197
JUNE 1, 1998 TO MAY 31, 1999.................     3.96%             25%          $  27,261
JUNE 1, 1997 TO MAY 31, 1998.................     9.71%             68%          $  20,736
JUNE 1, 1996 TO MAY 31, 1997.................     7.98%             97%          $  11,135
JUNE 1, 1995 TO MAY 31, 1996.................     3.97%             77%          $   3,988

TAX-FREE FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        NET REALIZED
                                               BEGINNING                         AND   DIVIDENDS  DISTRIBUTIONS
                                               NET ASSET         NET      UNREALIZED    FROM NET       FROM NET
                                               VALUE PER  INVESTMENT  GAIN (LOSS) ON  INVESTMENT       REALIZED
                                                   SHARE      INCOME     INVESTMENTS      INCOME          GAINS
---------------------------------------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.39       0.47         (0.20)       (0.47)         0.00
JUNE ]1, 1999 TO JUNE 30, 1999(10)...........   $ 10.54       0.04         (0.15)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.59       0.46         (0.04)       (0.47)         0.00
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.39       0.47          0.21        (0.47)        (0.01)
OCTOBER 1, 1996(6) TO MAY 31, 1997...........   $ 10.00       0.31          0.39        (0.31)         0.00

NATIONAL TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.22       0.54         (0.50)       (0.53)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.44       0.04         (0.22)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.54       0.52         (0.10)       (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.05       0.53          0.49        (0.53)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.78       0.54          0.27        (0.54)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.82       0.55         (0.04)       (0.55)         0.00
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.22       0.46         (0.50)       (0.45)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.44       0.04         (0.22)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.54       0.44         (0.10)       (0.43)        (0.01)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.05       0.46          0.48        (0.45)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.78       0.46          0.27        (0.46)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.82       0.48         (0.04)       (0.48)         0.00
CLASS C
NOVEMBER 8, 1999(6) TO JUNE 30, 2000.........   $  9.79       0.30         (0.06)       (0.30)         0.00
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.22       0.55         (0.49)       (0.54)        (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.44       0.04         (0.22)       (0.04)         0.00
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.54       0.52         (0.10)       (0.51)        (0.01)
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.06       0.53          0.48        (0.53)         0.00
JUNE 1, 1996 TO MAY 31, 1997.................   $  9.78       0.54          0.28        (0.54)         0.00
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.82       0.55         (0.04)       (0.55)         0.00

OREGON TAX-FREE FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 16.10       0.77         (0.86)       (0.77)        (0.02)
JULY 1, 1998 TO JUNE 30, 1999................   $ 16.82       0.75         (0.47)       (0.75)        (0.25)
APRIL 1, 1998 TO JUNE 30, 1998(3)............   $ 16.81       0.18          0.01        (0.18)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 16.29       0.76          0.81        (0.76)        (0.29)
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........   $ 16.42       0.37         (0.10)       (0.37)        (0.03)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........   $ 16.38       0.79          0.04        (0.79)         0.00
JUNE 1, 1995 TO SEPTEMBER 30, 1995(5)........   $ 16.47       0.28         (0.08)       (0.29)         0.00
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $  9.86       0.40         (0.52)       (0.40)        (0.01)
JULY 1, 1998 TO JUNE 30, 1999................   $ 10.31       0.37         (0.29)       (0.37)        (0.16)
APRIL 1, 1998 TO JUNE 30, 1998(3)............   $ 10.30       0.09          0.01        (0.09)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.00       0.39          0.47        (0.39)        (0.17)
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........   $ 10.07       0.17         (0.05)       (0.17)        (0.02)
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...   $ 10.00       0.00          0.07         0.00          0.00
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 16.10       0.79         (0.86)       (0.79)        (0.02)
JULY 1, 1998 TO JUNE 30, 1999................   $ 16.82       0.76         (0.47)       (0.76)        (0.25)
APRIL 1, 1998 TO JUNE 30, 1998(3)............   $ 16.81       0.19          0.01        (0.19)         0.00
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 16.28       0.79          0.82        (0.79)        (0.29)
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........   $ 16.42       0.39         (0.11)       (0.39)        (0.03)
OCTOBER 1, 1995(6) TO SEPTEMBER 30, 1996.....   $ 16.38       0.72          0.04        (0.72)         0.00

FINANCIAL HIGHLIGHTS                                              TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                  ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET  ---------------------------------------------
                                               VALUE PER  NET INVESTMENT            NET           GROSS
                                                   SHARE          INCOME       EXPENSES     EXPENSES(1)
-------------------------------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 10.19          4.53%            0.61%          0.86%
JUNE ]1, 1999 TO JUNE 30, 1999(10)...........   $ 10.39          4.25%            0.65%          1.12%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.54          4.26%            0.65%          1.04%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.59          4.47%            0.65%          1.03%
OCTOBER 1, 1996(6) TO MAY 31, 1997...........   $ 10.39          4.45%            0.65%          1.27%

NATIONAL TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $  9.72          5.48%            0.75%          0.95%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.22          5.10%            0.60%          1.02%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.44          4.81%            0.60%          0.98%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.54          5.09%            0.60%          0.99%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.05          5.41%            0.50%          1.06%
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.78          5.54%            0.40%          1.06%
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $  9.72          4.72%            1.48%          1.78%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.22          4.34%            1.35%          2.11%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.44          4.05%            1.35%          2.01%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.54          4.31%            1.35%          2.05%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.05          4.64%            1.26%          2.15%
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.78          4.77%            1.14%          2.21%
CLASS C
NOVEMBER 8, 1999(6) TO JUNE 30, 2000.........   $  9.73          4.75%            1.55%          1.68%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $  9.73          5.58%            0.60%          0.77%
JUNE 1, 1999 TO JUNE 30, 1999(10)............   $ 10.22          5.09%            0.60%          0.95%
JUNE 1, 1998 TO MAY 31, 1999.................   $ 10.44          4.83%            0.60%          0.91%
JUNE 1, 1997 TO MAY 31, 1998.................   $ 10.54          5.09%            0.60%          0.92%
JUNE 1, 1996 TO MAY 31, 1997.................   $ 10.06          5.40%            0.50%          1.03%
JUNE 1, 1995 TO MAY 31, 1996.................   $  9.78          5.57%            0.32%          1.06%

OREGON TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................   $ 15.22          5.02%            0.73%          1.21%
JULY 1, 1998 TO JUNE 30, 1999................   $ 16.10          4.44%            0.67%          1.32%
APRIL 1, 1998 TO JUNE 30, 1998(3)............   $ 16.82          4.41%            0.67%          1.29%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 16.81          4.54%            0.62%          1.36%
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........   $ 16.29          4.52%            0.60%          1.31%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........   $ 16.42          4.87%            0.85%          1.15%
JUNE 1, 1995 TO SEPTEMBER 30, 1995(5)........   $ 16.38          5.01%            0.70%          1.01%
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................   $  9.33          4.24%            1.51%          1.96%
JULY 1, 1998 TO JUNE 30, 1999................   $  9.86          3.59%            1.51%          2.14%
APRIL 1, 1998 TO JUNE 30, 1998(3)............   $ 10.31          3.48%            1.51%          2.10%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 10.30          3.56%            1.43%          2.39%
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........   $ 10.00          3.23%            1.30%          2.15%
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...   $ 10.07          1.83%            0.00%          0.00%
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................   $ 15.22          5.14%            0.61%          1.02%
JULY 1, 1998 TO JUNE 30, 1999................   $ 16.10          4.49%            0.62%          1.32%
APRIL 1, 1998 TO JUNE 30, 1998(3)............   $ 16.82          4.46%            0.62%          1.26%
APRIL 1, 1997 TO MARCH 31, 1998..............   $ 16.81          4.72%            0.43%          1.27%
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........   $ 16.28          4.72%            0.40%          1.24%
OCTOBER 1, 1995(6) TO SEPTEMBER 30, 1996.....   $ 16.42          4.41%            0.63%          0.93%


                                                              PORTFOLIO         NET ASSETS AT
                                                   TOTAL       TURNOVER         END OF PERIOD
                                               RETURN(2)           RATE       (000'S OMITTED)
---------------------------------------------
NATIONAL LIMITED TERM TAX-FREE FUND
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     2.64%             48%          $  62,669
JUNE ]1, 1999 TO JUNE 30, 1999(10)...........    (1.08)%            24%          $  84,419
JUNE 1, 1998 TO MAY 31, 1999.................     3.97%             41%          $  88,223
JUNE 1, 1997 TO MAY 31, 1998.................     6.70%             46%          $  54,602
OCTOBER 1, 1996(6) TO MAY 31, 1997...........     6.99%             16%          $  40,990
NATIONAL TAX-FREE FUND
---------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................     0.50%             79%          $  64,859
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.69)%            18%          $  41,881
JUNE 1, 1998 TO MAY 31, 1999.................     4.04%            106%          $  43,388
JUNE 1, 1997 TO MAY 31, 1998.................    10.33%            143%          $  35,121
JUNE 1, 1996 TO MAY 31, 1997.................     8.43%            152%          $  29,217
JUNE 1, 1995 TO MAY 31, 1996.................     5.29%            126%          $  33,914
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................    (0.24)%            79%          $  18,367
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.76)%            18%          $  17,878
JUNE 1, 1998 TO MAY 31, 1999.................     3.26%            106%          $  17,973
JUNE 1, 1997 TO MAY 31, 1998.................     9.52%            143%          $  11,070
JUNE 1, 1996 TO MAY 31, 1997.................     7.63%            152%          $   7,329
JUNE 1, 1995 TO MAY 31, 1996.................     4.50%            126%          $   5,897
CLASS C
NOVEMBER 8, 1999(6) TO JUNE 30, 2000.........     2.50%             79%          $   5,572
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................     0.73%             79%          $ 244,626
JUNE 1, 1999 TO JUNE 30, 1999(10)............    (1.69)%            18%          $ 304,170
JUNE 1, 1998 TO MAY 31, 1999.................     4.04%            106%          $ 311,757
JUNE 1, 1997 TO MAY 31, 1998.................    10.22%            143%          $ 286,734
JUNE 1, 1996 TO MAY 31, 1997.................     8.54%            152%          $ 259,861
JUNE 1, 1995 TO MAY 31, 1996.................     5.29%            126%          $ 276,159
OREGON TAX-FREE FUND
---------------------------------------------
CLASS A
JULY 1, 1999 TO JUNE 30, 2000................    (0.45)%            51%          $  21,424
JULY 1, 1998 TO JUNE 30, 1999................     1.57%             54%          $  24,924
APRIL 1, 1998 TO JUNE 30, 1998(3)............     1.16%             24%          $  27,665
APRIL 1, 1997 TO MARCH 31, 1998..............     9.81%             82%          $  27,837
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........     1.65%             90%          $  30,635
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996........     5.03%             27%          $  33,676
JUNE 1, 1995 TO SEPTEMBER 30, 1995(5)........     3.67%             57%          $  50,077
CLASS B
JULY 1, 1999 TO JUNE 30, 2000................    (1.13)%            51%          $   9,657
JULY 1, 1998 TO JUNE 30, 1999................     0.63%             54%          $  10,095
APRIL 1, 1998 TO JUNE 30, 1998(3)............     0.98%             24%          $   5,956
APRIL 1, 1997 TO MARCH 31, 1998..............     8.77%             82%          $   3,762
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........     1.17%             90%          $     287
SEPTEMBER 6, 1996(6) TO SEPTEMBER 30, 1996...     0.70%             27%          $       0
INSTITUTIONAL CLASS
JULY 1, 1999 TO JUNE 30, 2000................    (0.32)%            51%          $   4,120
JULY 1, 1998 TO JUNE 30, 1999................     1.62%             54%          $   5,903
APRIL 1, 1998 TO JUNE 30, 1998(3)............     1.18%             24%          $   7,314
APRIL 1, 1997 TO MARCH 31, 1998..............    10.08%             82%          $   7,635
OCTOBER 1, 1996 TO MARCH 31, 1997(4).........     1.69%             90%          $   8,175
OCTOBER 1, 1995(6) TO SEPTEMBER 30, 1996.....     5.13%             27%          $   8,512

TAX-FREE FUNDS                                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)   The Fund changed its fiscal year-end from March 31 to June 30.

(4)   The Fund changed its fiscal year-end from September 30 to March 31.

(5)   The Fund changed its fiscal year-end from May 31 to September 30.

(6)   Commencement of operations.

(7)   The Fund changed its fiscal year-end from December 31 to September 30.

(8)   The Fund changed its fiscal year-end from December 31 to June 30.

(9) This class of shares commenced operations as Class D and was renamed as Class C in conjunction with the consolidation of Overland Express Funds, Inc. and Stagecoach Funds, Inc. on December 15, 1997.

(10)  The Fund changed its fiscal year-end from May 31 to June 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is comprised of 61 separate series as of the end of the reporting period. These financial statements present the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, National Tax-Free, and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the respective Funds of Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                                      Norwest Advantage Fund                     Wells Fargo Fund
ARIZONA TAX-FREE FUND*                                                              ARIZONA TAX-FREE FUND

CALIFORNIA TAX-FREE INCOME FUND*                                                    CALIFORNIA LIMITED TERM TAX-FREE FUND

CALIFORNIA TAX-FREE BOND FUND*                                                      CALIFORNIA TAX-FREE FUND

                                              COLORADO TAX-FREE FUND*               COLORADO TAX-FREE FUND

                                              MINNESOTA INTERMEDIATE TAX-FREE       MINNESOTA INTERMEDIATE TAX-FREE FUND
                                              FUND*

                                              MINNESOTA TAX-FREE FUND*              MINNESOTA TAX-FREE FUND

                                              LIMITED TERM TAX-FREE FUND*           NATIONAL LIMITED TERM TAX-FREE FUND

NATIONAL TAX-FREE FUND                        TAX-FREE INCOME FUND*                 NATIONAL TAX-FREE FUND

OREGON TAX-FREE FUND*                                                               OREGON TAX-FREE FUND

  *  ACCOUNTING SURVIVOR

   In the consolidation, the Wells Fargo National Tax-Free Fund acquired all of the net assets of the Stagecoach National Tax-Free Fund and Norwest Advantage
  Tax-Free Income Fund. The Stagecoach National Tax-Free Fund exchanged its 3,748,389 shares (valued at $49,053,774) for 5,010,601 shares of the Wells Fargo National Tax-Free Fund. The net assets of the Stagecoach National Tax-Free Fund included unrealized depreciation of $(4,130,301).
   The Arizona Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free, National Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. In addition, the California Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A and Institutional Class shares. The Minnesota Intermediate Tax-Free and National Limited Term Tax-Free Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agent fees.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time) 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts and premiums are accreted or amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Dividend income is recognized on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                         Undistributed Net  Net Realized    Paid-in
                                         Investment Income   Gain/Loss      Capital
    NATIONAL TAX-FREE FUND                    204,219           1,890        (206,109)

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2000.

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards at June 30, 2000, which are available to offset future net realized capital gains:

                                                        Capital Loss
Fund                                      Year Expires  Carryforwards
ARIZONA TAX-FREE FUND                           2008     $   35,528

CALIFORNIA LIMITED TERM TAX-FREE FUND           2008        106,562

CALIFORNIA TAX-FREE FUND                        2007        938,315

                                                2008      3,432,951

COLORADO TAX-FREE FUND                          2007        220,354

                                                2008      2,006,901

MINNESOTA INTERMEDIATE TAX-FREE FUND            2007        129,158

                                                2008        203,509

MINNESOTA TAX-FREE FUND                         2007        185,017

                                                2008        719,612

NATIONAL LIMITED TERM TAX-FREE FUND             2006         29,179

                                                2007        210,768

                                                2008        381,929

NATIONAL TAX-FREE FUND                          2003        232,665

                                                2007      5,435,134

                                                2008     14,187,989

OREGON TAX-FREE FUND                            2007        101,326

                                                2008        412,572

   For tax purposes, the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, and National Limited Term Tax-Free Funds have current year post-October capital losses of $1,405,505, $1,298,633, $1,951,414, and
  $1,011,806, respectively. These losses will be recognized for tax purposes on the first day of the succeeding year.
   In addition, the National Tax-Free Fund may only utilize up to $2,707,768 of its capital loss carryforwards in each subsequent year to offset net realized capital gains.

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.40% of each Fund's average daily net assets.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of each Fund's average daily net assets up to $400 million, 0.125% for the next $400 million, and 0.10% of the Fund's average daily net assets in excess of $800 million.
   Prior to November 8, 1999, the Trust had entered into separate advisory contracts on behalf of the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the old contracts with the Funds, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of each Fund's average daily net assets. Prior to November 8, 1999, the investment advisor to the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds was Norwest Investment Management, Inc. ("Advisor"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), and now known as Wells Fargo Bank Minnesota, N.A., which is a subsidiary of Wells Fargo & Company. For the Colorado Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds, the Advisor was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of each Fund's average daily net assets. For the

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Minnesota Intermediate Tax-Free Fund, the Advisor was entitled to be paid a monthly advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares. The distribution fees paid on behalf of the Funds for the year ended June 30, 2000 are disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Plan for the Class A shares of the Arizona Tax-Free and Oregon Tax-Free Funds provided that each such Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares.
   Prior to November 8, 1999, the Plan for Class A shares of the California Limited Term Tax-Free and California Tax-Free Funds provided that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the California Limited Term Tax-Free Fund's Class A shares and up to the greater of $100,000 or 0.05% of the California Tax-Free Fund's Class A shares.
   Prior to November 8, 1999, the Plan for Class B shares of the California Tax-Free Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.70% of the average daily net assets attributable to its Class B shares.
   Prior to November 8, 1999, the Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Class B shares of the Colorado Tax-Free, Minnesota Tax-Free, and National Tax-Free Funds authorized payment of a maintenance fee at an annual rate of 0.25% of the average daily net assets attributable to each Fund's Class B shares.
   The Plan for Class B shares of the Arizona Tax-Free and Oregon Tax-Free Funds, and Class C shares of the California Tax-Free Fund remains unchanged.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, WFB served as Administrator for the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free and Oregon Tax-Free Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.
   Prior to November 8, 1999, the Administrator for the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.05% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. Prior to November 8, 1999, for the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds, Norwest served as the Trust's transfer agent. For these services, Norwest received a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares.
   Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement, and prior to July 17, 1999, WFB provided transfer agency services directly for the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds at an annual rate of 0.14% of the average daily net assets of each Fund.

7. SHAREHOLDER SERVICING FEES
   The Trust has also entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares for these services. No fee is currently charged for Institutional Class shares. Prior to November 8, 1999, the shareholder servicing fees for the Class A shares of the California Tax-Free and

NOTES TO FINANCIAL STATEMENTS                                     TAX-FREE FUNDS
--------------------------------------------------------------------------------

  California Limited Term Tax-Free Funds, as well as the Class B shares of the California Tax-Free Fund were charged at the annual rate of 0.30% of the average daily net assets for each class. The Class C shares of the California Tax-Free and Institutional Class shares of the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds were charged at the same 0.25% annual rate listed above.
   The shareholder servicing fees paid on behalf of the Funds for the period ended June 30, 2000 were as follows:

                                                                   Institutional
    Fund                             Class A    Class B   Class C      Class
    ARIZONA TAX-FREE FUND           $   11,910  $  5,137      N/A     $ 8,196

    CALIFORNIA LIMITED TERM
      TAX-FREE FUND                     99,163       N/A      N/A       5,964

    CALIFORNIA TAX-FREE FUND         1,101,847   325,245  $49,400      50,663

    COLORADO TAX-FREE FUND              57,143    11,903      N/A           0

    MINNESOTA INTERMEDIATE
      TAX-FREE FUND                        N/A       N/A      N/A           0

    MINNESOTA TAX-FREE FUND             50,485    28,164      N/A           0

    NATIONAL LIMITED TERM TAX-FREE
      FUND                                 N/A       N/A      N/A           0

    NATIONAL TAX-FREE FUND             107,514    30,916    9,650           0

    OREGON TAX-FREE FUND                56,755    24,606      N/A       5,043

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to November 8, 1999, the Trust entered into contracts on behalf of the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first
  $50 million of each Fund's average daily net assets, 0.045% of the next
  $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free and National Tax-Free Funds, portfolio accounting services were provided by Forum.
   The Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to November 8, 1999, the Arizona Tax-Free, California Limited Term Tax-Free, California Tax-Free, and Oregon Tax-Free Funds had such custody services performed by WFB MN for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. Prior to November 8, 1999, the Colorado Tax-Free, Minnesota Intermediate Tax-Free, Minnesota Tax-Free, National Limited Term Tax-Free, and National Tax-Free Funds had such custody services performed by WFB MN for a fee at an annual rate of 0.02% for the first $100 million of average net assets of each Fund, declining to 0.01% of the average net assets of each Fund in excess of $200 million.
   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of June 30, 2000, Stephens owned 8 shares of the Arizona Tax-Free Fund, 13,629 shares of the California Limited Term Tax-Free Fund, 10,128 shares of the California Tax-Free Fund, 17,013 shares of the National Tax-Free Fund, and 6 shares of the Oregon Tax-Free Fund.
   Stephens has retained $3,959,051 as sales charges from the proceeds of Class A shares sold and $123,417 from the proceeds of Class C shares redeemed by the Trust for the year ended June 30, 2000. A third party financing agent has retained approximately $5,594,474 from the proceeds of Class B shares redeemed by the Trust for the year ended June 30, 2000. Wells Fargo Securities Inc., a subsidiary of WFB, received $2,532,791 as sales charges from the proceeds of Class A shares sold and $391,390 from the proceeds of Class B shares redeemed by the Trust for the year ended June 30, 2000. Norwest received $69,190 as sales

TAX-FREE FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  charges from the proceeds of Class A shares sold, $455,371 from the proceeds of Class B shares redeemed and $2,515 from the proceeds of Class C shares redeemed by the Trust for the year ended June 30, 2000.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended June 30, 2000, were waived by WFB, FAdS, or reimbursed by Stephens. Fee waivers are contractual and apply for a minimum of one year from the November 5, 1999 closing date of the reorganization. Thereafter, the contract remains in effect until such time as the Board acts to reduce or eliminate such waivers.

                                                         Expenses Reimbursed
    Fund                            Fees Waived by FAdS      by Stephens      Fees Waived by WFB  Total Fees Waived
    ARIZONA TAX-FREE FUND                $      0               $  0              $   67,161         $   67,161

    CALIFORNIA LIMITED TERM
      TAX-FREE FUND                             0                  0                 237,093            237,093

    CALIFORNIA TAX-FREE FUND                    0                203               1,429,663          1,429,866

    COLORADO TAX-FREE FUND                143,746                  0                 186,772            330,518

    MINNESOTA INTERMEDIATE TAX-
      FREE FUND                            64,345                  0                  98,970            163,315

    MINNESOTA TAX-FREE FUND               135,397                  0                 205,401            340,798

    NATIONAL LIMITED TERM TAX-FREE
      FUND                                115,290                  0                  66,804            182,094

    NATIONAL TAX-FREE FUND                425,370                  0                 211,167            636,537

    OREGON TAX-FREE FUND                        0                  0                 174,577            174,577

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended June 30, 2000, were as follows:

                                                    AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost   Sales Proceeds
    ARIZONA TAX-FREE FUND                       $  5,322,808      $    4,953,808

    CALIFORNIA LIMITED TERM TAX-FREE FUND         23,347,992          27,841,861

    CALIFORNIA TAX-FREE FUND                     198,776,870         308,600,956

    COLORADO TAX-FREE FUND                        93,133,559         100,623,498

    MINNESOTA INTERMEDIATE TAX-FREE FUND          55,678,886          85,233,113

    MINNESOTA TAX-FREE FUND                       51,327,489          65,947,033

    NATIONAL LIMITED TERM TAX-FREE FUND           34,403,772          58,102,492

    NATIONAL TAX-FREE FUND                       268,456,076         332,381,111

    OREGON TAX-FREE FUND                          18,051,862          22,166,871

INDEPENDENT AUDITORS' REPORT                                      TAX-FREE FUNDS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

   We have audited the accompanying statements of assets and liabilities of Arizona Tax-Free Fund, California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax Free Fund, and Oregon Tax-Free Fund, nine funds of Wells Fargo Funds Trust (collectively the "Funds") including the portfolios of investments as of June 30, 2000, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 60 through 74. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of June 30, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods presented on pages 60 through 74 in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP
  San Francisco, California
  August 7, 2000

TAX-FREE FUNDS                                       TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

    For the tax year ended June 30, 2000, the Colorado Tax-Free Fund designates 100% of its distributions paid during the year from net realized gains as long-term capital gain distributions, pursuant to Section 852(b)(3) of the Internal Revenue Code.
   For federal income tax purposes, the following funds designate 100% of their distributions paid from net investment income as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code for the periods as indicated:

FUND                                                              PERIODS
ARIZONA TAX-FREE FUND                                 JANUARY 1, 2000 TO JUNE 30, 2000

CALIFORNIA LIMITED TERM TAX-FREE FUND                 JANUARY 1, 2000 TO JUNE 30, 2000

CALIFORNIA TAX-FREE FUND                              JANUARY 1, 2000 TO JUNE 30, 2000

COLORADO TAX-FREE FUND                                JULY 1, 1999 TO JUNE 30, 2000

MINNESOTA INTERMEDIATE TAX-FREE FUND                  JULY 1, 1999 TO JUNE 30, 2000

MINNESOTA TAX-FREE FUND                               JULY 1, 1999 TO JUNE 30, 2000

NATIONAL LIMITED TERM TAX-FREE FUND                   JULY 1, 1999 TO JUNE 30, 2000

                                                      NOVEMBER 8, 1999 TO JUNE 30,
NATIONAL TAX-FREE FUND                                2000

OREGON TAX-FREE FUND                                  JANUARY 1, 2000 TO JUNE 30, 2000

   For California income tax purposes, the California Limited Term Tax-Free Fund and the California Tax-Free Fund designate 100% of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code for the period January 1, 2000 to June 30, 2000.

LIST OF ABBREVIATIONS                                             TAX-FREE FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ACA            --  AMERICAN CAPITAL ACCESS (CORPORATION)
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DOT            --  DEPARTMENT OF TRANSPORTATION
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDA            --  ECONOMIC DEVELOPMENT AUTHORITY
EDFA           --  EDUCATION FINANCE AUTHORITY
ETV            --  EDUCATIONAL TELEVISION
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HEFA           --  HIGHER EDUCATION FACILITIES AUTHORITY
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
HUD            --  HOUSING & URBAN DEVELOPMENT
IBC            --  INSURED BOND CERTIFICATES
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
IDR            --  INDUSTRIAL DEVELOPMENT REVENUE
JR             --  JUNIOR
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFM            --  SINGLE FAMILY MORTGAGE
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
SMR            --  SINGLE MORTGAGE REVIEW
TBA            --  TO BE ANNOUNCED
TCRS           --  TRANSFERRABLE CUSTODIAL RECEIPTS
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
USG            --  U.S. GOVERNMENT SECURITIES
UTGO           --  UNLIMITED-TAX GENERAL OBLIGATION
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

  Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.


  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.





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